UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05084

Mutual of America Investment Corporation
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.			10022
(Address of principal executive offices)			(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.

           The Annual Report to Shareholders follows:

ANNUAL REPORTS OF

MUTUAL OF AMERICA INVESTMENT CORPORATION
AND
FIDELITY INVESTMENTS® VARIABLE INSURANCE
PRODUCT FUNDS

DECEMBER 31, 2008

This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

VOLUME I

Annual Report of Fidelity Investments® Variable Insurance Products Funds: Equity-Income Portfolio

Annual Report of Fidelity Investments® Variable Insurance Products Funds: Asset ManagerSM Portfolio

Annual Report of Fidelity Investments® Variable Insurance Products Funds: Contrafund Portfolio

Annual Report of Fidelity Investments® Variable Insurance Products Funds: Mid Cap Portfolio

Volume II

Annual Report of Vanguard Variable Insurance Fund: Diversified Value Portfolio

Annual Report of Vanguard Variable Insurance Fund: International Portfolio

Annual Report of DWS Variable Series I: Bond Portfolio

Annual Report of DWS Variable Series I: Capital Growth Portfolio

Annual Report of DWS Variable Series I: International Portfolio

Annual Report of Oppenheimer Main Street Fund®/VA

Annual Report of VP Capital Appreciation Fund of American Century Variable Portfolios, Inc.

Annual Report of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc.

MUTUAL OF AMERICA INVESTMENT CORPORATION

We are pleased to present to you the Mutual of America Investment Corporation (the "Investment Company") Annual Report for the year ended December 31, 2008. This Annual Report includes important information regarding the performance and financial positions of the Investment Company's funds during 2008.

The year 2008 will go down in history as one of the worst ever for almost every conceivable type of asset. Except for a handful of small equity markets around the world and the U.S. government securities market, negative returns, and generally of large magnitude, were the norm.

For equities, the U.S. Large Cap S&P 500® Index was down 37.0% on a total return basis. Russell Small Cap and Mid-Cap Indexes were down 33.8% and 41.5%, respectively. Outside the United States, equity returns declined by similar amounts in the larger European markets, Canada, Japan, Korea, and Brazil, but among even the smaller Western markets, and especially among the markets of less developed economies, returns were much worse. In Europe, Italy was down 48.7%; Belgium, 53.8%; and Ireland, 66.2%. In Asia, the Philippines declined 48.3%, and Indonesia fell 50.6%. And the Chinese (Shanghai) and Russian markets were down an astounding 70.1% and 72.4% for the year, respectively!

Bonds also had a very difficult year. In the U.S. market, the only sectors that had positive returns were U.S. Treasuries and U.S. agency securities, up 12.4% and 4.4%, respectively. Investment Grade Corporate bonds declined 3.1%, while High Yield Corporate bonds declined 26.2%. Foreign bond markets generally fared worse, especially among emerging markets.

Housing, of course, is another asset class that performed poorly. For the year, residential housing prices were down about 19% and are now down 25% from their peak in mid-2006. Commercial real estate prices have also come under pressure as the financial and economic crisis has deepened over the past five months.

And then there are commodities, which essentially collapsed in mid-2008 after generating huge returns over the previous few years. In 2008, the CRB Index, which tracks a variety of industrial and agricultural goods, declined by 36%, paced by mid-50% declines in oil and copper, but mediated by less serious drops in food stuffs. Gold, generally a haven from market tumult, only managed to eke out a 4.3% gain in a year marked by fear, panic and risk aversion.

The causes of this market turmoil have been fairly exhaustively documented in our periodic Economic and Market Perspectives and in the press. In summary, a housing bubble turned into a housing recession; the housing recession caused an implosion of the global financial system; the financial meltdown caused a decline in overall economic activity; and the financial crisis and the economic contraction are now feeding on each other in what economists, borrowing a concept from medicine, call a "negative feedback loop," characterized by a reduction of output in one system in response to a reduction in output of the other, and so on.

As a result, the United States economy, and nearly every other economy in the world, is in recession, the length and depth of which is the central issue of concern and debate. It has already been officially determined that the U.S. entered a recession in December 2007, and it is fairly widely agreed that our recession began before those in other economies. Thus, even if the U.S. economy were to begin recovery within the next six months, global recovery would not be likely at least until early 2010.

Unfortunately, at the present time a U.S. recovery is probably unlikely to begin at least before the end of this year. Most key economic statistics continue to show deterioration, including consumer spending, employment, industrial production, capital spending and exports.

At the same time, the financial crisis persists, despite the unprecedented actions already taken by policy makers throughout the world. All central banks, led by our Federal Reserve, have lowered benchmark interest rates dramatically. In addition, the Fed has instituted a large number of programs to provide "liquidity," or funding for day-to-day operations of various key components of the financial system, in order to keep the system as a whole functioning. The Fed, along with the U.S. Treasury, has facilitated the acquisition of several failing financial institutions by healthier ones, as it did with Bear Stearns and Wachovia, for example. And it has effectively taken over control of the key federal mortgage lending agencies, Fannie Mae and Freddie Mac, as well as American International Group, formerly the largest insurance company in the world.

And then there's the infamous Troubled Asset Relief Program — or T.A.R.P. — legislation passed by Congress that authorized the U.S. Treasury to inject an initial $350 billion into the banking system to shore it up, and has recently authorized the use of an additional $350 billion for actions as yet to be determined. Notwithstanding these dramatic and expensive responses, the U.S. Treasury has within the last two months had to provide emergency bailouts for Citibank and Bank of America, two of the largest banks in the world.

Fortunately, even more firepower is on the way. The new Obama administration is on the verge of announcing a comprehensive, wide-ranging fiscal plan proposing a variety of federal spending programs totaling $850 billion over the next two years. Most commentators believe the final bill will end up being much higher, but that eventually such government spending will be successful in mitigating the downside of the recession and in laying the groundwork for a recovery.

However hopeful, or convinced, we are that the will and creativity of our leaders, the wealth generating capacity of the U.S. economy over time, and the strength and fortitude of the American people, will ultimately triumph over our current woes, it will take time, and it will be painful. U.S. Gross Domestic Product, the broadest measure of economic growth, was just reported to have contracted 3.8% in the 4th Quarter of 2008, following a 0.5% contraction in the 3rd Quarter. Further contractions are likely in at least each of the next two quarters of 2009. Given such dire growth prospects, unemployment will likely rise from its current 7.2% to probably more that 10%. Many smaller banks will close their doors and many companies, large and small, will go bankrupt. Moody's projects that the corporate default rate, currently at 4.4% in the U.S., will hit 15% by the end of 2009, well above the previous peaks of 10-11% in the 1991 and 2002 recessions.

Under such circumstances, stock markets are unlikely to show any sustained advance, and will almost surely continue to show the type of volatility witnessed last year. In general, bull markets require at least a good chance of sustainable positive economic growth, and that is just not a reasonable expectation on any near term horizon at this time.

And yet, markets tend to anticipate the future. We probably saw the lows in stocks last November, unless the financial crisis and recession deepen further, or prove totally unresponsive to stimulus. And we will probably have to endure a series of rallies and retrenchments before the fundamentals sort themselves out and stabilize. This bear market has already witnessed two 18-23% advances since late October, only to see most of those gains given back.

But stocks will at some point begin a sustainable advance well before the news becomes positive. Investors are already looking for signs of such an inflexion point by looking at economic data as it is reported for signs that deterioration is slowing. For markets, less bad sometimes is good, especially when enough of the data seem to confirm that the worst of the declines are past. That day will come, and we're hoping it will arrive before the end of this year. Right now, unfortunately, too much is unknown while the data is still moving in the wrong direction.

In the meantime, the Investment Company has positioned its portfolios for the current environment with the objective of outperforming our benchmarks and our peers, as they did in many cases last year.

The total return performance for each of the Investment Company Funds is reflected below:

Total Returns — Year Ended December 31, 2008

Equity Index Fund	-37.08%
All America Fund	-35.49%
Small Cap Value Fund	-27.76%
Small Cap Growth Fund	-34.37%
Mid Cap Value Fund	-32.64%
Mid-Cap Equity Index Fund	-36.31%
International Fund	-40.06%
Composite Fund	-22.51%
Retirement Income Fund	- 9.61%
2010 Retirement Fund	-17.45%
2015 Retirement Fund	-21.01%
2020 Retirement Fund	-24.81%
2025 Retirement Fund	-28.32%
2030 Retirement Fund	-29.95%
2035 Retirement Fund	-32.53%
2040 Retirement Fund	-32.75%
2045 Retirement Fund	-32.90%
Conservative Allocation Fund	-10.19%
Moderate Allocation Fund	-19.85%

Aggressive Allocation Fund	-28.20%
Money Market Fund	+ 2.34%
Mid-Term Bond Fund	+ 1.84%
Bond Fund	- 1.75%

The above total return performance figures do not reflect the deduction of respective Separate Account fees and expenses imposed by Mutual of America Life Insurance Company. All Fund performances presented throughout this report are historical, reflect the full reinvestment of dividends paid, and should not be considered indicative of future results.

On the pages immediately following are brief presentations and graphs for each Fund (except the Money Market Fund), which illustrate each Fund's respective:

•  Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

•  Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

•  Historical performance compared to an appropriate index.

Following those are graphical representations of the asset allocations of each Fund and an illustration of each Fund's operating expenses. The summarized portfolios of each Fund and financial statements are presented in the pages which then follow.

Thank you for your continued investment in our Funds.

Sincerely,

Manfred Altstadt
Chairman of the Board, President
and Chief Executive Officer
Mutual of America Investment Corporation

The views expressed in this Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements, which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

EQUITY INDEX FUND

The Equity Index Fund's objective is to replicate the performance of the S&P 500® Index (the "S&P 500"), which consists of 500 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and Nasdaq, with each stock's weight in the index proportionate to its market value. The weightings make each company's influence on the S&P 500's performance directly proportional to that company's market value.

Overall, 2008 was an abysmal year for absolute returns. According to Standard & Poor's, the S&P 500 return of -37.00% marked the worst year for the index since 1937, when the market was down -38.59%. All ten sectors posted negative double digit returns with the Financial sector down 55.27%! Consumer Staples were the least hit with a negative 15.30% return. The fourth quarter of 2008 brought the most pain with a -22.56% return as the collapse of the financial industry leaders began in September.

The Equity Index Fund's performance for the year ended December 31, 2008, was -37.08%, in line with the benchmark return of -37.00%. Note that the Equity Index Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

Equity Index Fund

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$6,292	-37.08%	-37.08%
5 Years	$8,879	-11.21%	-2.35%
10 Years	$8,552	-14.48%	-1.55%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$6,300	-37.00%	-37.00%
5 Years	$8,950	-10.50%	-2.19%
10 Years	$8,699	-13.01%	-1.38%

The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

ALL AMERICA FUND

The investment objective of the All America Fund is to outperform the S&P 500® Index (the "S&P 500"). The All America Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, using three different investment approaches. The actively managed portion of the All America Fund is approximately equally distributed between large cap stocks and small cap stocks, with the small cap stocks in turn equally distributed between small cap value and small cap growth stocks.

The year 2008 proved a difficult time for not only domestic equity markets, but global equity markets as well, as documented in the President's Letter. Only a handful of global equity indices had positive returns. In the U.S., the S&P 500® Index of large capitalization stocks declined by -37.00% , while the Russell 2000 (Small Cap) Growth® Index was down -38.54% and the Russell 2000 Value® Index was down -28.92% for the twelve month period ended December 31, 2008.

The All America Fund's return for the year ended December 31, 2008, was -35.49% versus the benchmark return of -37.00%. The indexed portion of the fund, representing 60% of the overall portfolio, performed in line with the S&P 500® index. The overperformance derived from results surpassing that of the S&P 500® Index by all three actively managed components of the Fund, specifically, Large Cap representing 20% of the Fund, and both Small Cap Value and Small Cap Growth, each representing 10% of the Fund.

All America Fund

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$6,451	-35.49%	-35.49%
5 Years	$8,739	-12.61%	-2.66%
10 Years	$8,909	-10.91%	-1.15%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$6,300	-37.00%	-37.00%
5 Years	$8,950	-10.50%	-2.19%
10 Years	$8,699	-13.01%	-1.38%

The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

SMALL CAP VALUE FUND

The investment objective of the Small Cap Value Fund is to outperform the Russell 2000 Value® Index. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the year ended December 31, 2008, the Small Cap Value Fund returned -27.76% versus a -28.92% return for the Russell 2000 Value® Index. Stock selection was the primary driver of positive performance versus the benchmark. Sectors contributing to Fund performance included Finance, Consumer Cyclical and Consumer Staples, while sectors detracting from Fund performance included Basic Materials and Insurance.

Small Cap Value Fund

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$7,224	-27.76%	-27.76%
Since 7/1/05 (Inception)	$8,784	-12.16%	-3.64%

Russell 2000 Value Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$7,108	-28.92%	-28.92%
Since 7/1/05 (Inception)	$8,171	-18.29%	-5.61%

The line representing the performance return of the Small Cap Value Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

SMALL CAP GROWTH FUND

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned -34.37% during the year ended December 31, 2008. The Fund's benchmark, the Russell 2000 Growth® Index, returned -38.54% for the period.

The Small Cap Growth Fund's overperformance against its benchmark was due primarily to outperformance in the Financial, Consumer Discretionary and Industrial sectors. The Healthcare and Consumer Staples Sector underperformed the benchmark and detracted from the overall performance of the year. Also, we maintained a fairly defensive posture in our stock selection, which contributed to our overall outperformance for 2008. Stock selection, as opposed to sector allocation, continues to be the main factor in our returns.

Small Cap Growth Fund

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$6,563	-34.37%	-34.37%
Since 7/1/05 (Inception)	$8,345	-16.55%	-5.04%

Russell 2000 Growth Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$6,146	-38.54%	-38.54%
Since 7/1/05 (Inception)	$8,022	-19.78%	-6.10%

The line representing the performance return of the Small Cap Growth Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

MID CAP VALUE FUND

The investment objective of the Mid Cap Value Fund is to outperform the Russell Mid Cap Value® Index. The Mid Cap Value Fund generally invests in companies that are between $1 billion and $20 billion in market capitalization and have lower price-to-book characteristics.

For the year ended December 31, 2008, the Mid Cap Value Fund returned -32.64% versus a -38.44% return for the Russell Mid Cap Value® Index. Stock selection was the primary driver of positive performance versus the benchmark. Sectors contributing to Mid Cap Value Fund performance included Finance and Retail, while sectors detracting from Mid Cap Value Fund performance included Consumer Staples and REITs.

Mid Cap Value Fund

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$6,736	-32.64%	-32.64%
Since 7/1/05 (Inception)	$8,422	-15.78%	-4.78%

Russell Mid Cap Value Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$6,156	-38.44%	-38.44%
Since 7/1/05 (Inception)	$7,723	-22.77%	-7.12%

The line representing the performance return of the Mid Cap Value Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

MID-CAP EQUITY INDEX FUND

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (the "S&P MidCap 400"). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and Nasdaq. The weightings make each company's influence on the S&P MidCap 400's performance directly proportional to that company's market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The performance returns of 2008 were a disaster for all asset classes, with even the S&P MidCap 400 posting a -36.23% return, not far from its larger brethren, the S&P 500 at -37.00%. All ten sectors posted a negative double digit return with Energy leading the decline with -46.31%. Oil prices continued to drop from their peak of $145 a barrel in June 2008. Demand weakened as the global economy began to seize, leading to increases in inventory. The build out of global infrastructure slowed and consumers stopped spending. The mid-cap companies depend on these core sources to continue to grow and, as a result, the mid-cap index fell just as the large cap index was brutally hit by the capital market downturn. As 2009 begins, there is still uncertainty as to which direction the economy will head.

The Mid-Cap Equity Index Fund's performance for the year ended December 31, 2008, was -36.31%, in line with the -36.23% return of the S&P MidCap 400. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

Mid-Cap Equity Index Fund

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$6,369	-36.31%	-36.31%
5 Years	$9,883	-1.17%	-0.23%
Since 5/3/99 (Inception)	$14,614	46.14%	4.01%

S & P MidCap 400 Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$6,377	-36.23%	-36.23%
5 Years	$9,959	-0.41%	-0.08%
Since 5/3/99 (Inception)	$15,079	50.79%	4.34%

The line representing the performance return of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

INTERNATIONAL FUND

The International Fund seeks capital appreciation by investing, directly or indirectly, in stocks of companies located outside of the United States that are reflected or contained in the Morgan Stanley Capital International, Inc. Europe, Australasia and Far East Index® (MSCI EAFE Index®). Currently the International Fund is invested exclusively in exchange traded funds that reflect or closely match the holdings in the MSCI EAFE Index®.

Performance for the International Fund is compared to the MSCI EAFE Index®. For the year ended December 31, 2008, the International Fund returned -40.06%, outperforming the -43.06% return of the benchmark. The Fund's outperformance against its benchmark was due to favorable management of cash inflows throughout the year.

International Fund

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$5,994	-40.06%	-40.06%
Since 11/5/07 (Inception)	$5,819	-41.81%	-37.41%

MSCI EAFE Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$5,694	-43.06%	-43.06%
Since 11/5/07 (Inception)	$5,540	-44.60%	-40.02%

The line representing the performance return of the International Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

COMPOSITE FUND

The Composite Fund invests in a diversified portfolio of common stocks and fixed-income securities, seeking appreciation and current income. The equity portion of the Composite Fund invests in stocks within the S&P 500® Index.

The S&P 500 Index had a total return of -37.00% for the twelve months ended December 31, 2008. No sectors managed to generate positive total returns for the year as a whole. The worst performing sectors were Financials, Materials and Information Technology, which earned -55.27%, -45.68% and -43.01%, respectively. Only one sector, Consumer Staples, generated a return above -20%, coming in at -15.30%

The equity portion of the Composite Fund maintains sector weights within plus or minus 100 basis points of the S&P 500® Index and does not take positions in individual stocks with overweights of more than 200 basis points. This structural discipline produces a relatively low-risk portfolio that emphasizes stock selection based on strong fundamental analysis. For the twelve month period ending December 31, 2008, the equity portion of the Fund had a total return of -34.63% (before expenses), outperforming the S&P 500® Index by 237 basis points.

The Federal Reserve aggressively cut the federal funds rate throughout 2008. Starting the year at 4.25%, it was lowered to 2.00% by the end of the second quarter and then to a historic low range of 0.00%-0.25% by year's end. This seven-step process of reducing rates was part of the government's attempt to stimulate the economy and keep longer rates low.

The bond market became more focused on deflation as the government became increasingly involved in the credit markets in order to avoid instability and defaults. Nevertheless, credit spreads widened to unprecedented levels as traditional corporate bonds traded down to distress prices in a barely functioning market place.

The Fund emphasizes higher yielding corporate bonds and these were negatively affected, especially in the fourth quarter. The Fund ended the year with a shorter duration than the fixed-income component of its benchmark, which also hurt its performance.

The strategy of creating an extremely diversified credit portfolio with an intermediate maturity focus will be continued so long as inflation threatens to impair returns and economic concerns remain. The management focus will also continue to be on income, rather than capital gains, as compounded returns at favorable rates remains a primary objective.

For the year ended December 31, 2008, the Composite Fund returned -22.51% (after expenses) compared to the weighted benchmark return of -20.10%, 40% of which is based on the Barclay's Capital Aggregate Bond Index® and 60% of which is based on the S&P 500 Index®. This underperformance was the result of the significant underperformance of the fixed-income portion of the Fund offsetting the fairly strong overperformance of the equity portion of the Fund.

Composite Fund

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$7,749	-22.51%	-22.51%
5 Years	$9,834	-1.66%	-0.33%
10 Years	$10,966	9.66%	0.93%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$6,300	-37.00%	-37.00%
5 Years	$8,950	-10.50%	-2.19%
10 Years	$8,699	-13.01%	-1.38%

Barclay's Capital Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$10,524	5.24%	5.24%
5 Years	$12,550	25.50%	4.65%
10 Years	$17,294	72.94%	5.63%

Citigroup 3 - Month T-Bill Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$10,180	1.80%	1.80%
5 Years	$11,647	16.47%	3.10%
10 Years	$13,830	38.30%	3.30%

The line representing the performance return of the Composite Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return lines of the Indices do not.

RETIREMENT INCOME FUND

The objective of the Retirement Income Fund is current income consistent with the preservation of capital and, to a lesser extent, capital appreciation. The Retirement Income Fund invests primarily in the fixed-income funds of the Investment Company and also invests in two equity funds of the Investment Company. The Fund's target allocation is approximately 75% of net assets in fixed-income funds (approximately 30% each in the Bond and Mid-Term Bond Funds and 15% in the Money Market Fund) and approximately 25% of net assets in equity funds (20% in the Equity Index Fund and 5% in the Mid-Cap Equity Index Fund).

Performance for the Retirement Income Fund is compared to the Barclay's Capital Aggregate Bond Index® (60% weighting), the Citigroup 3-Month Treasury Bill Index® (15% weighting) and the S&P 500® Index (25% weighting). For the year ended December 31, 2008, the Fund returned -9.61% versus a -5.84% return in the weighted benchmark. The underperformance of the Fund is mainly attributable to the Bond Fund and, to a lesser extent, the Mid-Term Bond Fund underperforming the Barclay's Capital Aggregate Bond Index®.

Retirement Income Fund

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$9,039	-9.61%	-9.61%
Since 11/5/07 (Inception)	$9,046	-9.54%	-8.31%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$6,300	-37.00%	-37.00%
Since 11/5/07 (Inception)	$6,225	-37.75%	-33.65%

Barclay's Capital Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$10,524	5.24%	5.24%
Since 11/5/07 (Inception)	$10,673	6.73%	5.80%

Citigroup 3 - Month T-Bill Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$10,180	1.80%	1.80%
Since 11/5/07 (Inception)	$10,244	2.44%	2.11%

The line representing the performance return of the Retirement Income Fund includes expenses, such as transaction costs and management fees (including those incurred by the underlying funds) that reduce returns, while the performance return lines of the Indices do not.

2010 RETIREMENT FUND

The objective of the 2010 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2010. The 2010 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 55% of net assets in fixed-income funds (approximately 25% in the Bond Fund, 20% in the Mid-Term Bond Fund and 10% in the Money Market Fund) and approximately 45% of net assets in equity funds (25% in the Equity Index Fund, 15% in the Mid-Cap Equity Index Fund and 5% in the International Fund).

Performance for the 2010 Retirement Fund is compared to the Barclay's Capital Aggregate Bond Index® (45% weighting), the Citigroup 3-Month Treasury Bill Index® (10% weighting) and the S&P 500® Index (45% weighting). For the year ended December 31, 2008, the Fund returned -17.45% versus a -14.11% return in the weighted benchmark. The underperformance of the Fund is mainly attributable to the Bond Fund and, to a lesser extent, the Mid-Term Bond Fund underperforming the Barclay's Capital Aggregate Bond Index®.

2010 Retirement Fund

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$8,255	-17.45%	-17.45%
Since 11/5/07 (Inception)	$8,200	-18.00%	-15.78%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$6,300	-37.00%	-37.00%
Since 11/5/07 (Inception)	$6,225	-37.75%	-33.65%

Barclay's Capital Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$10,524	5.24%	5.24%
Since 11/5/07 (Inception)	$10,673	6.73%	5.80%

Citigroup 3 - Month T-Bill Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$10,180	1.80%	1.80%
Since 11/5/07 (Inception)	$10,244	2.44%	2.11%

The line representing the performance return of the 2010 Retirement Fund includes expenses, such as transaction costs and management fees (including those incurred by the underlying funds) that reduce returns, while the performance return lines of the Indices do not.

2015 RETIREMENT FUND

The objective of the 2015 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2015. The 2015 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 55% of net assets in equity funds (approximately 30% in the Equity Index Fund, 12% in the Mid-Cap Equity Index Fund, 7% in the International Fund and 3% each in the Small Cap Growth and Small Cap Value Funds) and approximately 45% of net assets in fixed-income funds (25% in the Bond Fund, 11% in the Mid-Term Bond Fund and 9% in the Money Market Fund).

Performance for the 2015 Retirement Fund is compared to the S&P 500® Index (55% weighting), the Barclay's Capital Aggregate Bond Index® (36% weighting) and the Citigroup 3-Month Treasury Bill Index® (9% weighting). For the year ended December 31, 2008, the Fund returned -21.01% versus a -18.30% return in the weighted benchmark. The underperformance of the Fund is mainly attributable to the Bond Fund and, to a lesser extent, the Mid-Term Bond Fund underperforming the Barclay's Capital Aggregate Bond Index®.

2015 Retirement Fund

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$7,899	-21.01%	-21.01%
Since 11/5/07 (Inception)	$7,807	-21.93%	-19.28%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$6,300	-37.00%	-37.00%
Since 11/5/07 (Inception)	$6,225	-37.75%	-33.65%

Barclay's Capital Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$10,524	5.24%	5.24%
Since 11/5/07 (Inception)	$10,673	6.73%	5.80%

Citigroup 3 - Month T-Bill Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$10,180	1.80%	1.80%
Since 11/5/07 (Inception)	$10,244	2.44%	2.11%

The line representing the performance return of the 2015 Retirement Fund includes expenses, such as transaction costs and management fees (including those incurred by the underlying funds) that reduce returns, while the performance return lines of the Indices do not.

2020 RETIREMENT FUND

The objective of the 2020 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2020. The 2020 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 65% of net assets in equity funds (approximately 35% in the Equity Index Fund, 12% in the Mid-Cap Equity Index Fund, 10% in the International Fund and 4% each in the Small Cap Growth and Small Cap Value Funds) and approximately 35% of net assets in fixed-income funds (24% in the Bond Fund and 11% in the Mid-Term Bond Fund).

Performance for the 2020 Retirement Fund is compared to the S&P 500® Index (65% weighting) and the Barclay's Capital Aggregate Bond Index® (35% weighting). For the year ended December 31, 2008, the Fund returned -24.81% versus a -22.22% return in the weighted benchmark. The underperformance of the Fund is mainly attributable to the Bond Fund and, to a lesser extent, the Mid-Term Bond Fund underperforming the Barclay's Capital Aggregate Bond Index®.

2020 Retirement Fund

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$7,519	-24.81%	-24.81%
Since 11/5/07 (Inception)	$7,404	-25.96%	-22.90%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$6,300	-37.00%	-37.00%
Since 11/5/07 (Inception)	$6,225	-37.75%	-33.65%

Barclay's Capital Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$10,524	5.24%	5.24%
Since 11/5/07 (Inception)	$10,673	6.73%	5.80%

The line representing the performance return of the 2020 Retirement Fund includes expenses, such as transaction costs and management fees (including those incurred by the underlying funds) that reduce returns, while the performance return lines of the Indices do not.

2025 RETIREMENT FUND

The objective of the 2025 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2025. The 2025 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 75% of net assets in equity funds (approximately 40% in the Equity Index Fund, 15% in the Mid-Cap Equity Index Fund, 10% in the International Fund and 5% each in the Small Cap Growth and Small Cap Value Funds) and approximately 25% of net assets in fixed-income funds (20% in the Bond Fund and 5% in the Mid-Term Bond Fund).

Performance for the 2025 Retirement Fund is compared to the S&P 500® Index (75% weighting) and the Barclay's Capital Aggregate Bond Index® (25% weighting). For the year ended December 31, 2008, the Fund returned -28.32% versus a -26.44% return in the weighted benchmark. The underperformance of the Fund is mainly attributable to the Bond Fund underperforming the Barclay's Capital Aggregate Bond Index® and, to a lesser extent, the International Fund underperforming the S&P 500® Index.

2025 Retirement Fund

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$7,168	-28.32%	-28.32%
Since 11/5/07 (Inception)	$7,029	-29.71%	-26.30%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$6,300	-37.00%	-37.00%
Since 11/5/07 (Inception)	$6,225	-37.75%	-33.65%

Barclay's Capital Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$10,524	5.24%	5.24%
Since 11/5/07 (Inception)	$10,673	6.73%	5.80%

The line representing the performance return of the 2025 Retirement Fund includes expenses, such as transaction costs and management fees (including those incurred by the underlying funds) that reduce returns, while the performance return lines of the Indices do not.

2030 RETIREMENT FUND

The objective of the 2030 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2030. The 2030 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 80% of net assets in equity funds (approximately 40% in the Equity Index Fund, 18% in the Mid-Cap Equity Index Fund, 10% in the International Fund and 6% each in the Small Cap Growth and Small Cap Value Funds) and approximately 20% of net assets in the Bond Fund.

Performance for the 2030 Retirement Fund is compared to the S&P 500® Index (80% weighting) and the Barclay's Capital Aggregate Bond Index® (20% weighting). For the year ended December 31, 2008, the Fund returned -29.95% versus a -28.55% return in the weighted benchmark. The underperformance of the Fund is mainly attributable to the Bond Fund underperforming the Barclay's Capital Aggregate Bond Index® and, to a lesser extent, the International Fund underperforming the S&P 500® Index.

2030 Retirement Fund

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$7,005	-29.95%	-29.95%
Since 11/5/07 (Inception)	$6,850	-31.50%	-27.92%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$6,300	-37.00%	-37.00%
Since 11/5/07 (Inception)	$6,225	-37.75%	-33.65%

Barclay's Capital Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$10,524	5.24%	5.24%
Since 11/5/07 (Inception)	$10,673	6.73%	5.80%

The line representing the performance return of the 2030 Retirement Fund includes expenses, such as transaction costs and management fees (including those incurred by the underlying funds) that reduce returns, while the performance return lines of the Indices do not.

2035 RETIREMENT FUND

The objective of the 2035 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2035. The 2035 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 88% of net assets in equity funds (approximately 40% in the Equity Index Fund, 21% in the Mid-Cap Equity Index Fund, 13% in the International Fund and 7% each in the Small Cap Growth and Small Cap Value Funds) and approximately 12% of net assets in the Bond Fund.

Performance for the 2035 Retirement Fund is compared to the S&P 500® Index (88% weighting) and the Barclay's Capital Aggregate Bond Index® (12% weighting). For the year ended December 31, 2008, the Fund returned -32.53% versus a -31.93% return in the weighted benchmark. The underperformance of the Fund is mainly attributable to the Bond Fund underperforming the Barclay's Capital Aggregate Bond Index® and, to a lesser extent, the International Fund underperforming the S&P 500® Index.

2035 Retirement Fund

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$6,747	-32.53%	-32.53%
Since 11/5/07 (Inception)	$6,576	-34.24%	-30.42%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$6,300	-37.00%	-37.00%
Since 11/5/07 (Inception)	$6,225	-37.75%	-33.65%

Barclay's Capital Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$10,524	5.24%	5.24%
Since 11/5/07 (Inception)	$10,673	6.73%	5.80%

The line representing the performance return of the 2035 Retirement Fund includes expenses, such as transaction costs and management fees (including those incurred by the underlying funds) that reduce returns, while the performance return lines of the Indices do not.

2040 RETIREMENT FUND

The objective of the 2040 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2040. The 2040 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 89% of net assets in equity funds (approximately 35% in the Equity Index Fund, 24% in the Mid-Cap Equity Index Fund, 14% in the International Fund and 8% each in the Small Cap Growth and Small Cap Value Funds) and approximately 11% of net assets in the Bond Fund.

Performance for the 2040 Retirement Fund is compared to the S&P 500® Index (89% weighting) and the Barclay's Capital Aggregate Bond Index® (11% weighting). For the year ended December 31, 2008, the Fund returned -32.75%, in line with the -32.35% return in the weighted benchmark. The slight underperformance of the Fund is mainly attributable to the Bond Fund underperforming the Barclay's Capital Aggregate Bond Index® and the International Fund underperforming the S&P 500® Index.

2040 Retirement Fund

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$6,725	-32.75%	-32.75%
Since 11/5/07 (Inception)	$6,545	-34.55%	-30.71%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$6,300	-37.00%	-37.00%
Since 11/5/07 (Inception)	$6,225	-37.75%	-33.65%

Barclay's Capital Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$10,524	5.24%	5.24%
Since 11/5/07 (Inception)	$10,673	6.73%	5.80%

The line representing the performance return of the 2040 Retirement Fund includes expenses, such as transaction costs and management fees (including those incurred by the underlying funds) that reduce returns, while the performance return lines of the Indices do not.

2045 RETIREMENT FUND

The objective of the 2045 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2045. The 2045 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 90% of net assets in equity funds (approximately 35% in the Equity Index Fund, 20% in the Mid-Cap Equity Index Fund, 15% in the International Fund and 10% each in the Small Cap Growth and Small Cap Value Funds) and approximately 10% of net assets in the Bond Fund.

Performance for the 2045 Retirement Fund is compared to the S&P 500® Index (90% weighting) and the Barclay's Capital Aggregate Bond Index® (10% weighting). For the year ended December 31, 2008, the Fund returned -32.90%, in line with the -32.78% return in the weighted benchmark. The slight underperformance of the Fund is mainly attributable to the Bond Fund underperforming the Barclay's Capital Aggregate Bond Index® and the International Fund underperforming the S&P 500® Index.

2045 Retirement Fund

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$6,710	-32.90%	-32.90%
Since 11/5/07 (Inception)	$6,523	-34.77%	-30.91%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$6,300	-37.00%	-37.00%
Since 11/5/07 (Inception)	$6,225	-37.75%	-33.65%

Barclay's Capital Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$10,524	5.24%	5.24%
Since 11/5/07 (Inception)	$10,673	6.73%	5.80%

The line representing the performance return of the 2045 Retirement Fund includes expenses, such as transaction costs and management fees (including those incurred by the underlying funds) that reduce returns, while the performance return lines of the Indices do not.

CONSERVATIVE ALLOCATION FUND

The objective of the Conservative Allocation Fund is current income and, to a lesser extent, capital appreciation. The Conservative Allocation Fund invests primarily in the fixed-income funds of the Investment Company and also invests in an equity fund of the Investment Company. The Conservative Allocation Fund's target allocation is approximately 75% of net assets in fixed-income funds (approximately 30% in the Bond Fund and approximately 45% in the Mid-Term Bond Fund) and approximately 25% of net assets in equity funds (the Equity Index Fund).

Performance for the Conservative Allocation Fund is compared to the Barclay's Capital Aggregate Bond Index® (75% weighting) and the S&P 500® Index (25% weighting). For the year ended December 31, 2008, the Conservative Allocation Fund returned -10.19% versus a -5.32% return in the weighted benchmark. The underperformance of the Fund is mainly attributable to the Bond Fund and, to a lesser extent, the Mid-Term Bond Fund underperforming the Barclay's Capital Aggregate Bond Index®.

Conservative Allocation Fund

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$8,981	-10.19%	-10.19%
5 Years	$10,953	9.53%	1.84%
Since 5/20/03 (Inception)	$11,536	15.36%	2.58%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$6,300	-37.00%	-37.00%
5 Years	$8,950	-10.50%	-2.19%
Since 5/20/03 (Inception)	$10,941	9.41%	1.61%

Barclay's Capital Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$10,524	5.24%	5.24%
5 Years	$12,550	25.50%	4.65%
Since 5/20/03 (Inception)	$12,598	25.98%	4.20%

The line representing the performance return of the Conservative Allocation Fund includes expenses, such as transaction costs and management fees in the underlying funds that reduce returns, while the performance return lines of the Indices do not.

MODERATE ALLOCATION FUND

The objective of the Moderate Allocation Fund is capital appreciation and current income. The Moderate Allocation Fund invests in the equity and fixed-income funds of the Investment Company. The Moderate Allocation Fund's target allocation is approximately 50% of net assets in equity funds (approximately 35% of its net assets in the Equity Index Fund and approximately 15% of its net assets in the Mid-Cap Equity Index Fund) and approximately 50% of net assets in fixed-income funds (approximately 30% of its net assets in the Bond Fund and approximately 20% of its net assets in the Mid-Term Bond Fund).

Performance for the Moderate Allocation Fund is compared to the S&P 500® Index (50% weighting) and the Barclay's Capital Aggregate Bond Index® (50% weighting). For the year ended December 31, 2008, the Moderate Allocation Fund returned -19.85% versus a -15.88% return for the weighted benchmark. The underperformance of the Fund is mainly attributable to the Bond Fund and, to a lesser extent, the Mid-Term Bond Fund underperforming the Barclay's Capital Aggregate Bond Index®.

Moderate Allocation Fund

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$8,015	-19.85%	-19.85%
5 Years	$10,517	5.17%	1.01%
Since 5/20/03 (Inception)	$11,751	17.51%	2.92%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$6,300	-37.00%	-37.00%
5 Years	$8,950	-10.50%	-2.19%
Since 5/20/03 (Inception)	$10,941	9.41%	1.61%

Barclay's Capital Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$10,524	5.24%	5.24%
5 Years	$12,550	25.50%	4.65%
Since 5/20/03 (Inception)	$12,598	25.98%	4.20%

The line representing the performance return of the Moderate Allocation Fund includes expenses, such as transaction costs and management fees in the underlying funds that reduce returns, while the performance return lines of the Indices do not.

AGGRESSIVE ALLOCATION FUND

The objective of the Aggressive Allocation Fund is capital appreciation and, to a lesser extent, current income. The Aggressive Allocation Fund invests in the equity and fixed-income funds of the Investment Company. The Aggressive Allocation Fund's target allocation is approximately 75% of net assets in equity funds (approximately 45% of its net assets in the Equity Index Fund, approximately 20% of its net assets in the Mid-Cap Equity Index Fund, approximately 5% of its net assets in the Small Cap Value Fund and approximately 5% of its net assets in the Small Cap Growth Fund) and approximately 25% of net assets in the Bond Fund.

Performance for the Aggressive Allocation Fund is compared to the S&P 500 Index® (75% weighting) and the Barclay's Capital Aggregate Bond Index® (25% weighting). For the year ended December 31, 2008, the Aggressive Allocation Fund returned -28.20% versus a -26.44% return for the weighted benchmark. The underperformance of the Fund is mainly attributable to the Bond Fund and, to a lesser extent, the Mid-Term Bond Fund underperforming the Barclay's Capital Aggregate Bond Index®.

Aggressive Allocation Fund

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$7,180	-28.20%	-28.20%
5 Years	$9,855	-1.45%	-0.29%
Since 5/20/03 (Inception)	$11,754	17.54%	2.92%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$6,300	-37.00%	-37.00%
5 Years	$8,950	-10.50%	-2.19%
Since 5/20/03 (Inception)	$10,941	9.41%	1.61%

Barclay's Capital Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$10,524	5.24%	5.24%
5 Years	$12,550	25.50%	4.65%
Since 5/20/03 (Inception)	$12,598	25.98%	4.20%

The line representing the performance return of the Aggressive Allocation Fund includes expenses, such as transaction costs and management fees in the underlying funds that reduce returns, while the performance return lines of the Indices do not.

MONEY MARKET FUND

The Money Market Fund's investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. The Fund returned 2.34% for the year ended December 31, 2008, compared to a 1.80% return for the Citigroup 3 Month Treasury Bill Index. The Fund's overperformance compared to its benchmark is due to our efforts to extend the fund's weighted average maturity prior to the Fed's aggressive rate cuts.

The unprecedented events of 2008 have prompted the Federal Reserve and central banks around the world to take extraordinary measures to provide liquidity and restore confidence in the money markets. As a result, the Federal Reserve reduced the federal funds rate by 400 basis points during 2008, ending with a range of 0%-.25%. The seven-day effective yield as of February 17, 2009, was 0.02% As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees the Separate Account's investments in shares of the Money Market Fund.

MID-TERM BOND FUND

The Mid-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Mid-Term Bond Fund primarily invests in corporate and U.S. government agency securities, which normally yield more than U.S. Treasury issues.

Intermediate-term government rates declined substantially during the second half of 2008 in response to aggressive Federal Reserve easing. For example, five-year Treasury note yields declined from 3.33% on June 30th to 1.55% at year-end.

The Mid-Term Bond Fund maintained a shorter duration than its benchmark, the Citigroup Government/Corporate 3-7 Year Bond Index, due to concerns about inflation. This hurt performance since the Fund did not fully participate in the strong fourth quarter rally. The widening of corporate bonds' spreads also impeded returns since the Fund continues to emphasize higher yielding investment-grade securities in an extremely diversified portfolio. Credit diversification, along with shorter maturities, will continue to provide protection from event risk.

This portfolio strategy will be appropriate in an investment environment dominated by economic and inflationary concerns. Additionally, agency securities will become less dominant in the portfolio when fairly priced corporate securities become available.

For the year ended December 31, 2008, the Mid-Term Bond Fund returned 1.84% versus the 5.54% return for the Citigroup Government/Corporate 3-7 Year Bond Index. The Fund's underperformance compared to the benchmark was due to its shorter duration than the index and its underweighting of U.S. Treasuries.

Mid-Term Bond Fund

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$10,184	1.84%	1.84%
5 Years	$11,727	17.27%	3.24%
10 Years	$15,512	55.12%	4.49%

Citigroup 3-7 Year Bond Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$10,554	5.54%	5.54%
5 Years	$12,424	24.24%	4.44%
10 Years	$17,535	75.35%	5.77%

The line representing the performance return of the Mid-Term Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

BOND FUND

The Bond Fund's primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk by investing primarily in investment grade, publicly traded debt securities. A secondary objective is preservation of capital. The Bond Fund primarily invests in corporate, U.S. government agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

The Federal Reserve aggressively cut the federal funds rate throughout 2008. Starting the year at 4.25%, it was lowered to 2.00% by the end of the second quarter and then to a historic low range of 0.00%-0.25% by year's end. This seven-step process of reducing rates was part of the government's attempt to stimulate the economy and keep longer rates low.

The bond market became more focused on deflation as the government became increasingly involved in the credit markets in order to avoid instability and defaults. Nevertheless, credit spreads widened to unprecedented levels as traditional corporate bonds traded down to distress prices in a barely functioning market place.

The Fund emphasizes higher yielding corporate bonds and these were negatively affected, especially in the fourth quarter. The Fund ended the year with a shorter duration than its benchmark, which also hurt its performance.

The strategy of creating an extremely diversified credit portfolio with an intermediate maturity focus will be continued so long as inflation threatens to impair returns and economic concerns remain. The management focus will also continue to be on income, rather than capital gains, as compounded returns at favorable rates remains a primary objective.

The Bond Fund's return for the year ended December 31, 2008, was -1.75%, compared to 5.24% for the Barclay's Capital Aggregate Bond Index®. The Fund's underperformance compared to the benchmark was due to its shorter duration than the index and its underweighting of U.S. Treasuries.

Bond Fund

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$9,825	-1.75%	-1.75%
5 Years	$11,610	16.10%	3.03%
10 Years	$15,360	53.60%	4.39%

Barclay's Capital Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/08	of $10,000	Cumu- lative	Average Annual
1 Year	$10,524	5.24%	5.24%
5 Years	$12,550	25.50%	4.65%
10 Years	$17,294	72.94%	5.63%

The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF DECEMBER 31, 2008 (Unaudited)

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF DECEMBER 31, 2008 (Unaudited) (Continued)

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF DECEMBER 31, 2008 (Unaudited) (Continued)

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF DECEMBER 31, 2008 (Unaudited) (Continued)

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Investment Corporation Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2008 and held for the entire period ending December 31, 2008.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees.

Equity Index Fund

	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1 – December 31, 2008
Actual	$1,000.00	$715.06	$1.15
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.37

*  Expenses are equal to the Fund's annualized expense ratio of 0.27%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

All America Fund

	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1 – December 31, 2008
Actual	$1,000.00	$726.21	$2.33
Hypothetical (5% return before expenses)	$1,000.00	$1,022.05	$2.75

*  Expenses are equal to the Fund's annualized expense ratio of 0.54%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

Small Cap Value Fund

	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1 – December 31, 2008
Actual	$1,000.00	$794.45	$4.10
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	$4.64

*  Expenses are equal to the Fund's annualized expense ratio of 0.91%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Small Cap Growth Fund

	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1 – December 31, 2008
Actual	$1,000.00	$723.34	$3.93
Hypothetical (5% return before expenses)	$1,000.00	$1,020.12	$4.65

*  Expenses are equal to the Fund's annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Mid Cap Value Fund

	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1 – December 31, 2008
Actual	$1,000.00	$712.74	$3.13
Hypothetical (5% return before expenses)	$1,000.00	$1,021.05	$3.73

*  Expenses are equal to the Fund's annualized expense ratio of 0.74%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Mid-Cap Equity Index Fund

	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1 – December 31, 2008
Actual	$1,000.00	$663.75	$1.03
Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	$1.27

*  Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

International Fund

	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1 – December 31, 2008
Actual	$1,000.00	$671.39	$1.57
Hypothetical (5% return before expenses)	$1,000.00	$1,022.88	$1.93

*  Expenses are equal to the Fund's annualized expense ratio of 0.38%, (reflecting direct expenses and the proportional expense ratios of the underlying Exchange Traded Funds in which the Fund invests) multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Composite Fund

	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1 – December 31, 2008
Actual	$1,000.00	$825.20	$2.60
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$2.89

*  Expenses are equal to the Fund's annualized expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Retirement Income Fund

	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1 – December 31, 2008
Actual	$1,000.00	$919.82	$2.36
Hypothetical (5% return before expenses)	$1,000.00	$1,022.31	$2.49

*  Expenses shown are equal to the Fund's annualized expense ratio of 0.49%, (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests) multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2010 Retirement Fund

	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1 – December 31, 2008
Actual	$1,000.00	$855.69	$2.09
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	$2.29

*  Expenses shown are equal to the Fund's annualized expense ratio of 0.45%, (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests) multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

2015 Retirement Fund

	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1 – December 31, 2008
Actual	$1,000.00	$833.55	$2.11
Hypothetical (5% return before expenses)	$1,000.00	$1,022.46	$2.34

*  Expenses shown are equal to the Fund's annualized expense ratio of 0.46%, (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests) multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2020 Retirement Fund

	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1 – December 31, 2008
Actual	$1,000.00	$801.27	$2.07
Hypothetical (5% return before expenses)	$1,000.00	$1,022.46	$2.34

*  Expenses shown are equal to the Fund's annualized expense ratio of 0.46%, (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests) multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2025 Retirement Fund

	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1 – December 31, 2008
Actual	$1,000.00	$772.39	$1.95
Hypothetical (5% return before expenses)	$1,000.00	$1,022.57	$2.24

*  Expenses shown are equal to the Fund's annualized expense ratio of 0.44%, (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests) multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

2030 Retirement Fund

	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1 – December 31, 2008
Actual	$1,000.00	$757.83	$1.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.57	$2.24

*  Expenses shown are equal to the Fund's annualized expense ratio of 0.44%, (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests) multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2035 Retirement Fund

	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 – December 31, 2008
Actual	$1,000.00	$735.39	$1.86
Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	$2.19

*  Expenses shown are equal to the Fund's annualized expense ratio of 0.43%, (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests) multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2040 Retirement Fund

	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 – December 31, 2008
Actual	$1,000.00	$731.47	$1.90
Hypothetical (5% return before expenses)	$1,000.00	$1,022.57	$2.24

*  Expenses shown are equal to the Fund's annualized expense ratio of 0.44%, (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests) multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

2045 Retirement Fund

	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 – December 31, 2008
Actual	$1,000.00	$732.36	$1.99
Hypothetical (5% return before expenses)	$1,000.00	$1,022.46	$2.34

*  Expenses shown are equal to the Fund's annualized expense ratio of 0.46%, (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests) multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Conservative Allocation Fund

	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 – December 31, 2008
Actual	$1,000.00	$916.51	$2.31
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	$2.44

*  Expenses are equal to the Fund's annualized expense ratio of 0.48% (reflecting the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Moderate Allocation Fund

	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 – December 31, 2008
Actual	$1,000.00	$836.27	$1.89
Hypothetical (5% return before expenses)	$1,000.00	$1,022.72	$2.08

*  Expenses are equal to the Fund's annualized expense ratio of 0.41% (reflecting the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Aggressive Allocation Fund

	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 – December 31, 2008
Actual	$1,000.00	$770.66	$1.77
Hypothetical (5% return before expenses)	$1,000.00	$1,022.77	$2.03

*  Expenses are equal to the Fund's annualized expense ratio of 0.40% (reflecting the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

Money Market Fund

	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 – December 31, 2008
Actual	$1,000.00	$1,010.04	$1.62
Hypothetical (5% return before expenses)	$1,000.00	$1,023.18	$1.63

*  Expenses are equal to the Fund's annualized expense ratio of 0.32%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Mid-Term Bond Fund

	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 – December 31, 2008
Actual	$1,000.00	$1,003.37	$2.91
Hypothetical (5% return before expenses)	$1,000.00	$1,021.86	$2.94

*  Expenses are equal to the Fund's annualized expense ratio of 0.58%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Bond Fund

	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 – December 31, 2008
Actual	$1,000.00	$974.35	$2.86
Hypothetical (5% return before expenses)	$1,000.00	$1,021.86	$2.93

*  Expenses are equal to the Fund's annualized expense ratio of 0.58%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2008

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
BASIC MATERIALS (2.8%)
Monsanto Co.	35,901	$2,525,635
Other Securities	462,384	12,853,370
		15,379,005
CONSUMER, CYCLICAL (7.9%)
Comcast Corp. Cl A	188,546	3,182,656
Disney (Walt) Co.	121,355	2,753,545
Home Depot, Inc.	111,052	2,556,417
McDonald's Corp.	72,984	4,538,875
Other Securities	1,822,559	30,151,131
		43,182,624
CONSUMER, NON-CYCLICAL (12.1%)
Coca-Cola Co.	130,297	5,898,545
CVS Caremark Corp.	94,104	2,704,549
Kraft Foods, Inc. Cl A	96,223	2,583,588
PepsiCo, Inc.	101,686	5,569,342
Philip Morris Int'l., Inc.	132,453	5,763,030
Proctor & Gamble Co.	195,514	12,086,676
Wal-Mart Stores, Inc.	146,387	8,206,455
Other Securities	819,955	23,393,502
		66,205,687
ENERGY (12.6%)
Chevron Corp.	133,045	9,841,339
ConocoPhillips	97,646	5,058,063
Exxon Mobil Corp.	333,035	26,586,185
Occidental Petroleum Corp.	53,005	3,179,770
Schlumberger Ltd.	78,316	3,315,116
Other Securities	766,720	20,594,536
		68,575,009
FINANCIAL (12.5%)
Bank of America Corp.	328,513	4,625,463
Goldman Sachs Group, Inc.	28,977	2,445,369
JPMorgan Chase & Co.	244,365	7,704,829
U.S. Bancorp	114,923	2,874,224
Wells Fargo & Co.	248,208	7,317,172
Other Securities	2,589,206	43,377,668
		68,344,725
HEALTHCARE (14.0%)
Abbott Laboratories	101,624	5,423,673
Amgen, Inc.*	69,381	4,006,753

* Non-income producing security.

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTHCARE (CONTINUED)
Bristol-Myers Squibb Co.	129,610	$3,013,433
Gilead Sciences, Inc.*	60,241	3,080,725
Johnson & Johnson	181,657	10,868,538
Lilly (Eli) & Co.	65,541	2,639,336
Merck & Co., Inc.	138,421	4,207,998
Pfizer, Inc.	441,476	7,818,540
Wyeth	87,222	3,271,697
Other Securities	1,020,648	31,725,972
		76,056,665
INDUSTRIAL (10.4%)
3M Co.	45,369	2,610,532
General Electric Co.	687,676	11,140,351
United Parcel Service, Inc. Cl B	65,169	3,594,722
United Technologies Corp.	62,251	3,336,653
Other Securities	964,280	36,283,954
		56,966,212
TECHNOLOGY (14.5%)
Apple, Inc.*	58,194	4,966,858
Cisco Systems, Inc.*	383,347	6,248,556
Google, Inc.*	15,666	4,819,645
Hewlett-Packard Co.	160,394	5,820,698
Int'l. Business Machines Corp.	88,002	7,406,248
Intel Corp.	364,158	5,338,556
Microsoft Corp.	500,877	9,737,049
Oracle Corp.*	256,629	4,550,032
QUALCOMM, Inc.	108,387	3,883,506
Other Securities	1,980,011	26,022,278
		78,793,426
TELECOMMUNICATIONS (3.6%)
AT&T, Inc.	385,830	10,996,155
Verizon Communications, Inc.	185,973	6,304,485
Other Securities	375,362	2,413,164
		19,713,804
UTILITIES (4.0%)
Other Securities	741,337	21,822,916
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $625,064,783) 94.4%		$515,040,073

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2008

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U. S. GOVERNMENT (1.4%)
U.S. Treasury Bill (1)	AAA	0.01 - 1.07%	01/02/09 - 04/30/09	$7,600,000	$7,599,299
COMMERCIAL PAPER (4.0%)
NetJets, Inc.†	A-1+	0.10	03/02/09	8,000,000	7,998,645
Toyota Motor Credit Corp.	A-1+	0.40	01/21/09 - 01/22/09	7,750,000	7,748,269
Washington Post Co.†	A-1	0.03	01/05/09	5,020,000	5,019,983
7-Eleven, Inc.†	A-1+	0.08	01/22/09	898,000	897,958
					21,664,855
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $29,264,380) 5.4%					29,264,154
TOTAL INVESTMENTS (Cost: $654,329,163) 99.8%					544,304,227
OTHER NET ASSETS 0.2%					880,606
NET ASSETS 100.0%					$545,184,833

**  Ratings as per Standard & Poors Corporation.

†  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate value of these securities was $13,916,586, or 2.6% of the Fund's net assets.

(1)  The security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

  "Other Securities" represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2008:

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)
PURCHASED
129 S&P 500 Stock Index Futures Contracts	March 2009	$29,028,225	$(9,213)

Face value of futures purchased and outstanding as percentage of total investments in securities: 5.3%

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2008

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
BASIC MATERIALS (1.5%)
Monsanto Co.	7,771	$546,690
Other Securities	100,047	2,781,756
		3,328,446
CONSUMER, CYCLICAL (4.2%)
Comcast Corp. Cl A	40,829	689,194
McDonald's Corp.	15,802	982,726
Other Securities	444,586	7,672,511
		9,344,431
CONSUMER, NON-CYCLICAL (6.5%)
Coca-Cola Co.	28,209	1,277,021
CVS Caremark Corp.	20,363	585,233
General Mills, Inc.	4,737	287,773
Kraft Foods, Inc. Cl A	20,829	559,259
PepsiCo, Inc.	22,020	1,206,035
Philip Morris Int'l., Inc.	28,682	1,247,954
Proctor & Gamble Co.	42,331	2,616,900
Wal-Mart Stores, Inc.	31,700	1,777,102
Other Securities	172,737	4,775,974
		14,333,251
ENERGY (6.7%)
Chevron Corp.	28,807	2,130,854
ConocoPhillips	21,137	1,094,897
Exxon Mobil Corp.	72,118	5,757,170
Occidental Petroleum Corp.	11,482	688,805
Schlumberger Ltd.	16,959	717,874
Other Securities	165,905	4,456,090
		14,845,690
FINANCIAL (6.7%)
Bank of America Corp.	71,139	1,001,637
Bank of New York Mellon Corp.	16,270	460,929
JPMorgan Chase & Co.	52,917	1,668,473
MetLife, Inc.	11,251	392,210
U.S. Bancorp	24,876	622,149
Wells Fargo & Co.	53,730	1,583,960
Other Securities	538,668	9,062,361
		14,791,719

* Non-income producing security.

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTHCARE (7.4%)
Abbott Laboratories	21,998	$1,174,033
Gilead Sciences, Inc.*	13,042	666,968
Johnson & Johnson	39,338	2,353,593
Merck & Co., Inc.	29,975	911,240
Pfizer, Inc.	95,601	1,693,094
Other Securities	296,980	9,666,048
		16,464,976
INDUSTRIAL (5.6%)
General Electric Co.	148,915	2,412,423
Lockheed Martin Corp.	4,720	396,858
Rockwell Collins, Inc.	2,250	87,953
United Parcel Service, Inc. Cl B	14,110	778,308
United Technologies Corp.	13,478	722,421
Other Securities	211,596	7,935,557
		12,333,520
TECHNOLOGY (7.7%)
Apple, Inc.*	12,603	1,075,666
Cisco Systems, Inc.*	83,013	1,353,112
Google, Inc.*	3,392	1,043,549
Hewlett-Packard Co.	34,723	1,260,098
Int'l. Business Machines Corp.	19,047	1,602,996
Intel Corp.	78,858	1,156,058
Microsoft Corp.	108,464	2,108,540
Oracle Corp.*	55,540	984,724
QUALCOMM, Inc.	23,471	840,966
Other Securities	428,513	5,631,723
		17,057,432
TELECOMMUNICATIONS (2.0%)
AT&T, Inc.	83,550	2,381,175
Verizon Communications, Inc.	40,272	1,365,221
Other Securities	80,974	521,709
		4,268,105
UTILITIES (2.1%)
Other Securities	160,456	4,723,138
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $149,875,259) 50.4%		$111,490,708

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2008

	Rating**	Rate	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.0%)
U.S. Treasury Bill (1)	AAA	0.01 - 1.07%	01/02/09 - 04/30/09	$2,200,000	$2,199,638
COMMERCIAL PAPER (2.2%)
Rockwell Collins, Inc.†	A-1	0.07	01/02/09	1,140,000	1,139,998
Toyota Motor Credit Corp.	A-1+	0.40	01/21/09	3,800,000	3,799,156
					4,939,154
TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $7,138,825) 3.2%					7,138,792
TOTAL INDEXED ASSETS (Cost: $157,014,084) 53.6%					$118,629,500

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2008:

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)
PURCHASED
32 S&P 500 Stock Index Futures Contracts	March 2009	$7,200,800	$(21,200)

Face value of futures purchased and outstanding as percentage of total investments in securities: 3.2%

**  Ratings as per Standard & Poors Corporation.

(1)  The security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

  "Other Securities" represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2008

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS
BASIC MATERIALS (1.7%)
Crown Hldgs., Inc.*	54,566	$1,047,667
Monsanto Co.	5,790	407,327
Other Securities	218,875	2,386,458
		3,841,452
CONSUMER, CYCLICAL (4.0%)
Comcast Corp. Cl A	33,167	559,859
McDonald's Corp.	15,316	952,502
Tupperware Brands Corp.	45,669	1,036,686
Other Securities	451,451	6,350,594
		8,899,641
CONSUMER, NON-CYCLICAL (4.1%)
CVS Caremark Corp.	18,871	542,353
General Mills, Inc.	10,636	646,137
Kraft Foods, Inc. Cl A	13,011	349,345
PepsiCo, Inc.	15,709	860,382
Proctor & Gamble Co.	23,331	1,442,322
Wal-Mart Stores, Inc.	21,916	1,228,611
Other Securities	174,977	3,964,548
		9,033,698
ENERGY (3.9%)
Chevron Corp.	11,280	834,382
ConocoPhillips	8,948	463,506
Exxon Mobil Corp.	32,795	2,618,025
Occidental Petroleum Corp.	9,333	559,887
Schlumberger Ltd.	7,884	333,730
Other Securities	193,502	3,709,135
		8,518,665
FINANCIAL (9.0%)
Bank of America Corp.	26,165	368,403
Bank of New York Mellon Corp.	16,262	460,702
iShares Russell 2000 Growth Index Fund	18,850	958,711
JPMorgan Chase & Co.	18,540	584,566
MetLife, Inc.	14,434	503,169
SPDR KBW Regional Banking ETF	30,765	897,107
U.S. Bancorp	16,769	419,393
Wells Fargo & Co.	34,744	1,024,253

* Non-income producing security.

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
FINANCIAL (CONTINUED)
Westamerica Bancorporation	17,147	$877,069
Other Securities	983,864	13,892,466
		19,985,839
HEALTHCARE (6.6%)
Abbott Laboratories	23,573	1,258,091
Gilead Sciences, Inc.*	21,372	1,092,964
Johnson & Johnson	26,461	1,583,162
Merck & Co., Inc.	9,862	299,805
Other Securities	664,502	10,435,908
		14,669,930
INDUSTRIAL (6.3%)
General Electric Co.	74,207	1,202,153
Lockheed Martin Corp.	6,516	547,865
United Parcel Service, Inc. Cl B	11,211	618,399
United Technologies Corp.	9,431	505,502
Other Securities	546,857	11,101,236
		13,975,155
TECHNOLOGY (6.0%)
Apple, Inc.*	7,548	644,222
Cisco Systems, Inc.*	38,027	619,840
Google, Inc.*	1,048	322,417
Hewlett-Packard Co.	20,181	732,368
Int'l. Business Machines Corp.	9,261	779,406
Intel Corp.	25,886	379,489
Microsoft Corp.	48,069	934,461
Oracle Corp.*	21,657	383,979
QUALCOMM, Inc.	14,830	531,359
Other Securities	602,788	7,918,042
		13,245,583
TELECOMMUNICATIONS (1.2%)
AT&T, Inc.	39,817	1,134,785
Other Securities	104,057	1,488,008
		2,622,793
UTILITIES (2.0%)
Other Securities	165,105	4,317,096
TOTAL ACTIVE ASSETS-COMMON STOCKS (Cost: $124,430,840) 44.8%		$99,109,852

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2008

	Rating**	Rate	Maturity	Face Amount	Value
ACTIVE ASSETS:
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.0%)
GSC Capital Corp.†(2)	NR	7.25%	07/15/10	$460,000	$—
TOTAL ACTIVE ASSETS - LONG-TERM DEBT SECURITIES (Cost: $460,000) 0.0%					—
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.6%)
Rockwell Collins, Inc.†	A-1	0.07	01/02/09	2,900,000	2,899,994
Washington Post Co.†	A-1	0.03	01/05/09	700,000	699,998
					3,599,992
TOTAL ACTIVE ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $3,599,992) 1.6%					3,599,992
TOTAL ACTIVE ASSETS (Cost: $128,490,832) 46.4%					102,709,844
TEMPORARY CASH INVESTMENTS (3) (Cost: $266,800) 0.1%					266,800
TOTAL INVESTMENTS (Cost: $285,771,716) 100.1%					221,606,144
OTHER NET ASSETS (0.1%)					(100,407)
NET ASSETS 100.0%					$221,505,737

Abbreviations: NR = Not Rated

**  Ratings as per Standard & Poors Corporation.

†  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate value of these securities was $5,435,336, or 2.5% of the Fund's net assets.

(2)  Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

(3)  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2008 was 0.10%.

  "Other Securities" represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP VALUE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2008

	Shares	Value
COMMON STOCKS:
BASIC MATERIALS (7.7%)
Crown Hldgs., Inc.*	307,509	$5,904,173
Silgan Hldgs., Inc.	72,740	3,477,699
Other Securities	886,597	2,533,193
		11,915,065
CONSUMER, CYCLICAL (6.9%)
Dillard's, Inc. Cl A	364,753	1,448,069
Rent-A-Center, Inc.*	113,956	2,011,323
Tupperware Brands Corp.	167,293	3,797,551
Wolverine World Wide, Inc.	93,385	1,964,820
Other Securities	265,676	1,501,055
		10,722,818
CONSUMER, NON-CYCLICAL (7.2%)
American Italian Pasta Co. Cl A*	204,187	4,561,538
Great Atlantic & Pacific Tea Co., Inc.*	280,895	1,761,212
Vector Group Ltd.	149,410	2,034,964
Other Securities	73,728	2,793,832
		11,151,546
ENERGY (1.9%)
Ellora Energy, Inc.†	119,800	1,437,600
Other Securities	155,195	1,552,973
		2,990,573
FINANCIAL (37.6%)
Aspen Insurance Hldgs. Ltd.	116,870	2,834,098
BancFirst Corp.	27,328	1,446,198
Bank Mutual Corp.	258,034	2,977,712
Brookline Bancorp, Inc.	262,784	2,798,650
Ellington Financial LLC†	123,900	2,478,000
First Niagara Financial Group, Inc.	198,846	3,215,340
Glacier Bancorp, Inc.	133,149	2,532,494
Highwoods Properties, Inc.	80,296	2,196,899
iShares Russell 2000 Index Fund	31,570	1,555,454
iShares Russell 2000 Value Index Fund	31,890	1,568,031
Meadowbrook Insurance Group, Inc.	276,483	1,780,551
MFA Mortgage Investment, Inc.	290,507	1,711,086
National Penn Bancshares, Inc.	185,548	2,692,301
NewAlliance Bancshares, Inc.	216,271	2,848,289
PMA Capital Corp. Cl A*	205,703	1,456,377
ProAssurance Corp.*	45,656	2,409,724
Realty Income Corp.	81,030	1,875,845

* Non-income producing security.

	Shares	Value
COMMON STOCKS (CONTINUED):
FINANCIAL (CONTINUED)
S.Y. Bancorp, Inc.	74,256	$2,042,040
SeaBright Insurance Hldgs., Inc.*	155,526	1,825,875
Senior Housing Pptys. Trust	100,291	1,797,215
SPDR KBW Regional Banking ETF	96,890	2,825,312
Trico Bancshares	75,112	1,875,547
Westamerica Bancorporation	53,045	2,713,252
Westfield Financial, Inc.	140,435	1,449,289
Other Securities	1,342,054	5,571,105
		58,476,684
HEALTHCARE (4.3%)
Enzon Pharmaceuticals, Inc.*	440,855	2,570,185
Other Securities	666,907	4,120,468
		6,690,653
INDUSTRIAL (11.9%)
Alaska Air Group, Inc.*	134,880	3,945,240
CRA International, Inc.*	53,352	1,436,769
Genesee & Wyoming, Inc. Cl A*	57,184	1,744,112
Mueller Industries, Inc.	174,672	4,380,774
Old Dominion Freight Line, Inc.*	80,465	2,290,034
Perini Corp.*	87,507	2,045,914
Other Securities	579,396	2,545,931
		18,388,774
TECHNOLOGY (8.0%)
Parametric Technology Corp.*	133,934	1,694,265
Sybase, Inc.*	64,461	1,596,699
Websense, Inc.*	118,667	1,776,445
Other Securities	828,015	7,361,863
		12,429,272
TELECOMMUNICATIONS (2.3%)
Iowa Telecommunications Svcs., Inc.	106,466	1,520,334
Other Securities	177,732	2,118,055
		3,638,389
UTILITIES (7.0%)
Avista Corp.	123,693	2,397,170
Unisource Energy Corp.	79,227	2,326,105
Westar Energy, Inc.	102,400	2,100,224
Other Securities	249,619	4,045,713
		10,869,212
TOTAL COMMON STOCKS (Cost: $190,455,820) 94.8%		$147,272,986

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP VALUE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2008

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.0%)
GSC Capital Corp.†(1)	NR	7.25%	07/15/10	$1,890,000	$—
TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,890,000) 0.0%					—
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.3%)
FHLMCAAA0.0302/04/09420,000					419,988
COMMERCIAL PAPER (4.7%)
Danaher Corp.	A-1	0.02	01/05/09	3,800,000	3,799,992
Hershey Co.	A-1	1.15	01/12/09	1,000,000	999,648
Rockwell Collins, Inc.†	A-1	0.07	01/02/09	1,000,000	999,998
Washington Post Co.†	A-1	0.03	01/05/09	1,500,000	1,499,995
					7,299,633
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $7,719,621) 5.0%					7,719,621
TOTAL INVESTMENTS (Cost: $200,065,441) 99.8%					154,992,607
OTHER NET ASSETS 0.2%					338,939
NET ASSETS 100.0%					$155,331,546

Abbreviations: FHLMC = Federal Home Loan Mortgage Corporation

**  Ratings as per Standard & Poors Corporation.

†  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate value of these securities was $6,489,645, or 4.2% of the Fund's net assets.

(1)  Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

  "Other Securities" represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP GROWTH FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2008

	Shares	Value
COMMON STOCKS:
BASIC MATERIALS (2.4%)
Royal Gold, Inc.	50,590	$2,489,534
Other Securities	22,756	1,087,964
		3,577,498
CONSUMER, CYCLICAL (11.5%)
California Pizza Kitchen, Inc.*	160,330	1,718,738
Gymboree Corp.*	51,269	1,337,608
Netflix, Inc.*	66,883	1,999,133
Tupperware Brands Corp.	85,275	1,935,743
WMS Industries, Inc.*	83,506	2,246,311
Wolverine World Wide, Inc.	68,811	1,447,783
Other Securities	616,155	6,248,364
		16,933,680
CONSUMER, NON-CYCLICAL (2.5%)
Ralcorp Hldgs., Inc.*	29,833	1,742,247
Other Securities	73,622	1,880,300
		3,622,547
ENERGY (5.0%)
Concho Resources, Inc.*	74,341	1,696,462
Penn Virginia Corp.	54,826	1,424,379
Other Securities	295,719	4,184,584
		7,305,425
FINANCIAL (13.7%)
Glacier Bancorp, Inc.	70,973	1,349,906
iShares Russell 2000 Growth Index Fund	102,887	5,232,830
Realty Income Corp.	78,317	1,813,039
Senior Housing Pptys. Trust	84,605	1,516,122
SPDR KBW Regional Banking ETF	71,363	2,080,945
Stifel Financial Corp.*	52,599	2,411,664
Westamerica Bancorporation	43,108	2,204,974
Other Securities	178,582	3,572,255
		20,181,735
HEALTHCARE (23.0%)
Abiomed, Inc.*	106,147	1,742,934
Alexion Pharmaceuticals, Inc.*	49,062	1,775,554
Almost Family, Inc.*	33,261	1,496,080
American Medical Systems Hldgs., Inc.*	153,576	1,380,648
Conmed Corp.*	53,332	1,276,768
Enzon Pharmaceuticals, Inc.*	308,291	1,797,337
Immucor, Inc.*	67,529	1,794,921

* Non-income producing security.

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTHCARE (CONTINUED)
Landauer, Inc.	23,073	$1,691,251
Magellan Health Svcs., Inc.*	59,239	2,319,799
MedAssets, Inc.*	110,125	1,607,825
Myriad Genetics, Inc.*	24,937	1,652,326
OSI Pharmaceuticals, Inc.*	33,316	1,300,990
STERIS Corp.	56,760	1,355,996
Other Securities	994,403	12,647,177
		33,839,606
INDUSTRIAL (20.3%)
Astec Industries, Inc.*	60,237	1,887,225
Exponent, Inc.*	46,465	1,397,667
Genesee & Wyoming, Inc. Cl A*	75,246	2,295,003
Huron Consulting Group, Inc.*	46,196	2,645,645
JetBlue Airways Corp*	276,594	1,963,817
Old Dominion Freight Line, Inc.*	69,055	1,965,305
Stanley, Inc.*	41,451	1,501,355
Sun Hydraulics Corp.	71,277	1,342,859
Watson Wyatt Worldwide, Inc. Cl A	27,132	1,297,452
Other Securities	678,163	13,539,161
		29,835,489
TECHNOLOGY (15.6%)
Data Domain, Inc.*	90,844	1,707,867
Informatica Corp.*	157,312	2,159,894
Microsemi Corp.*	107,215	1,355,198
Parametric Technology Corp.*	120,426	1,523,389
Sybase, Inc.*	83,106	2,058,536
ViaSat, Inc.*	78,621	1,893,194
Websense, Inc.*	135,242	2,024,573
Other Securities	830,900	10,202,465
		22,925,116
TELECOMMUNICATIONS (1.9%)
Consolidated Comms. Hldgs., Inc.	113,952	1,353,750
Syniverse Hldgs., Inc.*	114,957	1,372,587
		2,726,337
UTILITIES (1.9%)
Avista Corp.	90,731	1,758,367
Other Securities	33,644	1,085,692
		2,844,059
TOTAL COMMON STOCKS (Cost: $171,945,056) 97.8%		$143,791,492

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP GROWTH FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2008

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (4.0%)
Rockwell Collins, Inc.†	A-1	0.07%	01/02/09	$1,000,000	$999,998
Toyota Motor Credit Corp.	A-1+	0.45	01/13/09	4,000,000	3,999,400
Washington Post Co.†	A-1	0.03	01/05/09	800,000	799,997
					5,799,395
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $5,799,395) 4.0%					5,799,395
TOTAL INVESTMENTS (Cost: $177,744,451) 101.8%					149,590,887
OTHER NET ASSETS (1.8%)					(2,660,133)
NET ASSETS 100.0%					$146,930,754

**  Ratings as per Standard & Poors Corporation.

†  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate value of these securities was $1,799,995, or 1.2% of the Fund's net assets.

  "Other Securities" represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID CAP VALUE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2008

	Shares	Value
COMMON STOCKS:
BASIC MATERIALS (9.2%)
Agnico-Eagle Mines Ltd.	7,257	$372,502
Crown Hldgs., Inc.*	51,378	986,460
Lubrizol Corp.	8,662	315,210
Sonoco Products Co.	21,391	495,416
Other Securities	46,725	586,927
		2,756,515
CONSUMER, CYCLICAL (8.1%)
Johnson Controls, Inc.	16,081	292,031
Polo Ralph Lauren Corp.	6,287	285,493
V.F. Corp.	9,831	538,444
Other Securities	71,380	1,293,399
		2,409,367
CONSUMER, NON-CYCLICAL (8.8%)
Clorox Co.	5,345	296,968
Kroger Co.	28,757	759,472
Vector Group Ltd.	37,812	514,999
Other Securities	40,920	1,070,172
		2,641,611
ENERGY (4.0%)
CNX Gas Corp.*	11,097	302,948
Range Resources Corp.	14,211	488,716
Other Securities	30,781	419,616
		1,211,280
FINANCIAL (28.5%)
American Financial Group, Inc.	22,287	509,927
Ameriprise Financial, Inc.	15,376	359,183
Aon Corp.	12,975	592,698
Associated Banc-Corp.	25,911	542,317
BOK Financial Corp.	11,721	473,528
Equity Residential	16,783	500,469
Fulton Financial Corp.	39,399	379,018
iShares Russell Midcap Index Fund	4,810	287,253
iShares Russell Midcap Value Index Fd.	10,180	289,519
Marsh & McLennan Cos., Inc.	12,252	297,356
People's United Financial, Inc.	40,023	713,610
SPDR KBW Regional Banking ETF	16,100	469,476
StanCorp Financial Group, Inc.	12,752	532,651
Vornado Realty Trust	9,385	566,385
Other Securities	145,188	2,018,297
		8,531,687

* Non-income producing security.

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTHCARE (4.7%)
AmerisourceBergen Corp.	8,717	$310,848
Laboratory Corp. of America Hldgs.*	4,550	293,066
Other Securities	31,449	799,042
		1,402,956
INDUSTRIAL (7.6%)
Alliant TechSystems, Inc.*	6,437	552,037
CSX Corp.	10,789	350,319
Donnelley (R.R.) & Sons Co.	21,092	286,429
Lincoln Electric Hldgs., Inc.	7,239	368,682
Precision Castparts Corp.	5,791	344,449
Other Securities	20,520	359,958
		2,261,874
TECHNOLOGY (7.3%)
McAfee, Inc.*	12,870	444,916
Mettler-Toledo Int'l., Inc.*	4,944	333,226
Sybase, Inc.*	12,501	309,650
Xerox Corp.	36,231	288,761
Other Securities	74,650	805,795
		2,182,348
TELECOMMUNICATIONS (1.7%)
Embarq Corp.	10,147	364,886
Other Securities	36,355	132,332
		497,218
UTILITIES (14.7%)
American Electric Power Co., Inc.	16,061	534,510
Edison International	18,275	586,993
Energen Corp.	13,697	401,733
Entergy Corp.	6,208	516,071
Pepco Hldgs., Inc.	25,532	453,448
PG&E Corp.	14,078	544,959
PPL Corp.	12,669	388,812
Puget Energy, Inc.	10,885	296,834
Sempra Energy	16,093	686,045
		4,409,405
TOTAL COMMON STOCKS (Cost: $39,104,340) 94.6%		$28,304,261

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID CAP VALUE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2008

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (5.0%)
Toyota Motor Credit Corp.	A-1+	0.40%	01/21/09	$700,000	$699,844
Unilever Capital Corp.†	A-1	0.05	01/02/09	400,000	399,999
Washington Post Co.†	A-1	0.03	01/05/09	400,000	399,999
					1,499,842
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,499,842) 5.0%					1,499,842
TOTAL INVESTMENTS (Cost: $40,604,182) 99.6%					29,804,103
OTHER NET ASSETS 0.4%					109,887
NET ASSETS 100.0%					$29,913,990

**  Ratings as per Standard & Poors Corporation.

†  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate value of these securities was $799,998, or 2.7% of the Fund's net assets.

  "Other Securities" represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2008

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
BASIC MATERIALS (6.0%)
Airgas, Inc.	26,719	$1,041,774
FMC Corp.	24,431	1,092,799
Martin Marietta Materials, Inc	13,669	1,326,987
Other Securities	726,036	11,360,378
		14,821,938
CONSUMER, CYCLICAL (12.4%)
Advance Auto Parts, Inc.	31,254	1,051,697
DeVry, Inc.	20,333	1,167,318
Dollar Tree, Inc.*	29,910	1,250,238
O'Reilly Automotive, Inc.*	44,400	1,364,856
Priceline.com, Inc.*	13,397	986,689
Ross Stores, Inc.	42,704	1,269,590
Strayer Education, Inc.	4,697	1,007,084
Other Securities	1,698,076	22,626,460
		30,723,932
CONSUMER, NON-CYCLICAL (4.0%)
Church & Dwight Co., Inc.	23,114	1,297,158
Energizer Hldgs., Inc.*	19,246	1,041,978
Ralcorp Hldgs., Inc.*	18,596	1,086,006
Other Securities	258,179	6,502,247
		9,927,389
ENERGY (5.6%)
FMC Technologies, Inc.*	41,271	983,488
Other Securities	753,669	12,981,810
		13,965,298
FINANCIAL (18.6%)
Berkley (W.R.) Corp.	45,770	1,418,870
Cullen/Frost Bankers, Inc.	19,580	992,314
Everest Re Group Ltd.	20,270	1,543,358
Federal Realty Investment Trust	19,465	1,208,387
Fidelity Nat'l. Financial, Inc. Cl A	69,909	1,240,885
HCC Insurance Hldgs., Inc.	37,858	1,012,702
Health Care REIT, Inc.	34,146	1,440,961
New York Community Bancorp, Inc.	113,602	1,358,680
Regency Centers Corp.	23,105	1,079,004
Reinsurance Grp. of America, Inc.	23,950	1,025,539
Other Securities	1,750,512	33,894,132
		46,214,832

* Non-income producing security.

	Shares	Value
NDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTHCARE (10.0%)
Edwards Lifesciences Corp.*	18,372	$1,009,541
Endo Pharmaceuticals Hldgs., Inc.*	38,641	1,000,029
Hologic, Inc.*	84,570	1,105,330
Pharmaceutical Product Development, Inc.	38,914	1,128,895
Schein (Henry), Inc.*	29,492	1,082,061
Vertex Pharmaceuticals, Inc.*	49,663	1,508,762
Other Securities	747,484	17,976,219
		24,810,837
INDUSTRIAL (12.8%)
Ametek, Inc.	35,225	1,064,147
Quanta Services, Inc.*	65,122	1,289,416
Roper Industries, Inc.	29,610	1,285,370
URS Corp.*	27,559	1,123,580
Other Securities	1,258,045	26,821,162
		31,583,675
TECHNOLOGY (11.1%)
Alliance Data Systems Corp.*	21,302	991,182
SAIC, Inc.*	66,912	1,303,446
Other Securities	1,962,613	25,070,581
		27,365,209
TELECOMMUNICATIONS (0.5%)
Telephone & Data Systems, Inc.	35,135	1,115,536
Other Securities	76,046	146,769
		1,262,305
UTILITIES (7.3%)
Alliant Energy Corp.	36,455	1,063,757
MDU Resources Group	60,619	1,308,154
Northeast Utilities	51,390	1,236,443
NSTAR	35,253	1,286,382
Oneok, Inc.	34,491	1,004,378
Puget Energy, Inc.	42,802	1,167,211
Other Securities	505,765	10,953,857
		18,020,182
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $305,913,456) 88.3%		$218,695,597

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2008

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.1%)
U.S. Treasury Bill (1)	AAA	0.01 - 1.07%	01/02/09 - 04/30/09	$5,100,000	$5,099,526
U.S. GOVERNMENT AGENCIES (1.6%)
FHLB	AAA	0.03	02/02/09	3,900,000	3,899,896
COMMERCIAL PAPER (7.0%)
American Express Credit Corp.	A-1	0.01	01/02/09	5,000,000	4,999,998
NetJets, Inc.†	A-1+	0.10	03/02/09	5,000,000	4,999,153
Siemens Capital Co. LLC†	A-1+	0.10	03/13/09	2,377,000	2,376,524
Toyota Motor Credit Corp.	A-1+	0.40	01/21/09	5,000,000	4,998,889
					17,374,564
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $26,374,141) 10.7%					26,373,986
TEMPORARY CASH INVESTMENTS (2) (Cost: $28,800) 0.0% (3)					28,800
TOTAL INVESTMENTS (Cost: $332,316,397) 99.0%					245,098,383
OTHER NET ASSETS 1.0%					2,426,253
NET ASSETS 100.0%					$247,524,636

Abbreviations: FHLB = Federal Home Loan Bank

**  Ratings as per Standard & Poors Corporation.

†  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate value of these securities was $7,375,677, or 3.0% of the Fund's net assets.

(1)  The security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

(2)  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2008 was 0.10%.

(3) Percentage is less than 0.05%.

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2008:

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)
PURCHASED
100 S&P MidCap 400 Stock Index Futures Contracts	March 2009	$26,860,000	$495,125

Face value of futures purchased and outstanding as percentage of total investments in securities: 11.0%

"Other Securities" represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (INTERNATIONAL FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2008

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (96.3%)
iShares MSCI EAFE Growth Index Fund	22,760	$1,034,442
iShares MSCI EAFE Index Fund	29,225	1,311,326
iShares MSCI EAFE Value Index Fund	25,510	1,034,430
Vanguard Europe Pacific ETF	210,580	5,784,632
Vanguard European ETF	46,010	1,764,944
Vanguard Pacific ETF	20,517	899,055
TOTAL INVESTMENTS (Cost: $16,221,198) 96.3%		11,828,829
OTHER NET ASSETS 3.7%		458,413
NET ASSETS 100.0%		$12,287,242

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2008

	Shares	Value
COMMON STOCKS:
BASIC MATERIALS (1.3%)
Other Securities	60,629	$1,945,677
CONSUMER, CYCLICAL (4.8%)
Comcast Corp. Cl A	61,236	1,033,664
Johnson Controls, Inc.	35,628	647,004
McDonald's Corp.	28,279	1,758,671
Staples, Inc.	43,412	777,943
Other Securities	128,015	3,002,356
		7,219,638
CONSUMER, NON-CYCLICAL (7.8%)
CVS Caremark Corp.	34,845	1,001,445
General Mills, Inc.	19,638	1,193,009
PepsiCo, Inc.	29,005	1,588,604
Proctor & Gamble Co.	43,077	2,663,020
Wal-Mart Stores, Inc.	40,465	2,268,468
Other Securities	78,373	3,058,869
		11,773,415
ENERGY (8.2%)
Chevron Corp.	20,823	1,540,277
ConocoPhillips	16,519	855,684
Exxon Mobil Corp.	60,548	4,833,547
Noble Corp.	13,731	303,318
Occidental Petroleum Corp.	17,229	1,033,568
Other Securities	124,511	3,724,285
		12,290,679
FINANCIAL (7.2%)
Bank of New York Mellon Corp.	30,025	850,608
JPMorgan Chase & Co.	34,228	1,079,209
MetLife, Inc.	26,650	929,019
U.S. Bancorp	30,961	774,335
Wells Fargo & Co.	64,147	1,891,054
Other Securities	231,057	5,321,142
		10,845,367

* Non-income producing security.

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTHCARE (9.1%)
Abbott Laboratories	43,524	$2,322,876
Celgene Corp.*	16,931	935,946
Covidien Ltd.	25,622	928,541
Gilead Sciences, Inc.*	39,460	2,017,984
Johnson & Johnson	48,854	2,922,935
Schering-Plough Corp.	47,510	809,095
Other Securities	96,100	3,650,273
		13,587,650
INDUSTRIAL (6.5%)
General Electric Co.	137,013	2,219,611
Lockheed Martin Corp.	12,029	1,011,398
Northrop Grumman Corp.	17,119	771,040
United Parcel Service, Inc. Cl B	20,698	1,141,702
United Technologies Corp.	17,412	933,283
Other Securities	138,811	3,683,081
		9,760,115
TECHNOLOGY (8.4%)
Apple, Inc.*	13,938	1,189,608
Cisco Systems, Inc.*	70,211	1,144,439
Hewlett-Packard Co.	37,262	1,352,238
Int'l. Business Machines Corp.	17,099	1,439,052
Microsoft Corp.	88,753	1,725,358
QUALCOMM, Inc.	27,381	981,061
Other Securities	290,126	4,805,269
		12,637,025
TELECOMMUNICATIONS (1.8%)
AT&T, Inc.	73,514	2,095,149
Other Securities	21,535	631,406
		2,726,555
UTILITIES (2.3%)
Dominion Resources, Inc.	22,626	810,916
Other Securities	56,631	2,608,069
		3,418,985
TOTAL COMMON STOCKS (Cost: $106,756,232) 57.4%		$86,205,106

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2008

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (16.6%)
MORTGAGE-BACKED OBLIGATIONS (16.6%)
FHARM	AAA	5.26 - 5.45%	02/01/36 - 05/01/37	$1,747,339	$1,774,165
FHLMC	AAA	5.00 - 6.00	10/01/18 - 04/01/37	2,493,363	2,559,896
FNMA	AAA	4.00 - 8.00	09/01/16 - 06/01/48	19,998,571	20,542,682
Other Securities				114,399	120,450
					24,997,193
CORPORATE DEBT (21.8%)
BASIC MATERIALS (1.7%)
Other Securities				3,728,000	2,481,336
CONSUMER, CYCLICAL (3.5%)
Johnson Controls, Inc.	BBB	4.88	09/15/13	500,000	393,861
Other Securities				5,888,068	4,861,681
					5,255,542
CONSUMER, NON-CYCLICAL (1.2%)
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	242,208
Other Securities				1,750,000	1,580,902
					1,823,110
ENERGY (4.0%)
Noble Corp.	A-	7.50	03/15/19	800,000	989,206
Seariver Maritime, Inc.	AAA	0.00	09/01/12	3,000,000	2,569,396
Other Securities				2,850,000	2,437,104
					5,995,706
FINANCIAL (6.8%)
Berkley (W.R.) Corp.	BBB+	8.70	01/01/22	1,500,000	1,607,671
First Horizon National Corp.	BBB-	4.50	05/15/13	1,500,000	1,041,893
Ford Motor Credit Co. LLC	CCC+	7.38	10/28/09	1,000,000	878,221
Other Securities				9,826,975	6,761,878
					10,289,663
HEALTHCARE (1.1%)
Other Securities				1,750,000	1,650,137
INDUSTRIAL (1.1%)
Other Securities				1,900,000	1,624,320
TECHNOLOGY (0.6%)
Other Securities				1,000,000	927,280
TELECOMMUNICATIONS (0.3%)
Other Securities				500,000	431,250
UTILITIES (1.5%)
Other Securities				1,250,000	2,215,208
TOTAL LONG-TERM DEBT SECURITIES (Cost: $63,261,403) 38.4%					57,690,745

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2008

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (3.6%)
American Express Credit Corp.	A-1	0.01%	01/02/09	$2,000,000	$1,999,999
Danaher Corp.	A-1	0.02	01/05/09	1,200,000	1,199,997
Rockwell Collins, Inc.†	A-1	0.07	01/02/09	960,000	959,998
Toyota Motor Credit Corp.	A-1+	0.40	01/21/09	1,190,000	1,189,736
					5,349,730
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $5,349,730) 3.6%					5,349,730
TOTAL INVESTMENTS (Cost: $175,367,365) 99.4%					149,245,581
OTHER NET ASSETS 0.6%					880,203
NET ASSETS 100.0%					$150,125,784

Abbreviations: FHARM = Federal Home Adjustable Rate Mortgage
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association

**  Ratings as per Standard & Poors Corporation.

†  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate value of these securities was $1,930,145, or 1.3% of the Fund's net assets.

  "Other Securities" represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (RETIREMENT INCOME FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2008

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.4%)	906,467	$1,067,407
Equity Index Fund (18.5%)	439,637	650,568
Mid-Cap Equity Index Fund (4.6%)	175,565	162,419
Mid-Term Bond Fund (30.9%)	1,159,481	1,087,955
Money Market Fund (15.6%)	454,021	548,584
TOTAL INVESTMENTS (Cost: $3,881,924) 100.0%		3,516,933
OTHER NET ASSETS		—
NET ASSETS 100.0%		$3,516,933

MUTUAL OF AMERICA INVESTMENT CORPORATION (2010 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2008

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.7%)	1,807,380	$2,128,275
Equity Index Fund (23.6%)	1,321,312	1,955,259
International Fund (5.0%)	739,224	409,053
Mid-Cap Equity Index Fund (14.2%)	1,269,710	1,174,632
Mid-Term Bond Fund (20.9%)	1,846,285	1,732,392
Money Market Fund (10.6%)	724,247	875,094
TOTAL INVESTMENTS (Cost: $9,649,309) 100.0%		8,274,705
OTHER NET ASSETS		—
NET ASSETS 100.0%		$8,274,705

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2015 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2008

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (26.0%)	4,411,815	$5,195,119
Equity Index Fund (28.5%)	3,865,037	5,719,427
International Fund (7.0%)	2,529,236	1,399,565
Mid-Cap Equity Index Fund (11.5%)	2,479,283	2,293,629
Mid-Term Bond Fund (11.6%)	2,478,915	2,325,996
Money Market Fund (9.6%)	1,589,271	1,920,285
Small Cap Growth Fund (2.8%)	812,457	568,483
Small Cap Value Fund (3.0%)	795,510	594,588
TOTAL INVESTMENTS (Cost: $24,153,563) 100.0%		20,017,092
OTHER NET ASSETS		—
NET ASSETS 100.0%		$20,017,092

MUTUAL OF AMERICA INVESTMENT CORPORATION (2020 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2008

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.1%)	4,411,065	$5,194,237
Equity Index Fund (33.7%)	4,706,492	6,964,600
International Fund (10.1%)	3,774,428	2,088,599
Mid-Cap Equity Index Fund (11.6%)	2,588,699	2,394,852
Mid-Term Bond Fund (11.7%)	2,582,315	2,423,017
Small Cap Growth Fund (3.8%)	1,132,742	792,589
Small Cap Value Fund (4.0%)	1,107,596	827,850
TOTAL INVESTMENTS (Cost: $25,669,962) 100.0%		20,685,744
OTHER NET ASSETS		—
NET ASSETS 100.0%		$20,685,744

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2025 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2008

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (21.1%)	2,648,706	$3,118,976
Equity Index Fund (38.9%)	3,894,135	5,762,487
International Fund (10.2%)	2,731,058	1,511,245
Mid-Cap Equity Index Fund (14.6%)	2,345,910	2,170,244
Mid-Term Bond Fund (5.4%)	845,196	793,057
Small Cap Growth Fund (4.8%)	1,025,996	717,897
Small Cap Value Fund (5.0%)	1,001,415	748,488
TOTAL INVESTMENTS (Cost: $18,457,006) 100.0%		14,822,394
OTHER NET ASSETS		—
NET ASSETS 100.0%		$14,822,394

MUTUAL OF AMERICA INVESTMENT CORPORATION (2030 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2008

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (21.1%)	2,088,805	$2,459,666
Equity Index Fund (39.0%)	3,077,097	4,553,444
International Fund (10.2%)	2,160,459	1,195,501
Mid-Cap Equity Index Fund (17.7%)	2,227,355	2,060,566
Small Cap Growth Fund (5.9%)	975,078	682,270
Small Cap Value Fund (6.1%)	949,890	709,976
TOTAL INVESTMENTS (Cost: $14,711,346) 100.0%		11,661,423
OTHER NET ASSETS		—
NET ASSETS 100.0%		$11,661,423

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2035 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2008

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (12.7%)	943,872	$1,111,453
Equity Index Fund (39.2%)	2,328,097	3,445,085
International Fund (13.4%)	2,122,002	1,174,221
Mid-Cap Equity Index Fund (20.7%)	1,968,007	1,820,639
Small Cap Growth Fund (6.9%)	861,358	602,699
Small Cap Value Fund (7.1%)	838,665	626,843
TOTAL INVESTMENTS (Cost: $11,265,677) 100.0%		8,780,940
OTHER NET ASSETS		—
NET ASSETS 100.0%		$8,780,940

MUTUAL OF AMERICA INVESTMENT CORPORATION (2040 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2008

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (11.6%)	612,574	$721,334
Equity Index Fund (34.3%)	1,437,114	2,126,621
International Fund (14.4%)	1,615,931	894,184
Mid-Cap Equity Index Fund (23.7%)	1,586,535	1,467,732
Small Cap Growth Fund (7.8%)	693,683	485,376
Small Cap Value Fund (8.2%)	676,257	505,455
TOTAL INVESTMENTS (Cost: $7,956,146) 100.0%		6,200,702
OTHER NET ASSETS		—
NET ASSETS 100.0%		$6,200,702

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2045 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2008

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (10.5%)	613,434	$722,348
Equity Index Fund (34.3%)	1,589,622	2,352,300
International Fund (15.4%)	1,913,168	1,058,661
Mid-Cap Equity Index Fund (19.8%)	1,463,515	1,353,924
Small Cap Growth Fund (9.8%)	959,703	671,512
Small Cap Value Fund (10.2%)	935,805	699,449
TOTAL INVESTMENTS (Cost: $8,641,633) 100.0%		6,858,194
OTHER NET ASSETS		—
NET ASSETS 100.0%		$6,858,194

MUTUAL OF AMERICA INVESTMENT CORPORATION (CONSERVATIVE ALLOCATION FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2008

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.8%)	5,975,256	$7,036,145
Equity Index Fund (25.6%)	4,087,322	6,048,361
Mid-Term Bond Fund (44.6%)	11,211,796	10,520,162
TOTAL INVESTMENTS (Cost: $26,834,350) 100.0%		23,604,668
OTHER NET ASSETS		—
NET ASSETS 100.0%		$23,604,668

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MODERATE ALLOCATION FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2008

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.5%)	22,409,109	$26,387,778
Equity Index Fund (35.5%)	21,460,061	31,756,298
Mid-Cap Equity Index Fund (15.4%)	14,945,308	13,826,174
Mid-Term Bond Fund (19.6%)	18,687,826	17,535,012
TOTAL INVESTMENTS (Cost: $112,045,544) 100.0%		89,505,262
OTHER NET ASSETS		—
NET ASSETS 100.0%		$89,505,262

MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE ALLOCATION FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2008

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.3%)	16,777,600	$19,756,412
Equity Index Fund (45.1%)	24,790,364	36,684,434
Mid-Cap Equity Index Fund (20.4%)	17,903,584	16,562,927
Small Cap Growth Fund (5.1%)	5,887,701	4,119,672
Small Cap Value Fund (5.1%)	5,518,480	4,124,677
TOTAL INVESTMENTS (Cost: $112,985,924) 100.0%		81,248,122
OTHER NET ASSETS		—
NET ASSETS 100.0%		$81,248,122

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2008

	Rating*	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (20.7%)
FHLB	AAA	1.95%	01/26/09	$8,305,000	$8,314,436
FHLB	AAA	2.10	01/05/09	2,029,000	2,028,525
FHLB	AAA	2.10	01/07/09	7,030,000	7,027,529
FHLB	AAA	2.10	01/08/09	4,744,000	4,742,055
FHLB	AAA	2.20	01/14/09	3,693,000	3,695,943
FHLB	AAA	2.24	01/16/09	1,488,000	1,489,453
FHLB	AAA	2.25	01/05/09	800,000	799,799
FHLMC	AAA	2.15	01/12/09	6,284,000	6,287,457
FHLMC	AAA	2.20	01/14/09	2,425,000	2,427,212
FNMA	AAA	0.20	03/19/09	105,000	104,954
FNMA	AAA	2.10	01/07/09	1,531,000	1,530,462
FNMA	AAA	2.20	01/12/09	2,000,000	2,002,211
FNMA	AAA	2.22	01/21/09	1,196,000	1,197,377
					41,647,413
COMMERCIAL PAPER (79.3%)
American Express Credit Corp.	A-1	1.95	01/02/09	2,500,000	2,499,864
American Express Credit Corp.	A-1	1.75	02/03/09	210,000	209,663
American Express Credit Corp.	A-1	2.00	02/02/09	2,500,000	2,495,548
AT&T, Inc.†	A-1	1.00	02/06/09	1,700,000	1,698,299
AT&T, Inc.†	A-1	2.40	01/05/09	3,500,000	3,499,063
Becton, Dickinson & Co.	A-1+	1.00	01/16/09	5,150,000	5,147,852
Campbell Soup Co.†	A-1	0.95	02/02/09	3,000,000	2,997,465
Campbell Soup Co.†	A-1	1.00	01/16/09	2,044,000	2,043,147
Chevron Corp.	A-1+	1.10	01/23/09	5,071,000	5,067,587
Chevron Funding Corp.	A-1+	0.20	02/11/09	281,000	280,936
Coca-Cola Co.	A-1	1.20	01/23/09	5,165,000	5,161,207
ConocoPhillips†	A-1	0.75	01/30/09	4,100,000	4,097,522
ConocoPhillips†	A-1	1.30	02/06/09	1,100,000	1,098,569
Danaher Corp.	A-1	0.50	01/29/09	970,000	969,623
Danaher Corp.	A-1	1.25	01/16/09	4,266,000	4,263,776
Deere & Co.†	A-1	0.35	03/18/09	2,360,000	2,358,233
Deere & Co.†	A-1	0.50	03/02/09	408,000	407,654
Deere & Co.†	A-1	0.50	03/20/09	2,400,000	2,397,367
Eaton Corp.†	A-1	1.30	01/23/09	1,900,000	1,898,489
Ecolab, Inc.†	A-1	0.75	01/06/09	5,147,000	5,146,464
Eli Lilly & Co.†	A-1+	1.35	01/12/09	5,000,000	4,997,934
Estee Lauder Cos.†	A-1	1.10	02/12/09	1,400,000	1,398,304
GE Capital TLGP	A-1+	1.60	01/20/09	1,991,000	1,989,330
GE Capital TLGP	A-1+	1.65	01/13/09	2,286,000	2,284,740
GE Capital TLGP	A-1+	1.65	01/16/09	643,000	642,557
GE Capital TLGP	A-1+	1.65	01/20/09	140,000	139,891
Hershey Co.	A-1	1.15	01/12/09	2,000,000	1,999,296
Hershey Co.	A-1	1.15	01/20/09	3,175,000	3,173,754
Hewlett-Packard Co.†	A-1	1.50	01/05/09	2,900,000	2,899,516
Hewlett-Packard Co.†	A-1	2.10	01/02/09	2,148,000	2,147,874
Lowe's Cos., Inc.	A-1	0.35	03/12/09	4,700,000	4,696,755
Lowe's Cos., Inc.	A-1	0.35	03/16/09	458,000	457,666

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2008

	Rating*	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES: (Continued)
COMMERCIAL PAPER (CONTINUED)
Madison Gas & Electric	A-1+	0.20%	01/30/09	$4,400,000	$4,399,291
Madison Gas & Electric	A-1+	0.95	01/09/09	870,000	869,816
Medtronic, Inc.†	A-1+	1.10	01/23/09	5,200,000	5,196,500
National Rural Utilities	A-1	0.85	02/13/09	1,600,000	1,598,375
National Rural Utilities	A-1	1.70	01/23/09	500,000	499,480
National Rural Utilities	A-1	0.65	01/30/09	3,052,000	3,050,401
Nestle Capital Corp.†	A-1+	0.75	02/02/09	5,000,000	4,997,026
NetJets, Inc.†	A-1+	0.12	03/03/09	3,763,000	3,762,223
New Jersey Natural Gas	A-1	1.25	01/16/09	5,200,000	5,197,289
NSTAR†	A-1	2.40	01/05/09	4,074,000	4,072,909
NSTAR Electric Co.	A-1	1.15	01/07/09	357,000	356,931
NSTAR Electric Co.	A-1	2.00	01/05/09	1,100,000	1,099,755
Pfizer, Inc.†	A-1+	1.00	01/23/09	5,000,000	4,996,941
Pitney Bowes, Inc.†	A-1	1.80	01/05/09	3,000,000	2,999,398
Procter & Gamble Co.†	A-1+	1.60	01/06/09	5,000,000	4,998,886
Rockwell Collins, Inc.†	A-1	0.60	01/26/09	1,952,000	1,951,186
Rockwell Collins, Inc.†	A-1	1.10	01/07/09	540,000	539,901
Rockwell Collins, Inc.†	A-1	1.15	01/08/09	597,000	596,866
Siemens Capital Co. LLC†	A-1+	0.10	03/13/09	2,923,000	2,922,416
Siemens Capital Co. LLC†	A-1+	0.30	01/13/09	1,000,000	999,900
Toyota Motor Credit Corp.	A-1+	1.05	02/24/09	175,000	174,724
Toyota Motor Credit Corp.	A-1+	2.10	03/09/09	3,300,000	3,286,892
Toyota Motor Credit Corp.	A-1+	2.10	02/02/09	700,000	698,719
Toyota Motor Credit Corp.	A-1+	2.15	01/30/09	1,000,000	998,265
Toyota Motor Credit Corp.	A-1+	2.30	01/05/09	183,000	182,953
Walgreen Co.†	A-1	1.20	01/08/09	5,200,000	5,198,784
Walt Disney Co.†	A-1	1.05	02/17/09	2,663,000	2,660,356
Washington Gas Light Co.	A-1	1.65	01/06/09	4,269,000	4,268,019
Washington Gas Light Co.	A-1	1.10	01/16/09	1,000,000	999,541
Washington Post Co.†	A-1	0.15	01/23/09	5,200,000	5,199,523
					159,339,211
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $200,937,136) 100.0%					200,986,624
TOTAL INVESTMENTS (Cost: $200,937,136) 100.0%					200,986,624
OTHER NET ASSETS 0.0% (1)					3,058
NET ASSETS 100.0%					$200,989,682

Abbreviations: FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association

*  Ratings as per Standard & Poors Corporation.

†  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate value of these securities was $90,178,715, or 44.9% of the Fund's net assets.

(1)  Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2008

	Rating*	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (14.6%)
U.S. Treasury Note	AAA	3.13%	04/30/13	$1,750,000	$1,894,239
U.S. Treasury Strip	AAA	0.00	11/15/12 - 05/15/13	26,500,000	24,860,157
					26,754,396
U.S. GOVERNMENT AGENCIES (25.6%)
MORTGAGE-BACKED OBLIGATIONS (1.9%)
FHLMC	AAA	4.00 - 8.50	04/01/09 - 11/15/26	3,304,219	3,388,164
FNMA	AAA	4.00 - 8.50	02/01/09 - 11/25/26	116,351	118,748
Other Securities				410	429
					3,507,341
NON-MORTGAGE-BACKED OBLIGATIONS (23.7%)
FFCB	AAA	4.95 - 5.10	08/05/13 - 10/10/14	17,500,000	19,648,355
FHLB	AAA	3.00 - 5.75	04/15/09 - 05/15/12	6,700,000	7,115,204
FHLMC	AAA	5.00 - 6.63	09/15/09 - 07/15/14	11,250,000	12,220,611
FNMA	AAA	3.25 - 4.38	02/15/09 - 09/15/12	4,250,000	4,413,979
					43,398,149
CORPORATE DEBT (57.1%)
BASIC MATERIALS (2.8%)
Martin Marietta Materials, Inc	BBB+	6.88	04/01/11	1,000,000	955,011
Other Securities				4,643,000	4,206,619
					5,161,630
CONSUMER, CYCLICAL (7.9%)
Best Buy Co., Inc.†	BBB-	6.75	07/15/13	1,000,000	933,569
Mattel, Inc.	BBB-	6.13	06/15/11	1,000,000	954,792
Newell Rubbermaid, Inc.	BBB+	4.63 - 5.50	12/15/09 - 04/15/13	1,000,000	924,460
Target Corp.	A+	5.38	06/15/09	1,000,000	1,010,641
Other Securities				12,650,000	10,780,823
					14,604,285
CONSUMER, NON-CYCLICAL (5.6%)
Anheuser-Busch Cos., Inc.	BBB+	4.38 - 4.70	04/15/12 - 01/15/13	1,100,000	1,026,185
Brown-Forman Corp.	A	5.20	04/01/12	1,000,000	989,530
Clorox Co.	BBB+	4.20 - 5.00	01/15/10 - 01/15/15	1,050,000	1,020,189
ConAgra Foods, Inc.	BBB+	6.75	09/15/11	1,000,000	1,010,855
Hershey Co.	A	4.85 - 5.00	04/01/13 - 08/15/15	1,000,000	983,488
Other Securities				5,750,000	5,248,940
					10,279,187
ENERGY (4.9%)
Enbridge, Inc.	A-	5.80	06/15/14	1,065,000	934,113
Noble Corp.	A-	5.88	06/01/13	1,000,000	974,578
Smith International, Inc.	BBB+	6.75	02/15/11	1,000,000	1,006,759
Other Securities				6,750,000	6,086,926
					9,002,376
FINANCIAL (13.1%)
American Express Credit Corp.	A+	5.88	05/02/13	1,000,000	959,974
Fosters Finance Corp.†	BBB	4.88 - 6.88	06/15/11 - 10/01/14	1,000,000	925,916
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	1,000,000	1,007,627
KeyCorp	A-	6.50	05/14/13	1,050,000	967,981
Nat'l. Rural Utilities Coop.	A	7.25	03/01/12	1,000,000	1,029,624

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2008

	Rating*	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES: (Continued)
FINANCIAL (CONTINUED)
Travelers Cos., Inc.	A-	5.38%	06/15/12	$1,000,000	$997,820
Other Securities				22,578,000	18,052,786
					23,941,728
HEALTHCARE (5.5%)
Blue Cross & Blue Shield of FL†	A-	8.25	11/15/11	1,000,000	1,074,648
Cardinal Health, Inc.	BBB+	5.50	06/15/13	1,000,000	945,345
Humana, Inc.	BBB	6.45	06/01/16	1,415,000	1,118,766
McKesson Corp.	BBB+	7.75	02/01/12	1,000,000	1,117,911
Other Securities				6,160,000	5,845,212
					10,101,882
INDUSTRIAL (8.7%)
Acuity Brands, Inc.	BBB-	8.38	08/01/10	1,000,000	1,073,672
Canadian Pacific Railway Co.	BBB	5.75	05/15/13	1,000,000	925,462
CSX Corp.	BBB-	5.30 - 6.25	02/15/14 - 04/01/15	1,000,000	942,084
Dun & Bradstreet Corp.	A-	5.50 - 6.00	03/15/11 - 04/01/13	1,500,000	1,432,056
Federal Express Corp.	BBB	9.65	06/15/12	1,000,000	1,049,995
Goodrich Corp.	BBB+	7.63	12/15/12	1,000,000	1,037,892
Pall Corp.†	BB+	6.00	08/01/12	1,000,000	965,113
Roper Industries, Inc.	BBB-	6.63	08/15/13	1,000,000	1,002,837
Ryder System, Inc.	BBB+	6.00 - 7.20	03/01/13 - 09/01/15	1,500,000	1,290,105
Steelcase, Inc.	BBB	6.50	08/15/11	1,000,000	941,726
Union Pacific Corp.	BBB	4.88 - 6.13	01/15/12 - 01/15/15	1,000,000	943,894
Other Securities				4,925,000	4,321,989
					15,926,825
TECHNOLOGY (2.1%)
Computer Sciences Corp.	A-	7.38	06/15/11	950,000	940,807
Other Securities				3,225,000	2,941,539
					3,882,346
TELECOMMUNICATIONS (0.7%)
Verizon New England, Inc.	A	6.50	09/15/11	1,000,000	992,677
Other Securities				250,000	215,625
					1,208,302
UTILITIES (5.8%)
AGL Capital Corp.	BBB+	6.38 - 7.13	01/14/11 - 07/15/16	1,500,000	1,469,064
Arizona Public Svc. Co.	BBB-	6.38	10/15/11	500,000	470,662
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	500,000	468,892
PPL Energy Supply LLC	BBB	5.70 - 6.40	11/01/11 - 10/15/15	1,700,000	1,576,368
Progress Energy, Inc.	BBB to A-	5.95 - 6.85	03/01/09 - 04/15/12	1,100,000	1,102,825
Southwest Gas Corp.	BBB-	8.38	02/15/11	1,000,000	1,011,279
Virginia Electric & Power Co.				5,150,000	4,603,821
					10,702,911
TOTAL LONG-TERM DEBT SECURITIES (Cost: $182,981,986) 97.3%					178,471,358

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2008

	Rating*	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.4%)
Northern Illinois Gas Co.	A-1+	0.08%	01/08/09	$1,000,000	$999,984
Toyota Motor Credit Corp.	A-1+	0.40	01/21/09	1,630,000	1,629,638
					2,629,622
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,629,622) 1.4%					2,629,622
TOTAL INVESTMENTS (Cost: $185,611,608) 98.7%					181,100,980
OTHER NET ASSETS 1.3%					2,318,294
NET ASSETS 100.0%					$183,419,274

Abbreviations: FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association

*  Ratings as per Standard & Poors Corporation.

†  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate value of these securities was $7,067,985, or 3.9% of the Fund's net assets.

  "Other Securities" represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2008

	Rating*	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.0%)
U.S. Treasury Strip	AAA	0.00%	02/15/18	$10,000,000	$7,686,690
U.S. GOVERNMENT AGENCIES (42.5%)
MORTGAGE-BACKED OBLIGATIONS (39.6%)
FHARM	AAA	5.26 - 5.45	02/01/36 - 05/01/37	7,048,811	7,155,339
FHLMC	AAA	4.00 - 6.00	10/01/18 - 04/01/37	18,611,630	19,124,870
FNMA	AAA	4.00 - 8.00	09/01/16 - 06/01/48	114,255,918	117,388,757
GNMA (1)	AAA	6.27 - 7.00	10/16/27 - 05/15/32	3,416,477	3,581,577
					147,250,543
NON-MORTGAGE-BACKED OBLIGATIONS (2.9%)
FNMA	AAA	0.00	10/09/19	20,000,000	10,838,776
CORPORATE DEBT (50.2%)
BASIC MATERIALS (3.0%)
International Paper Co.	BBB	4.25	01/15/09	2,000,000	1,999,310
Worthington Industries, Inc.	BBB	6.70	12/01/09	2,000,000	2,042,302
Other Securities				14,750,000	7,219,404
					11,261,016
CONSUMER, CYCLICAL (8.8%)
Ethan Allen Interiors, Inc.	BBB-	5.38	10/01/15	2,000,000	1,895,586
Fortune Brands, Inc.	BBB	4.88 - 5.38	12/01/13 - 01/15/16	2,400,000	2,027,363
Johnson Controls, Inc.	BBB	4.88	09/15/13	2,500,000	1,969,303
Kellwood Co.	NR	7.88	07/15/09	4,000,000	2,600,000
Macys Retail Hldgs., Inc.†	BBB-	4.80	07/15/09	2,000,000	1,895,674
Newell Rubbermaid, Inc.	BBB+	4.63	12/15/09	2,500,000	2,431,618
Target Corp.	A+	5.38	06/15/09	3,250,000	3,284,583
Other Securities				20,345,170	16,819,031
					32,923,158
CONSUMER, NON-CYCLICAL (3.1%)
Clorox Co.	BBB+	5.00	03/01/13	2,000,000	1,970,450
CVS Caremark Corp.	BBB+	6.13	08/15/16	2,000,000	1,937,666
Kroger Co.	BBB-	4.95	01/15/15	2,000,000	1,904,132
PepsiAmericas, Inc.	A	6.38	05/01/09	2,000,000	2,009,516
Sara Lee Corp.	BBB+	6.25	09/15/11	2,000,000	1,979,882
Other Securities				2,500,000	1,881,849
					11,683,495
ENERGY (5.8%)
Noble Corp.	A-	7.50	03/15/19	2,000,000	2,473,014
Seariver Maritime, Inc.	AAA	0.00	09/01/12	10,000,000	8,564,670
Other Securities				12,000,000	10,415,284
					21,452,968
FINANCIAL (15.7%)
Berkley (W.R.) Corp.	BBB+	8.70	01/01/22	5,000,000	5,358,920
Brandywine Realty Trust	BBB-	4.50	11/01/09	2,000,000	1,875,574
Capital One Bank	A-	5.75	09/15/10	2,000,000	1,941,138
Corporate Pptys. Investors†	A-	7.88	03/15/16	5,000,000	3,487,785
Fairfax Financial Hldgs.	BB+	8.25	10/01/15	2,500,000	1,950,000
First Horizon National Corp.	BBB-	4.50	05/15/13	5,000,000	3,472,975
Ford Motor Credit Co. LLC	CCC+	7.38	10/28/09	3,000,000	2,634,663

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2008

	Rating*	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES: (Continued)
FINANCIAL (CONTINUED)
Fosters Finance Corp.†	BBB	6.88%	06/15/11	$2,000,000	$1,984,912
GMAC LLC	CC	0.00	12/01/12	10,000,000	1,894,900
HCP, Inc.	BBB	4.88 - 5.65	09/15/10 - 12/15/13	4,000,000	2,978,048
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	2,000,000	2,015,254
SLM Corp.	BBB-	4.00	01/15/09	2,250,000	2,239,724
Other Securities				32,854,516	26,462,874
					58,296,767
HEALTHCARE (4.5%)
Allergan, Inc.	A	5.75	04/01/16	2,000,000	1,913,444
Cardinal Health, Inc.	BBB+	6.75	02/15/11	2,000,000	1,990,252
McKesson Corp.	BBB+	7.75	02/01/12	1,750,000	1,956,344
WellPoint, Inc.	A-	4.25	12/15/09	2,000,000	1,923,334
Other Securities				9,750,000	8,777,171
					16,560,545
INDUSTRIAL (3.5%)
Goodrich Corp.	BBB+	7.63	12/15/12	2,000,000	2,075,784
Steelcase, Inc.	BBB	6.50	08/15/11	2,000,000	1,883,452
Other Securities				10,500,000	8,865,767
					12,825,003
TECHNOLOGY (1.1%)
Cisco Systems, Inc.	A+	5.25	02/22/11	2,000,000	2,076,264
Other Securities				2,500,000	2,065,058
					4,141,322
TELECOMMUNICATIONS (1.5%)
Alltel Corp.	A	7.00	03/15/16	2,000,000	1,970,000
Verizon Florida LLC	A	6.13	01/15/13	2,000,000	1,906,104
Other Securities				2,000,000	1,725,000
					5,601,104
UTILITIES (3.2%)
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	2,000,000	1,875,566
Pepco Hldgs., Inc.	BBB-	4.00	05/15/10	2,000,000	1,923,036
Progress Energy, Inc.	A-	5.25	12/15/15	2,000,000	2,028,956
Virginia Electric & Power Co.	A-	4.50	12/15/10	2,000,000	1,973,892
Other Securities				4,825,000	4,277,257
					12,078,707
SOVEREIGN DEBT (1.4%)
Sri Lanka AID	NR	6.59	09/15/28	4,000,000	5,063,760
TOTAL LONG-TERM DEBT SECURITIES (Cost: $387,723,894) 96.1%					357,663,854

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2008

	Rating*	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (2.8%)
Danaher Corp.	A-1	0.02%	01/05/09	$5,000,000	$4,999,989
Toyota Motor Credit Corp.	A-1+	0.40	01/21/09	5,400,000	5,398,800
					10,398,789
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $10,398,789) 2.8%					10,398,789
TOTAL INVESTMENTS (Cost: $398,122,683) 98.9%					368,062,643
OTHER NET ASSETS 1.1%					4,038,766
NET ASSETS 100.0%					$372,101,409

Abbreviations: FHARM = Federal Home Adjustable Rate Mortgage
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
NR = Not Rated

*  Ratings as per Standard & Poors Corporation.

†  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate value of these securities was $8,631,062, or 2.3% of the Fund's net assets.

(1)  U.S. Government guaranteed security.

  "Other Securities" represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

The accompanying notes are an integral part of these portfolio schedules.

(This page has been left blank intentionally.)

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2008

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund	Mid-Cap Equity Index Fund	International Fund
ASSETS:
Investments at market value (Cost: Equity Index Fund — $654,329,163 All America Fund — $285,771,716 Small Cap Value Fund — $200,065,441 Small Cap Growth Fund — $177,744,451 Mid Cap Value Fund — $40,604,182 Mid-Cap Equity Index Fund — $332,316,397 International Fund — $16,221,198 Composite Fund — $175,367,365 Retirement Income Fund — $3,881,924 Retirement 2010 Fund — $9,649,309 Retirement 2015 Fund — $24,153,563 Retirement 2020 Fund — $25,669,962 Retirement 2025 Fund — $18,457,006) (Notes 1 and 3)	$544,304,227	$221,606,144	$154,992,607	$149,590,887	$29,804,103	$245,098,383	$11,828,829
Cash	—	86,218	3,776	168,579	6,718	65	1,069,791
Interest and dividends receivable	1,142,176	432,528	335,226	110,905	103,169	340,007	—
Receivable for securities sold	448,917	82,165	—	450,141	—	2,817,895	—
Receivable for daily variation margin on future contracts	387,035	97,952	—	—	—	590,940	—
TOTAL ASSETS	546,282,355	222,305,007	155,331,609	150,320,512	29,913,990	248,847,290	12,898,620
LIABILITIES:
Due to custodian bank	255,043	—	—	—	—	—	—
Payable for securities purchased	842,479	799,270	63	3,389,758	—	1,322,654	611,378
TOTAL LIABILITIES	1,097,522	799,270	63	3,389,758	—	1,322,654	611,378
NET ASSETS	$545,184,833	$221,505,737	$155,331,546	$146,930,754	$29,913,990	$247,524,636	$12,287,242
NUMBER OF SHARES OUTSTANDING (Note 4)	368,420,865	191,846,309	207,820,402	209,988,389	37,860,539	267,560,565	22,203,777
NET ASSET VALUES, offering and redemption price per share	$1.48	$1.15	$0.75	$0.70	$0.79	$0.93	$0.55
COMPONENTS OF NET ASSETS:
Paid-in capital	$674,824,533	$301,151,336	$230,026,303	$206,642,500	$41,798,449	$337,187,765	$16,675,826
Accumulated undistributed net investment income (loss)	1,927,434	4,552,236	—	—	—	536,963	3,785
Accumulated undistributed net realized gain(loss) on investments and futures contracts	(21,532,985)	(20,011,063)	(29,621,923)	(31,558,182)	(1,084,380)	(3,477,203)	—
Net unrealized appreciation (depreciation) of investments and futures contracts	(110,034,149)	(64,186,772)	(45,072,834)	(28,153,564)	(10,800,079)	(86,722,889)	(4,392,369)
NET ASSETS	$545,184,833	$221,505,737	$155,331,546	$146,930,754	$29,913,990	$247,524,636	$12,287,242

The accompanying notes are an integral part of these financial statements.

	Composite Fund	Retirement Income Fund	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund
ASSETS:
Investments at market value (Cost: Equity Index Fund — $654,329,163 All America Fund — $285,771,716 Small Cap Value Fund — $200,065,441 Small Cap Growth Fund — $177,744,451 Mid Cap Value Fund — $40,604,182 Mid-Cap Equity Index Fund — $332,316,397 International Fund — $16,221,198 Composite Fund — $175,367,365 Retirement Income Fund — $3,881,924 Retirement 2010 Fund — $9,649,309 Retirement 2015 Fund — $24,153,563 Retirement 2020 Fund — $25,669,962 Retirement 2025 Fund — $18,457,006) (Notes 1 and 3)	$149,245,581	$3,516,933	$8,274,705	$20,017,092	$20,685,744	$14,822,394
Cash	23,716	—	—	—	—	—
Interest and dividends receivable	833,318	—	—	—	—	—
Receivable for securities sold	23,169	—	—	—	—	—
Receivable for daily variation margin on future contracts	—	—	—	—	—	—
TOTAL ASSETS	150,125,784	3,516,933	8,274,705	20,017,092	20,685,744	14,822,394
LIABILITIES:
Due to custodian bank	—	—	—	—	—	—
Payable for securities purchased	—	—	—	—	—	—
TOTAL LIABILITIES	—	—	—	—	—	—
NET ASSETS	$150,125,784	$3,516,933	$8,274,705	$20,017,092	$20,685,744	$14,822,394
NUMBER OF SHARES OUTSTANDING (Note 4)	124,623,815	4,214,590	11,114,476	28,429,170	31,210,997	23,272,827
NET ASSET VALUES, offering and redemption price per share	$1.20	$0.83	$0.74	$0.70	$0.66	$0.64
COMPONENTS OF NET ASSETS:
Paid-in capital	$211,699,178	$3,958,397	$9,848,024	$24,511,520	$25,954,174	$18,530,156
Accumulated undistributed net investment income (loss)	4,490,475	3,557	2,924	—	—	—
Accumulated undistributed net realized gain(loss) on investments and futures contracts	(39,942,085)	(80,030)	(201,639)	(357,957)	(284,212)	(73,150)
Net unrealized appreciation (depreciation) of investments and futures contracts	(26,121,784)	(364,991)	(1,374,604)	(4,136,471)	(4,984,218)	(3,634,612)
NET ASSETS	$150,125,784	$3,516,933	$8,274,705	$20,017,092	$20,685,744	$14,822,394

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2008

	2030 Retirement Fund	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund
ASSETS:
Investments at market value (Cost: Retirement 2030 Fund — $14,711,346 Retirement 2035 Fund — $11,265,677 Retirement 2040 Fund — $7,956,146 Retirement 2045 Fund — $8,641,633 Conservative Allocation Fund — $26,834,350 Moderate Allocation Fund — $112,045,544 Aggressive Allocation Fund — $112,985,924 Money Market Fund — $200,937,136 Mid-Term Bond Fund — $185,611,608 Bond Fund — $398,122,683) (Notes 1 and 3)	$11,661,423	$8,780,940	$6,200,702	$6,858,194	$23,604,668
Cash	—	—	—	—	—
Interest and dividends receivable	—	—	—	—	—
Receivable for securities sold	—	—	—	—	—
Receivable for daily variation margin on future contracts	—	—	—	—	—
TOTAL ASSETS	11,661,423	8,780,940	6,200,702	6,858,194	23,604,668
LIABILITIES:
Due to custodian bank	—	—	—	—	—
Payable for securities purchased	—	—	—	—	—
TOTAL LIABILITIES	—	—	—	—	—
NET ASSETS	$11,661,423	$8,780,940	$6,200,702	$6,858,194	$23,604,668
NUMBER OF SHARES OUTSTANDING (Note 4)	18,754,328	14,569,870	10,465,972	11,628,887	26,598,668
NET ASSET VALUES, offering and redemption price per share	$0.62	$0.60	$0.59	$0.59	$0.89
COMPONENTS OF NET ASSETS:
Paid-in capital	$14,890,364	$11,321,053	$8,017,711	$8,674,742	$27,206,642
Accumulated undistributed net investment income (loss)	—	—	—	—	1,633
Accumulated undistributed net realized gain(loss) on investments and futures contracts	(179,018)	(55,376)	(61,565)	(33,109)	(373,925)
Net unrealized appreciation (depreciation) of investments and futures contracts	(3,049,923)	(2,484,737)	(1,755,444)	(1,783,439)	(3,229,682)
NET ASSETS	$11,661,423	$8,780,940	$6,200,702	$6,858,194	$23,604,668

The accompanying notes are an integral part of these financial statements.

	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
ASSETS:
Investments at market value (Cost: Retirement 2030 Fund — $14,711,346 Retirement 2035 Fund — $11,265,677 Retirement 2040 Fund — $7,956,146 Retirement 2045 Fund — $8,641,633 Conservative Allocation Fund — $26,834,350 Moderate Allocation Fund — $112,045,544 Aggressive Allocation Fund — $112,985,924 Money Market Fund — $200,937,136 Mid-Term Bond Fund — $185,611,608 Bond Fund — $398,122,683) (Notes 1 and 3)	$89,505,262	$81,248,122	$200,986,624	$181,100,980	$368,062,643
Cash	—	—	3,058	7,923	9,758
Interest and dividends receivable	—	—	—	2,309,868	3,937,222
Receivable for securities sold	—	—	—	503	91,786
Receivable for daily variation margin on future contracts	—	—	—	—	—
TOTAL ASSETS	89,505,262	81,248,122	200,989,682	183,419,274	372,101,409
LIABILITIES:
Due to custodian bank	—	—	—	—	—
Payable for securities purchased	—	—	—	—	—
TOTAL LIABILITIES	—	—	—	—	—
NET ASSETS	$89,505,262	$81,248,122	$200,989,682	$183,419,274	$372,101,409
NUMBER OF SHARES OUTSTANDING (Note 4)	102,039,836	94,418,460	166,343,903	195,477,588	315,997,008
NET ASSET VALUES, offering and redemption price per share	$0.88	$0.86	$1.21	$0.94	$1.18
COMPONENTS OF NET ASSETS:
Paid-in capital	$113,173,836	$114,043,908	$200,836,744	$188,555,777	$425,815,268
Accumulated undistributed net investment income (loss)	7,603	—	85,967	98,007	203,066
Accumulated undistributed net realized gain(loss) on investments and futures contracts	(1,135,895)	(1,057,984)	17,483	(723,882)	(23,856,885)
Net unrealized appreciation (depreciation) of investments and futures contracts	(22,540,282)	(31,737,802)	49,488	(4,510,628)	(30,060,040)
NET ASSETS	$89,505,262	$81,248,122	$200,989,682	$183,419,274	$372,101,409

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2008

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund	Mid-Cap Equity Index Fund	International Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$15,388,600	$6,503,679	$3,774,968	$1,200,471	$809,873	$5,053,004	$392,371
Interest	460,909	246,136	190,028	208,236	48,002	457,807	—
Total income	15,849,509	6,749,815	3,964,996	1,408,707	857,875	5,510,811	392,371
EXPENSES:
Investment advisory fees (Note 2)	510,918	1,224,347	1,382,956	1,382,544	198,987	239,653	5,424
Accounting and recordkeeping expenses	373,114	134,860	90,303	90,102	18,399	165,577	2,916
Shareholder reports	50,124	18,117	12,131	12,104	2,472	22,243	392
Custodian expenses	41,251	83,967	20,953	22,591	12,470	38,213	—
Independent directors' fees and expenses	24,604	19,791	22,007	21,957	2,797	23,272	443
Audit	95,570	34,543	23,130	23,079	4,713	42,411	747
Legal and Compliance	142,918	51,657	34,590	34,513	7,048	63,423	1,117
Administrative	279,399	100,987	67,622	67,471	13,778	123,989	2,183
Licenses	47,138	17,038	11,409	11,383	2,324	20,918	368
Other	123,547	44,655	29,901	29,836	6,092	54,828	965
Total Expenses	1,688,583	1,729,962	1,695,002	1,695,580	269,080	794,527	14,555
Net Investment Income (Loss)	14,160,926	5,019,853	2,269,994	(286,873)	588,795	4,716,284	377,816
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on investments and futures contracts:
Net realized gain (loss) on investments	(8,363,199)	(12,741,818)	(27,358,299)	(31,351,111)	(871,934)	13,814,947	—
Net realized gain (loss) on futures contracts	(10,796,231)	(3,781,053)	—	—	—	(12,335,913)	—
	(19,159,430)	(16,522,871)	(27,358,299)	(31,351,111)	(871,934)	1,479,034	—
Net unrealized appreciation (depreciation) of investments and futures contracts:
Net unrealized appreciation (depreciation) of investments	(296,472,680)	(116,441,100)	(33,775,604)	(43,716,710)	(13,567,763)	(141,283,446)	(4,299,885)
Net unrealized appreciation (depreciation) of futures contracts	(169,963)	(22,925)	—	—	—	329,125	—
	(296,642,643)	(116,464,025)	(33,775,604)	(43,716,710)	(13,567,763)	(140,954,321)	(4,299,885)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	(315,802,073)	(132,986,896)	(61,133,903)	(75,067,821)	(14,439,697)	(139,475,287)	(4,299,885)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(301,641,147)	$(127,967,043)	$(58,863,909)	$(75,354,694)	$(13,850,902)	$(134,759,003)	$(3,922,069)

(a)  The Retirement Funds incur no other expenses other than those included in each of the underlying funds in which they invest. The Allocation Funds incur no other advisory or operating expenses other than those included in each of the underlying funds in which they invest.

The accompanying notes are an integral part of these financial statements.

	Composite Fund	Retirement Income Fund	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$2,312,069	$132,861	$282,699	$646,318	$652,607	$426,045
Interest	4,406,648	—	—	—	—	—
Total income	6,718,717	132,861	282,699	646,318	652,607	426,045
EXPENSES:
Investment advisory fees (Note 2)	749,004	1,181 (a)	2,622 (a)	6,849 (a)	6,803 (a)	4,177 (a)
Accounting and recordkeeping expenses	86,158	—	—	—	—	—
Shareholder reports	11,574	—	—	—	—	—
Custodian expenses	43,342	—	—	—	—	—
Independent directors' fees and expenses	20,692	—	—	—	—	—
Audit	22,069	—	—	—	—	—
Legal and Compliance	33,002	—	—	—	—	—
Administrative	64,518	—	—	—	—	—
Licenses	10,885	—	—	—	—	—
Other	28,529	—	—	—	—	—
Total Expenses	1,069,773	1,181	2,622	6,849	6,803	4,177
Net Investment Income (Loss)	5,648,944	131,680	280,077	639,469	645,804	421,868
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on investments and futures contracts:
Net realized gain (loss) on investments	(9,235,458)	(79,114)	(167,537)	(289,133)	(195,931)	(6,721)
Net realized gain (loss) on futures contracts	—	—	—	—	—	—
	(9,235,458)	(79,114)	(167,537)	(289,133)	(195,931)	(6,721)
Net unrealized appreciation (depreciation) of investments and futures contracts:
Net unrealized appreciation (depreciation) of investments	(42,402,859)	(327,497)	(1,293,761)	(3,881,944)	(4,757,207)	(3,546,109)
Net unrealized appreciation (depreciation) of futures contracts	—	—	—	—	—	—
	(42,402,859)	(327,497)	(1,293,761)	(3,881,944)	(4,757,207)	(3,546,109)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	(51,638,317)	(406,611)	(1,461,298)	(4,171,077)	(4,953,138)	(3,552,830)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(45,989,373)	$(274,931)	$(1,181,221)	$(3,531,608)	$(4,307,334)	$(3,130,962)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF OPERATIONS (Continued)
For the Year Ended December 31, 2008

	2030 Retirement Fund	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$319,981	$217,128	$149,547	$162,550	$934,058
Interest	—	—	—	—	—
Total income	319,981	217,128	149,547	162,550	934,058
EXPENSES:
Investment advisory fees (Note 2)	3,424 (a)	2,536 (a)	1,759 (a)	1,780 (a)	— (a)
Accounting and recordkeeping expenses	—	—	—	—	—
Shareholder reports	—	—	—	—	—
Custodian expenses	—	—	—	—	—
Independent directors' fees and expenses	—	—	—	—	—
Audit	—	—	—	—	—
Legal and Compliance	—	—	—	—	—
Administrative	—	—	—	—	—
Licenses	—	—	—	—	—
Other	—	—	—	—	—
Total Expenses	3,424	2,536	1,759	1,780	—
Net Investment Income (Loss)	316,557	214,592	147,788	160,770	934,058
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on investments and futures contracts:
Net realized gain (loss) on investments	(115,775)	(1,667)	(19,697)	7,615	(163,304)
Net realized gain (loss) on futures contracts	—	—	—	—	—
	(115,775)	(1,667)	(19,697)	7,615	(163,304)
Net unrealized appreciation (depreciation) of investments and futures contracts:
Net unrealized appreciation (depreciation) of investments	(2,935,035)	(2,396,416)	(1,701,107)	(1,744,199)	(3,354,977)
Net unrealized appreciation (depreciation) of futures contracts	—	—	—	—	—
	(2,935,035)	(2,396,416)	(1,701,107)	(1,744,199)	(3,354,977)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	(3,050,810)	(2,398,083)	(1,720,804)	(1,736,584)	(3,518,281)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,734,253)	$(2,183,491)	$(1,573,016)	$(1,575,814)	$(2,584,223)

(a)  The Retirement Funds incur no other expenses other than those included in each of the underlying funds in which they invest. The Allocation Funds incur no other advisory or operating expenses other than those included in each of the underlying funds in which they invest.

The accompanying notes are an integral part of these financial statements.

	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$3,057,130	$2,258,800	$—	$—	$—
Interest	—	—	6,266,758	8,398,111	21,998,538
Total income	3,057,130	2,258,800	6,266,758	8,398,111	21,998,538
EXPENSES:
Investment advisory fees (Note 2)	— (a)	— (a)	347,510	698,015	1,570,383
Accounting and recordkeeping expenses	—	—	119,527	76,505	195,314
Shareholder reports	—	—	16,057	10,278	26,238
Custodian expenses	—	—	23,023	15,808	23,396
Independent directors' fees and expenses	—	—	23,195	19,773	22,420
Audit	—	—	30,616	19,596	50,028
Legal and Compliance	—	—	45,784	29,305	74,813
Administrative	—	—	89,506	57,289	146,257
Licenses	—	—	15,101	9,665	24,675
Other	—	—	39,578	25,332	64,675
Total Expenses	—	—	749,897	961,566	2,198,199
Net Investment Income (Loss)	3,057,130	2,258,800	5,516,861	7,436,545	19,800,339
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on investments and futures contracts:
Net realized gain (loss) on investments	(307,518)	(669,111)	43,765	928,917	1,850,739
Net realized gain (loss) on futures contracts	—	—	—	—	—
	(307,518)	(669,111)	43,765	928,917	1,850,739
Net unrealized appreciation (depreciation) of investments and futures contracts:
Net unrealized appreciation (depreciation) of investments	(23,765,946)	(32,032,538)	51,692	(6,837,197)	(28,761,251)
Net unrealized appreciation (depreciation) of futures contracts	—	—	—	—	—
	(23,765,946)	(32,032,538)	51,692	(6,837,197)	(28,761,251)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	(24,073,464)	(32,701,649)	95,457	(5,908,280)	(26,910,512)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(21,016,334)	$(30,442,849)	$5,612,318	$1,528,265	$(7,110,173)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Equity Index Fund		All America Fund		Small Cap Value Fund
	2008	2007	2008	2007	2008	2007
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$14,160,926	$14,977,836	$5,019,853	$5,423,668	$2,269,994	$2,371,848
Net realized gain (loss) on investments and futures contracts	(19,159,430)	15,747,647	(16,522,871)	43,912,978	(27,358,299)	16,521,416
Unrealized appreciation (depreciation) of investments and futures contracts	(296,642,643)	10,895,770	(116,464,025)	(31,001,640)	(33,775,604)	(27,094,797)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(301,641,147)	41,621,253	(127,967,043)	18,335,006	(58,863,909)	(8,201,533)
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	(12,175,938)	(14,916,022)	(4,037,987)	(5,660,927)	(2,230,467)	(2,331,219)
From capital gains	(2,030,456)	(13,667,824)	(7,817,028)	(37,949,306)	(69,793)	(20,476,164)
Return of capital	—	—	—	—	(1,636,549)	—
Total distributions	(14,206,394)	(28,583,846)	(11,855,015)	(43,610,233)	(3,936,809)	(22,807,383)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	103,893,527	53,592,664	3,668,944	3,554,696	16,844,741	10,624,963
Dividends reinvested	14,206,394	28,583,846	11,855,015	43,610,233	3,936,809	22,807,383
Cost of shares redeemed	(73,484,080)	(90,294,716)	(43,202,561)	(56,350,185)	(17,238,254)	(34,080,567)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	44,615,841	(8,118,206)	(27,678,602)	(9,185,256)	3,543,296	(648,221)
INCREASE (DECREASE) IN NET ASSETS	(271,231,700)	4,919,201	(167,500,660)	(34,460,483)	(59,257,422)	(31,657,137)
NET ASSETS, BEGINNING OF PERIOD	816,416,533	811,497,332	389,006,397	423,466,880	214,588,968	246,246,105
NET ASSETS, END OF PERIOD	$545,184,833	$816,416,533	$221,505,737	$389,006,397	$155,331,546	$214,588,968
OTHER INFORMATION:
Shares outstanding at the beginning of period	338,454,776	341,581,939	209,312,795	211,396,296	202,162,033	199,327,799
Shares sold	56,056,834	21,547,757	2,581,953	1,713,879	18,759,096	8,414,630
Shares issued as reinvestment of dividends	9,158,871	11,842,463	7,367,377	23,171,866	5,243,599	21,286,440
Shares redeemed	(35,249,616)	(36,517,383)	(27,415,816)	(26,969,246)	(18,344,326)	(26,866,836)
Net increase (decrease)	29,966,089	(3,127,163)	(17,466,486)	(2,083,501)	5,658,369	2,834,234
Shares outstanding at the end of period	368,420,865	338,454,776	191,846,309	209,312,795	207,820,402	202,162,033

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund		Mid Cap Value Fund		Mid-Cap Equity Index Fund
	2008	2007	2008	2007	2008	2007
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(286,873)	$(597,383)	$588,795	$680,602	$4,716,284	$5,935,307
Net realized gain (loss) on investments and futures contracts	(31,351,111)	29,450,391	(871,934)	(364,278)	1,479,034	30,662,175
Unrealized appreciation (depreciation) of investments and futures contracts	(43,716,710)	(18,368,005)	(13,567,763)	(389,368)	(140,954,321)	(8,825,234)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(75,354,694)	10,485,003	(13,850,902)	(73,044)	(134,759,003)	27,772,248
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	—	(669,153)	(538,793)	(4,337,494)	(5,805,833)
From capital gains	(3,537,395)	(28,824,855)	—	(152,212)	(7,042,607)	(32,620,973)
Return of capital	—	—	—	—	—	—
Total distributions	(3,537,395)	(28,824,855)	(669,153)	(691,005)	(11,380,101)	(38,426,806)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	16,581,623	12,131,672	7,111,123	18,440,535	50,166,161	48,973,638
Dividends reinvested	3,537,395	28,824,855	669,153	691,005	11,380,101	38,426,806
Cost of shares redeemed	(16,905,660)	(23,535,716)	(3,093,605)	(11,767,508)	(47,034,786)	(54,583,949)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	3,213,358	17,420,811	4,686,671	7,364,032	14,511,476	32,816,495
INCREASE (DECREASE) IN NET ASSETS	(75,678,731)	(919,041)	(9,833,384)	6,599,983	(131,627,628)	22,161,937
NET ASSETS, BEGINNING OF PERIOD	222,609,485	223,528,526	39,747,374	33,147,391	379,152,264	356,990,327
NET ASSETS, END OF PERIOD	$146,930,754	$222,609,485	$29,913,990	$39,747,374	$247,524,636	$379,152,264
OTHER INFORMATION:
Shares outstanding at the beginning of period	205,238,978	188,200,676	33,151,708	27,416,448	250,758,420	229,128,404
Shares sold	19,410,862	9,826,407	6,789,917	14,446,139	42,267,347	29,270,796
Shares issued as reinvestment of dividends	3,503,452	26,195,977	817,664	574,103	10,327,510	25,024,133
Shares redeemed	(18,164,903)	(18,984,082)	(2,898,750)	(9,284,982)	(35,792,712)	(32,664,913)
Net increase (decrease)	4,749,411	17,038,302	4,708,831	5,735,260	16,802,145	21,630,016
Shares outstanding at the end of period	209,988,389	205,238,978	37,860,539	33,151,708	267,560,565	250,758,420

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	International Fund		Composite Fund		Retirement Income Fund
	For the Year Ended December 31,	For the Period Ended December 31,	For the Year Ended December 31,		For the Year Ended December 31,	For the Period Ended December 31,
	2008	2007(a)	2008	2007	2008	2007(a)
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$377,816	$53,022	$5,648,944	$6,139,341	$131,680	$35,126
Net realized gain (loss) on investments and futures contracts	—	—	(9,235,458)	9,595,580	(79,114)	6,806
Unrealized appreciation (depreciation) of investments and futures contracts	(4,299,885)	(92,484)	(42,402,859)	(1,192,668)	(327,497)	(37,494)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,922,069)	(39,462)	(45,989,373)	14,542,253	(274,931)	4,438
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	(377,242)	(46,903)	(5,645,651)	(6,351,470)	(126,674)	(35,171)
From capital gains	(673)	(2,235)	—	—	(2,493)	(6,633)
Total distributions	(377,915)	(49,138)	(5,645,651)	(6,351,470)	(129,167)	(41,804)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	14,345,218	3,690,570	3,435,664	4,356,484	4,981,492	1,058,787
Dividends reinvested	377,915	49,138	5,645,651	6,351,470	129,167	41,804
Cost of shares redeemed	(762,994)	(1,024,021)	(26,896,747)	(28,668,469)	(2,177,373)	(75,480)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	13,960,139	2,715,687	(17,815,432)	(17,960,515)	2,933,286	1,025,111
INCREASE (DECREASE) IN NET ASSETS	9,660,155	2,627,087	(69,450,456)	(9,769,732)	2,529,188	987,745
NET ASSETS, BEGINNING OF PERIOD	2,627,087	—	219,576,240	229,345,972	987,745	—
NET ASSETS, END OF PERIOD	$12,287,242	$2,627,087	$150,125,784	$219,576,240	$3,516,933	$987,745
OTHER INFORMATION:
Shares outstanding at the beginning of period	2,757,713	—	136,856,122	148,173,743	1,030,628	—
Shares sold	19,777,925	3,743,251	2,360,210	2,648,337	5,359,642	1,062,583
Shares issued as reinvestment of dividends	680,873	51,581	3,999,661	3,977,871	154,883	43,619
Shares redeemed	(1,012,734)	(1,037,119)	(18,592,178)	(17,943,829)	(2,330,563)	(75,574)
Net increase (decrease)	19,446,064	2,757,713	(12,232,307)	(11,317,621)	3,183,962	1,030,628
Shares outstanding at the end of period	22,203,777	2,757,713	124,623,815	136,856,122	4,214,590	1,030,628

(a)  For the period November 5, 2007 (commencement of operations) to December 31, 2007.

The accompanying notes are an integral part of these financial statements.

	2010 Retirement Fund		2015 Retirement Fund		2020 Retirement Fund
	For the Year Ended December 31,	For the Period Ended December 31,	For the Year Ended December 31,	For the Period Ended December 31,	For the Year Ended December 31,	For the Period Ended December 31,
	2008	2007(a)	2008	2007(a)	2008	2007(a)
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$280,077	$53,665	$639,469	$152,845	$645,804	$125,372
Net realized gain (loss) on investments and futures contracts	(167,537)	23,783	(289,133)	105,533	(195,931)	109,561
Unrealized appreciation (depreciation) of investments and futures contracts	(1,293,761)	(80,843)	(3,881,944)	(254,527)	(4,757,207)	(227,011)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,181,221)	(3,395)	(3,531,608)	3,851	(4,307,334)	7,922
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	(278,681)	(53,725)	(636,760)	(153,023)	(644,535)	(125,523)
From capital gains	(31,150)	(25,147)	(84,668)	(105,924)	(94,520)	(110,978)
Total distributions	(309,831)	(78,872)	(721,428)	(258,947)	(739,055)	(236,501)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	9,429,837	2,093,936	21,092,281	5,589,450	21,530,663	5,053,600
Dividends reinvested	309,831	78,872	721,428	258,947	739,055	236,501
Cost of shares redeemed	(1,731,020)	(333,432)	(3,040,667)	(96,215)	(1,540,201)	(58,906)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	8,008,648	1,839,376	18,773,042	5,752,182	20,729,517	5,231,195
INCREASE (DECREASE) IN NET ASSETS	6,517,596	1,757,109	14,520,006	5,497,086	15,683,128	5,002,616
NET ASSETS, BEGINNING OF PERIOD	1,757,109	—	5,497,086	—	5,002,616	—
NET ASSETS, END OF PERIOD	$8,274,705	$1,757,109	$20,017,092	$5,497,086	$20,685,744	$5,002,616
OTHER INFORMATION:
Shares outstanding at the beginning of period	1,875,582	—	5,945,342	—	5,473,155	—
Shares sold	10,829,314	2,134,764	25,213,864	5,764,705	26,603,617	5,276,498
Shares issued as reinvestment of dividends	416,023	84,190	1,024,603	280,063	1,115,097	258,748
Shares redeemed	(2,006,443)	(343,372)	(3,754,639)	(99,426)	(1,980,872)	(62,091)
Net increase (decrease)	9,238,894	1,875,582	22,483,828	5,945,342	25,737,842	5,473,155
Shares outstanding at the end of period	11,114,476	1,875,582	28,429,170	5,945,342	31,210,997	5,473,155

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	2025 Retirement Fund		2030 Retirement Fund		2035 Retirement Fund
	For the Year Ended December 31, 2008	For the Period Ended December 31, 2007(a)	For the Year Ended December 31, 2008	For the Period Ended December 31, 2007(a)	For the Year Ended December 31, 2008	For the Period Ended December 31, 2007(a)
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$421,868	$43,619	$316,557	$46,998	$214,592	$29,973
Net realized gain (loss) on investments and futures contracts	(6,721)	53,027	(115,775)	70,509	(1,667)	57,609
Unrealized appreciation (depreciation) of investments and futures contracts	(3,546,109)	(88,503)	(2,935,035)	(114,888)	(2,396,416)	(88,321)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,130,962)	8,143	(2,734,253)	2,619	(2,183,491)	(739)
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	(420,538)	(43,683)	(315,142)	(47,069)	(213,304)	(30,029)
From capital gains	(75,997)	(53,089)	(75,256)	(70,174)	(64,334)	(57,721)
Total distributions	(496,535)	(96,772)	(390,398)	(117,243)	(277,638)	(87,750)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	16,656,127	1,952,908	12,831,503	2,282,875	9,712,118	1,644,557
Dividends reinvested	496,535	96,772	390,398	117,243	277,638	87,750
Cost of shares redeemed	(658,574)	(5,248)	(683,209)	(38,112)	(382,784)	(8,721)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	16,494,088	2,044,432	12,538,692	2,362,006	9,606,972	1,723,586
INCREASE (DECREASE) IN NET ASSETS	12,866,591	1,955,803	9,414,041	2,247,382	7,145,843	1,635,097
NET ASSETS, BEGINNING OF PERIOD	1,955,803	—	2,247,382	—	1,635,097	—
NET ASSETS, END OF PERIOD	$14,822,394	$1,955,803	$11,661,423	$2,247,382	$8,780,940	$1,635,097
OTHER INFORMATION:
Shares outstanding at the beginning of period	2,127,707	—	2,447,208	—	1,772,798	—
Shares sold	21,217,245	2,027,865	16,625,894	2,357,889	12,838,265	1,686,611
Shares issued as reinvestment of dividends	779,614	105,278	627,738	127,668	460,672	95,140
Shares redeemed	(851,739)	(5,436)	(946,512)	(38,349)	(501,865)	(8,953)
Net increase (decrease)	21,145,120	2,127,707	16,307,120	2,447,208	12,797,072	1,772,798
Shares outstanding at the end of period	23,272,827	2,127,707	18,754,328	2,447,208	14,569,870	1,772,798

(a)  For the period November 5, 2007 (commencement of operations) to December 31, 2007.

The accompanying notes are an integral part of these financial statements.

	2040 Retirement Fund		2045 Retirement Fund
	For the Year Ended December 31, 2008	For the Period Ended December 31, 2007(a)	For the Year Ended December 31, 2008	For the Period Ended December 31, 2007(a)
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$147,788	$16,867	$160,770	$11,757
Net realized gain (loss) on investments and futures contracts	(19,697)	36,695	7,615	27,329
Unrealized appreciation (depreciation) of investments and futures contracts	(1,701,107)	(54,337)	(1,744,199)	(39,240)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,573,016)	(775)	(1,575,814)	(154)
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	(146,626)	(16,898)	(159,918)	(11,770)
From capital gains	(49,245)	(36,833)	(47,012)	(27,409)
Total distributions	(195,871)	(53,731)	(206,930)	(39,179)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	7,117,308	975,633	7,953,125	719,828
Dividends reinvested	195,871	53,731	206,930	39,179
Cost of shares redeemed	(307,469)	(10,979)	(215,752)	(23,039)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	7,005,710	1,018,385	7,944,303	735,968
INCREASE (DECREASE) IN NET ASSETS	5,236,823	963,879	6,161,559	696,635
NET ASSETS, BEGINNING OF PERIOD	963,879	—	696,635	—
NET ASSETS, END OF PERIOD	$6,200,702	$963,879	$6,858,194	$696,635
OTHER INFORMATION:
Shares outstanding at the beginning of period	1,059,583	—	768,742	—
Shares sold	9,504,025	1,011,979	10,785,786	748,996
Shares issued as reinvestment of dividends	330,604	59,066	350,863	43,234
Shares redeemed	(428,240)	(11,462)	(276,504)	(23,488)
Net increase (decrease)	9,406,389	1,059,583	10,860,145	768,742
Shares outstanding at the end of period	10,465,972	1,059,583	11,628,887	768,742

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
For the Years Ended December 31,

	Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund
	2008	2007	2008	2007	2008	2007
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$934,058	$720,182	$3,057,130	$3,164,480	$2,258,800	$2,427,300
Net realized gain (loss) on investments and futures contracts	(163,304)	239,814	(307,518)	3,062,629	(669,111)	4,483,138
Unrealized appreciation (depreciation) of investments and futures contracts	(3,354,977)	35,853	(23,765,946)	(1,030,361)	(32,032,538)	(2,814,164)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,584,223)	995,849	(21,016,334)	5,196,748	(30,442,849)	4,096,274
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	(925,302)	(739,233)	(3,001,341)	(3,233,943)	(2,202,966)	(2,578,213)
From capital gains	(132,904)	(198,022)	(644,353)	(3,025,085)	(663,237)	(4,772,012)
Total distributions	(1,058,206)	(937,255)	(3,645,694)	(6,259,028)	(2,866,203)	(7,350,225)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	11,303,717	7,741,299	19,525,292	26,527,910	17,996,573	28,496,967
Dividends reinvested	1,058,206	937,255	3,645,694	6,259,028	2,866,203	7,350,225
Cost of shares redeemed	(4,857,352)	(2,025,549)	(10,825,647)	(6,217,556)	(7,155,575)	(4,365,065)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	7,504,571	6,653,005	12,345,339	26,569,382	13,707,201	31,482,127
INCREASE (DECREASE) IN NET ASSETS	3,862,142	6,711,599	(12,316,689)	25,507,102	(19,601,851)	28,228,176
NET ASSETS, BEGINNING OF PERIOD	19,742,526	13,030,927	101,821,951	76,314,849	100,849,973	72,621,797
NET ASSETS, END OF PERIOD	$23,604,668	$19,742,526	$89,505,262	$101,821,951	$81,248,122	$100,849,973
OTHER INFORMATION:
Shares outstanding at the beginning of period	19,088,294	12,771,880	89,251,267	66,772,504	81,179,525	57,189,062
Shares sold	11,325,847	7,334,683	18,870,607	22,225,365	16,464,294	21,350,176
Shares issued as reinvestment of dividends	1,185,898	905,708	4,151,057	5,484,316	3,330,816	5,913,189
Shares redeemed	(5,001,371)	(1,923,977)	(10,233,095)	(5,230,918)	(6,556,175)	(3,272,902)
Net increase (decrease)	7,510,374	6,316,414	12,788,569	22,478,763	13,238,935	23,990,463
Shares outstanding at the end of period	26,598,668	19,088,294	102,039,836	89,251,267	94,418,460	81,179,525

The accompanying notes are an integral part of these financial statements.

	Money Market Fund		Mid-Term Bond Fund		Bond Fund
	2008	2007	2008	2007	2008	2007
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$5,516,861	$13,358,971	$7,436,545	$4,733,793	$19,800,339	$17,610,012
Net realized gain (loss) on investments and futures contracts	43,765	1,629	928,917	(409,798)	1,850,739	1,411,716
Unrealized appreciation (depreciation) of investments and futures contracts	51,692	(1,863)	(6,837,197)	3,496,636	(28,761,251)	1,587,003
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,612,318	13,358,737	1,528,265	7,820,631	(7,110,173)	20,608,731
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	(5,622,687)	(13,426,365)	(7,408,865)	(4,707,232)	(19,789,048)	(18,599,999)
From capital gains	(19,529)	—	—	—	—	—
Total distributions	(5,642,216)	(13,426,365)	(7,408,865)	(4,707,232)	(19,789,048)	(18,599,999)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	71,534,535	155,572,427	96,093,813	21,007,091	66,355,543	54,103,838
Dividends reinvested	5,642,216	13,426,365	7,408,865	4,707,232	19,789,048	18,599,999
Cost of shares redeemed	(187,976,890)	(95,800,914)	(36,395,131)	(13,712,430)	(71,068,439)	(34,277,922)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	(110,800,139)	73,197,878	67,107,547	12,001,893	15,076,152	38,425,915
INCREASE (DECREASE) IN NET ASSETS	(110,830,037)	73,130,250	61,226,947	15,115,292	(11,823,069)	40,434,647
NET ASSETS, BEGINNING OF PERIOD	311,819,719	238,689,469	122,192,327	107,077,035	383,924,478	343,489,831
NET ASSETS, END OF PERIOD	$200,989,682	$311,819,719	$183,419,274	$122,192,327	$372,101,409	$383,924,478
OTHER INFORMATION:
Shares outstanding at the beginning of period	256,731,045	197,536,255	127,264,253	114,968,714	303,322,179	273,438,407
Shares sold	58,191,033	125,396,574	97,850,958	21,740,209	52,211,307	41,873,601
Shares issued as reinvestment of dividends	4,666,374	11,047,840	7,892,414	4,902,255	16,791,497	14,673,181
Shares redeemed	(153,244,549)	(77,249,624)	(37,530,037)	(14,346,925)	(56,327,975)	(26,663,010)
Net increase (decrease)	(90,387,142)	59,194,790	68,213,335	12,295,539	12,674,829	29,883,772
Shares outstanding at the end of period	166,343,903	256,731,045	195,477,588	127,264,253	315,997,008	303,322,179

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout each of the five years ended December 31, 2008 (or since the Fund's inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	Equity Index Fund					All America Fund
	Years Ended December 31,					Years Ended December 31,
	2008	2007	2006	2005	2004	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$2.41	$2.38	$2.14	$2.12	$1.95	$1.86	$2.00	$1.94	$2.05	$2.12
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.04	0.05	0.04	0.04	0.05	0.03	0.03	0.02	0.01	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.93)	0.07	0.30	0.06	0.17	(0.68)	0.06	0.28	0.06	0.15
Total From Investment Operations	(0.89)	0.12	0.34	0.10	0.22	(0.65)	0.09	0.30	0.07	0.17
Less: Dividend Distributions: From Net Investment Income	(0.03)	(0.05)	(0.04)	(0.03)	(0.04)	(0.02)	(0.03)	(0.03)	(0.01)	(0.02)
From Capital Gains	(0.01)	(0.04)	(0.06)	(0.05)	(0.01)	(0.04)	(0.20)	(0.21)	(0.17)	(0.22)
From Return of Capital	—	—	—	—	—	—	—	—	—	—
Total Distributions	(0.04)	(0.09)	(0.10)	(0.08)	(0.05)	(0.06)	(0.23)	(0.24)	(0.18)	(0.24)
Net Asset Value, End of Period	$1.48	$2.41	$2.38	$2.14	$2.12	$1.15	$1.86	$2.00	$1.94	$2.05
Total Return (%)(b)	(37.08)	5.22	15.59	4.81	10.69	(35.49)	4.27	15.74	3.71	8.23
Net Assets, End of Period ($ millions)	545	816	811	726	722	222	389	423	407	458
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	2.07	1.82	1.85	1.76	1.91	1.64	1.30	1.36	1.17	1.16
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.25	0.20	0.17	0.24	0.22	0.56	0.55	0.52	0.64	0.62
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.25	0.20	0.14	0.13	0.13	0.56	0.55	0.49	0.50	0.50
Portfolio Turnover Rate (%)(a)	4.70	4.66	4.91	9.36	4.87	31.03	29.24	33.84	48.00	53.03

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement in certain years (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  For the period July 1, 2005 (commencement of operations) through December 31, 2005.

(f)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(g)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

N/A = Not Applicable

The accompanying notes are an integral part of these financial statements.

	Small Cap Value Fund					Small Cap Growth Fund
	Year Ended December 31,					Year Ended December 31,
	2008	2007	2006	2005(e)		2008	2007	2006	2005(e)
Net Asset Value, Beginning of Period	$1.06	$1.24	$1.07	$1.00		$1.08	$1.19	$1.06	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.01	0.01	0.01	0.01		—	—	—	—
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.30)	(0.06)	0.18	0.07		(0.36)	0.05	0.16	0.06
Total From Investment Operations	(0.29)	(0.05)	0.19	0.08		(0.36)	0.05	0.16	0.06
Less: Dividend Distributions: From Net Investment Income	(0.01)	(0.01)	(0.01)	(0.01)		—	—	—	—
From Capital Gains	(0.00)	(0.12)	(0.01)	—		(0.02)	(0.16)	(0.03)	—
From Return of Capital	(0.01)	—	—	—		—	—	—	—
Total Distributions	(0.02)	(0.13)	(0.02)	(0.01)		(0.02)	(0.16)	(0.03)	—
Net Asset Value, End of Period	$0.75	$1.06	$1.24	$1.07		$0.70	$1.08	$1.19	$1.06
Total Return (%)(b)	(27.76)	(3.99)	17.68	7.61	(c)	(34.37)	4.68	15.14	5.49	(c)
Net Assets, End of Period ($ millions)	155	215	246	34		147	223	224	24
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.23	0.96	1.42	1.19	(d)	(0.16)	(0.26)	(0.20)	0.00	(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.92	0.89	0.81	0.96	(d)	0.92	0.89	0.83	0.95	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.92	0.89	0.80	0.84	(d)	0.92	0.89	0.81	0.83	(d)
Portfolio Turnover Rate (%)(a)	59.64	55.77	62.55	32.67	(c)	93.16	94.06	85.67	64.38	(c)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	Mid Cap Value Fund						Mid-Cap Equity Index Fund
	Years Ended December 31,						Years Ended December 31,
	2008		2007	2006	2005(e)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.20		$1.21	$1.06	$1.00		$1.51	$1.56	$1.53	$1.46	$1.30
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.02		0.02	0.01	0.01		0.02	0.03	0.02	0.02	0.01
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.41)		(0.01)	0.16	0.06		(0.56)	0.09	0.14	0.16	0.19
Total From Investment Operations	(0.39)		0.01	0.17	0.07		(0.54)	0.12	0.16	0.18	0.20
Less: Dividend Distributions: From Net Investment Income	(0.02	)(h)	(0.02)	(0.01)	(0.01)		(0.02)	(0.03)	(0.03)	(0.02)	(0.01)
From Capital Gains	—		—	(0.01)	—		(0.02)	(0.14)	(0.10)	(0.09)	(0.03)
Total Distributions	(0.02)		(0.02)	(0.02)	(0.01)		(0.04)	(0.17)	(0.13)	(0.11)	(0.04)
Net Asset Value, End of Period	$0.79		$1.20	$1.21	$1.06		$0.93	$1.51	$1.56	$1.53	$1.46
Total Return (%)(b)	(32.64)		0.88	15.93	6.91	(c)	(36.31)	7.74	10.10	12.50	16.28
Net Assets, End of Period ($ millions)	30		40	33	11		248	379	357	358	295
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.62		1.54	1.69	1.76	(d)	1.47	1.52	1.40	1.37	1.08
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.74		0.75	0.70	0.75	(d)	0.25	0.22	0.17	0.25	0.24
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.74		0.75	0.66	0.62	(d)	0.25	0.22	0.14	0.13	0.13
Portfolio Turnover Rate (%)(a)	33.80		27.24	30.41	14.39	(c)	22.66	20.53	16.02	18.65	15.73

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement in certain years (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  For the period July 1, 2005 (commencement of operations) through December 31, 2005.

(f)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(g)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

(h)  Includes less than $0.005 of tax-basis return of capital distributions.

N/A = Not Applicable

The accompanying notes are an integral part of these financial statements.

	International Fund			Composite Fund
	Year Ended December 31,	Period Ended December 31,		Years Ended December 31,
	2008	2007(g)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$0.95	$1.00		$1.60	$1.55	$1.43	$1.46	$1.40
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.02	0.02		0.04	0.05	0.05	0.04	0.04
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.40)	(0.05)		(0.40)	0.05	0.11	(0.03)	0.06
Total From Investment Operations	(0.38)	(0.03)		(0.36)	0.10	0.16	0.01	0.10
Less: Dividend Distributions: From Net Investment Income	(0.02)	(0.02)		(0.04)	(0.05)	(0.04)	(0.04)	(0.04)
From Capital Gains	(0.00)	—		—	—	—	—	—
Total Distributions	(0.02)	(0.02)		(0.04)	(0.05)	(0.04)	(0.04)	(0.04)
Net Asset Value, End of Period	$0.55	$0.95		$1.20	$1.60	$1.55	$1.43	$1.46
Total Return (%)(b)	(40.06)	(2.93	)(c)	(22.51)	6.69	10.80	0.96	6.34
Net Assets, End of Period ($ millions)	12	3		150	220	229	232	257
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	5.17	3.38	(c)	3.01	2.72	2.70	2.48	2.46
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.20	0.22	(d)	0.57	0.55	0.52	0.63	0.61
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.20	0.22	(d)	0.57	0.55	0.48	0.50	0.50
Portfolio Turnover Rate (%)(a)	0.00	—		37.98	24.95	26.77	93.84	94.56

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	Retirement Income Fund			2010 Retirement Fund			2015 Retirement Fund				2020 Retirement Fund
	Year Ended December 31,	Period Ended December 31,		Year Ended December 31,	Period Ended December 31,		Year Ended December 31,		Period Ended December 31,		Year Ended December 31,		Period Ended December 31,
	2008	2007(g)		2008	2007(g)		2008		2007(g)		2008		2007(g)
Net Asset Value, Beginning of Period	$0.96	$1.00		$0.94	$0.99		$0.92		$0.98		$0.91		$0.97
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.03	0.04		0.03	0.03		0.03		0.03		0.02		0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.13)	(0.04)		(0.20)	(0.03)		(0.22)		(0.04)		(0.25)		(0.04)
Total From Investment Operations	(0.10)	—		(0.17)	—		(0.19)		(0.01)		(0.23)		(0.02)
Less: Dividend Distributions: From Net Investment Income	(0.03)	(0.03)		(0.03)	(0.03)		(0.03	)(h)	(0.03)		(0.02	)(h)	(0.02)
From Capital Gains	(0.00)	(0.01)		(0.00)	(0.02)		(0.00)		(0.02)		(0.00)		(0.02)
Total Distributions	(0.03)	(0.04)		(0.03)	(0.05)		(0.03)		(0.05)		(0.02)		(0.04)
Net Asset Value, End of Period	$0.83	$0.96		$0.74	$0.94		$0.70		$0.92		$0.66		$0.91
Total Return (%)(b)	(9.61)	0.07	(c)	(17.45)	(0.68	)(c)	(21.01)		(1.18	)(c)	(24.81)		(1.54	)(c)
Net Assets, End of Period ($ millions)	4	1		8	2		20		5		21		5
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	5.42	6.12	(c)	5.36	5.28	(c)	4.65		5.39	(c)	4.73		5.29	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(f)	0.05	0.05	(d)	0.05	0.04	(d)	0.05		0.04	(d)	0.05		0.04	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(f)	0.05	0.05	(d)	0.05	0.04	(d)	0.05		0.04	(d)	0.05		0.04	(d)
Portfolio Turnover Rate (%)(a)	82.92	14.38	(c)	32.37	32.49	(c)	21.47		2.79	(c)	14.74		2.51	(c)

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement in certain years (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  For the period July 1, 2005 (commencement of operations) through December 31, 2005.

(f)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(g)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

(h)  Includes less than $0.005 of tax-basis return of capital distributions.

N/A = Not Applicable

The accompanying notes are an integral part of these financial statements.

	2025 Retirement Fund				2030 Retirement Fund				2035 Retirement Fund
	Year Ended December 31,		Period Ended December 31,		Year Ended December 31,		Period Ended December 31,		Year Ended December 31,		Period Ended December 31,
	2008		2007(g)		2008		2007(g)		2008		2007(g)
Net Asset Value, Beginning of Period	$0.92		$0.99		$0.92		$0.99		$0.92		$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.02		0.02		0.02		0.02		0.02		0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.28)		(0.04)		(0.30)		(0.04)		(0.32)		(0.05)
Total From Investment Operations	(0.26)		(0.02)		(0.28)		(0.02)		(0.30)		(0.03)
Less: Dividend Distributions: From Net Investment Income	(0.02	)(h)	(0.02)		(0.02	)(h)	(0.02)		(0.02	)(h)	(0.02)
From Capital Gains	(0.00)		(0.03)		(0.00)		(0.03)		(0.00)		(0.03)
Total Distributions	(0.02)		(0.05)		(0.02)		(0.05)		(0.02)		(0.05)
Net Asset Value, End of Period	$0.64		$0.92		$0.62		$0.92		$0.60		$0.92
Total Return (%)(b)	(28.32)		(1.95	)(c)	(29.95)		(2.22	)(c)	(32.53)		(2.54	)(c)
Net Assets, End of Period ($ millions)	15		2		12		2		9		2
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	5.06		4.48	(c)	4.61		4.82	(c)	4.21		3.76	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(f)	0.05		0.04	(d)	0.05		0.05	(d)	0.05		0.05	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(f)	0.05		0.04	(d)	0.05		0.05	(d)	0.05		0.05	(d)
Portfolio Turnover Rate (%)(a)	10.06		0.28	(c)	12.34		4.11	(c)	7.62		0.71	(c)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	2040 Retirement Fund				2045 Retirement Fund				Conservative Allocation Fund
	Year Ended December 31,		Period Ended December 31,		Year Ended December 31,		Period Ended December 31,		Years Ended December 31,
	2008		2007(g)		2008		2007(g)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$0.91		$0.99		$0.91		$0.99		$1.03	$1.02	$1.00	$1.02	$1.01
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.02		0.02		0.02		0.02		0.04	0.04	0.04	0.03	0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.32)		(0.05)		(0.32)		(0.05)		(0.14)	0.02	0.03	(0.01)	0.02
Total From Investment Operations	(0.30)		(0.03)		(0.30)		(0.03)		(0.10)	0.06	0.07	0.02	0.05
Less: Dividend Distributions: From Net Investment Income	(0.02	)(h)	(0.02)		(0.02	)(h)	(0.02)		(0.04)	(0.04)	(0.03)	(0.03)	(0.03)
From Capital Gains	(0.00)		(0.03)		(0.00)		(0.03)		(0.00)	(0.01)	(0.02)	(0.01)	(0.01)
Total Distributions	(0.02)		(0.05)		(0.02)		(0.05)		(0.04)	(0.05)	(0.05)	(0.04)	(0.04)
Net Asset Value, End of Period	$0.59		$0.91		$0.59		$0.91		$0.89	$1.03	$1.02	$1.00	$1.02
Total Return (%)(b)	(32.75)		(2.68	)(c)	(32.90)		(2.79	)(c)	(10.19)	6.43	6.96	2.30	4.72
Net Assets, End of Period ($ millions)	6		1		7		1		24	20	13	11	8
Ratio of Net Investment Income to (Loss) Average Net Assets (%)	4.20		3.93	(c)	4.49		4.17	(c)	4.04	4.48	4.11	3.39	4.51
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(f)	0.05		0.05	(d)	0.05		0.03	(d)	0.00	0.00	0.00	0.00	0.00
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(f)	0.05		0.05	(d)	0.05		0.03	(d)	0.00	0.00	0.00	0.00	0.00
Portfolio Turnover Rate (%)(a)	7.79		1.18	(c)	6.77		6.34	(c)	38.30	13.72	49.05	8.39	92.83

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement in certain years (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  For the period July 1, 2005 (commencement of operations) through December 31, 2005.

(f)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(g)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

(h)  Includes less than $0.005 of tax-basis return of capital distributions.

The accompanying notes are an integral part of these financial statements.

	Moderate Allocation Fund					Aggressive Allocation Fund
	Years Ended December 31,					Years Ended December 31,
	2008	2007	2006	2005	2004	2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$1.14	$1.14	$1.11	$1.11	$1.08	$1.24		$1.27		$1.22	$1.21	$1.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.03	0.04	0.03	0.03	0.03	0.02		0.03		0.03	0.02	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.25)	0.03	0.06	0.02	0.06	(0.37)		0.04		0.11	0.05	0.09
Total From Investment Operations	(0.22)	0.07	0.09	0.05	0.09	(0.35)		0.07		0.14	0.07	0.11
Less: Dividend Distributions: From Net Investment Income	(0.03)	(0.04)	(0.03)	(0.03)	(0.03)	(0.02	)(h)	(0.04	)(h)	(0.03)	(0.02)	(0.03)
From Capital Gains	(0.01)	(0.03)	(0.03)	(0.02)	(0.03)	(0.01)		(0.06)		(0.06)	(0.04)	(0.04)
Total Distributions	(0.04)	(0.07)	(0.06)	(0.05)	(0.06)	(0.03)		(0.10)		(0.09)	(0.06)	(0.07)
Net Asset Value, End of Period	$0.88	$1.14	$1.14	$1.11	$1.11	$0.86		$1.24		$1.27	$1.22	$1.21
Total Return (%)(b)	(19.85)	6.36	9.20	4.35	8.27	(28.20)		5.52		11.87	5.78	9.92
Net Assets, End of Period ($ millions)	90	102	76	56	37	81		101		73	48	30
Ratio of Net Investment Income to (Loss) Average Net Assets (%)	3.14	3.54	3.30	3.28	3.81	2.41		2.75		2.82	2.58	2.98
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(f)	0.00	0.00	0.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(f)	0.00	0.00	0.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00
Portfolio Turnover Rate (%)(a)	25.21	12.35	9.78	14.09	99.27	20.56		9.14		6.75	14.96	48.24

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	Money Market Fund					Mid-Term Bond Fund
	Years Ended December 31,					Years Ended December 31,
	2008	2007	2006	2005	2004	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.21	$1.21	$1.20	$1.19	$1.18	$0.96	$0.93	$0.92	$0.94	$0.96
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.03	0.05	0.05	0.04	0.02	0.04	0.04	0.03	0.03	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.00	—	—	—	—	(0.02)	0.03	0.01	(0.02)	(0.01)
Total From Investment Operations	0.03	0.05	0.05	0.04	0.02	0.02	0.07	0.04	0.01	0.01
Less: Dividend Distributions: From Net Investment Income	(0.03)	(0.05)	(0.04)	(0.03)	(0.01)	(0.04)	(0.04)	(0.03)	(0.03)	(0.03)
From Capital Gains	—	—	—	—	—	—	—	—	—	—
Total Distributions	(0.03)	(0.05)	(0.04)	(0.03)	(0.01)	(0.04)	(0.04)	(0.03)	(0.03)	(0.03)
Net Asset Value, End of Period	$1.21	$1.21	$1.21	$1.20	$1.19	$0.94	$0.96	$0.93	$0.92	$0.94
Total Return (%)(b)	2.34	5.03	4.89	2.97	1.10	1.84	7.22	4.22	0.77	2.26
Net Assets, End of Period ($ millions)	201	312	239	130	78	183	122	107	71	73
Ratio of Net Investment Income to Average Net Assets (%)	2.38	4.89	4.83	3.05	1.12	4.27	4.28	3.88	3.30	3.25
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.32	0.28	0.24	0.38	0.38	0.55	0.56	0.50	0.66	0.65
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.32	0.28	0.22	0.25	0.25	0.55	0.56	0.47	0.50	0.50
Portfolio Turnover Rate (%)(a)	N/A	N/A	N/A	N/A	N/A	34.95	26.78	30.91	21.99	27.23

(a)  Portfolio turnover rate excludes all short-term securities.

(b)  Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement in certain years (Note 2).

(c)  Not annualized.

(d)  Annualized.

(e)  For the period July 1, 2005 (commencement of operations) through December 31, 2005.

(f)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(g)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

N/A = Not Applicable

The accompanying notes are an integral part of these financial statements.

	Bond Fund
	Years Ended December 31,
	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.27	$1.26	$1.26	$1.29	$1.29
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.07	0.06	0.06	0.06	0.06
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.09)	0.01	—	(0.03)	—
Total From Investment Operations	(0.02)	0.07	0.06	0.03	0.06
Less: Dividend Distributions: From Net Investment Income	(0.07)	(0.06)	(0.06)	(0.06)	(0.06)
From Capital Gains	—	—	—	—	—
Total Distributions	(0.07)	(0.06)	(0.06)	(0.06)	(0.06)
Net Asset Value, End of Period	$1.18	$1.27	$1.26	$1.26	$1.29
Total Return (%)(b)	(1.75)	5.90	4.79	1.79	4.61
Net Assets, End of Period ($ millions)	372	384	343	369	369
Ratio of Net Investment Income to Average Net Assets (%)	5.05	4.95	4.84	4.30	4.44
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.56	0.53	0.50	0.61	0.59
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.56	0.53	0.47	0.50	0.50
Portfolio Turnover Rate (%)(a)	23.76	17.56	19.03	23.27	35.12

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Investment Corporation (the "Investment Company") is a diversified, open-end management investment company — a type of company commonly known as a "mutual fund". It is registered as such under the Investment Company Act of 1940 (the "Investment Company Act"). The Investment Company was formed on February 21, 1986 as a Maryland corporation and principally offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company ("Mutual of America Life") and its affiliates. As a "series" type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Fund of investments. At December 31, 2008, there were 23 Funds: Equity Index Fund, All America Fund, Small Cap Value Fund, Small Cap Growth Fund, Mid Cap Value Fund, Mid-Cap Equity Index Fund, International Fund, Composite Fund, Money Market Fund, Mid-Term Bond Fund, Bond Fund; Retirement Income Fund, 2010 Retirement Fund, 2015 Retirement Fund, 2020 Retirement Fund, 2025 Retirement Fund, 2030 Retirement Fund, 2035 Retirement Fund, 2040 Retirement Fund and 2045 Retirement Fund (collectively, "Retirement Funds"); a Conservative Allocation Fund, a Moderate Allocation Fund and an Aggressive Allocation Fund (collectively "Allocation Funds"). The International Fund and the Retirement Funds began operations on November 5, 2007. The Small Cap Value Fund, Small Cap Growth Fund and the Mid Cap Value Fund began operations on July 1, 2005.

Investment Company shares are issued to Mutual of America Life, and on a limited basis, to Wilton Reassurance Life Company of New York (formerly The American Life Insurance Company of New York), for allocation to their Separate Accounts as a funding medium for variable accumulation annuity contracts and variable life insurance policies. In addition, shares of selected equity and fixed income funds of the Investment Company are directly issued to one or more of the Investment Company's Allocation Funds.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with U.S. generally accepted accounting principles:

Fair Value — Effective January 1, 2008, the Investment Company adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 establishes a single definition of fair value, institutes a framework for measuring fair value and expands disclosures about fair value measurements. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. SFAS 157 establishes a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•  Level 1 — quoted prices in active markets for identical securities.

•  Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of December 31, 2008, management determined that the fair value inputs for all equity securities, including shares of registered investment companies, were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. However, certain Rule 144A securities not actively traded were considered Level 3. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The following is a summary of the inputs used to value the Funds' net assets as of December 31, 2008, by SFAS 157 valuation hierarchy:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Market Value:
Equity Index Fund	$515,040,073	$29,264,154	—	$544,304,227
All America Fund	$209,905,213	$11,005,584	$695,347	$221,606,144
Small Cap Value Fund	$143,283,334	$7,719,621	$3,989,652	$154,992,607
Small Cap Growth Fund	$143,791,492	$5,799,395	—	$149,590,887
Mid Cap Value Fund	$28,304,261	$1,499,842	—	$29,804,103
Mid-Cap Equity Index Fund	$218,695,597	$26,402,786	—	$245,098,383
International Fund	$11,828,829	—	—	$11,828,829
Composite Fund	$86,205,106	$63,040,475	—	$149,245,581
Retirement Income Fund	$3,516,933	—	—	$3,516,933
2010 Retirement Fund	$8,274,705	—	—	$8,274,705
2015 Retirement Fund	$20,017,092	—	—	$20,017,092
2020 Retirement Fund	$20,685,744	—	—	$20,685,744
2025 Retirement Fund	$14,822,394	—	—	$14,822,394
2030 Retirement Fund	$11,661,423	—	—	$11,661,423
2035 Retirement Fund	$8,780,940	—	—	$8,780,940
2040 Retirement Fund	$6,200,702	—	—	$6,200,702
2045 Retirement Fund	$6,858,194	—	—	$6,858,194
Conservative Allocation Fund	$23,604,668	—	—	$23,604,668
Moderate Allocation Fund	$89,505,262	—	—	$89,505,262
Aggressive Allocation Fund	$81,248,122	—	—	$81,248,122
Money Market Fund	—	$200,986,624	—	$200,986,624
Mid-Term Bond Fund	—	$181,100,980	—	$181,100,980
Bond Fund	—	$368,062,643	—	$368,062,643
Other Financial Instruments:*
Equity Index Fund	$(9,213)	—	—	$(9,213)
All America Fund	$(21,200)	—	—	$(21,200)
Mid-Cap Equity Index Fund	$495,125	—	—	$495,125

*  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

	Fair Value Measurement Using Signficant Unobservable Inputs (Level 3) for the Year Ended December 31, 2008
	Balance December 31, 2007	Purchases/ (Sales)	Unrealized Gains (Losses)(a)	Transfer In/(Out) of Level 3	Balance December 31, 2008
All America Fund	$1,473,487		$(599,139)	$(179,001)	$695,347
Small Cap Value Fund	$6,658,540	$170,630	$(2,839,518)		$3,989,652

(a) Unrealized gains and losses on Level 3 securities are included in Net Unrealized Appreciation (Depreciation) of Investments in the Statements of Operations

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the market on which the security is principally traded but before the funds calculate their net asset value, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of stock are based on the identified cost basis of the security, determined on the first-in, first-out ("FIFO") basis.

Equity-type funds with an indexed portfolio component may, in order to remain more fully invested in the equity markets while minimizing transaction costs, purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction.) During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period the contract was outstanding. The "Underlying Face Amount at Value" (appearing in the "Summary Portfolio of Investments in Securities") representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities.

Each of the Retirement Funds invests in equity (stock) funds and fixed income (bond) funds and targets different percentages to these asset classes. The targets reflect varying emphases on achieving capital appreciation and gains versus preserving capital and producing income, depending on the specific Fund's time horizon.

The Retirement Funds invest in the following underlying funds of the Investment Company in accordance with the percentage allocations noted:

	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Growth Fund	Small Cap Value Fund	International Fund	Bond Fund	Mid-Term Bond Fund	Money Market Fund
Retirement Income Fund	20%	5%	—	—	—	30%	30%	15%
2010 Retirement Fund	25%	15%	—	—	5%	25%	20%	10%
2015 Retirement Fund	30%	12%	3%	3%	7%	25%	11%	9%
2020 Retirement Fund	35%	12%	4%	4%	10%	24%	11%	—
2025 Retirement Fund	40%	15%	5%	5%	10%	20%	5%	—
2030 Retirement Fund	40%	18%	6%	6%	10%	20%	—	—
2035 Retirement Fund	40%	21%	7%	7%	13%	12%	—	—
2040 Retirement Fund	35%	24%	8%	8%	14%	11%	—	—
2045 Retirement Fund	35%	20%	10%	10%	15%	10%	—	—

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Generally, rebalancing of the Retirement Funds' holdings are performed on a quarterly or other periodic basis and the mix of underlying Funds is reviewed annually.

The Allocation Funds invest in the following underlying Funds of the Investment Company in accordance with the percentage allocations noted:

Conservative Allocation:	Equity Index (25%), Bond (30%),

Mid-Term Bond (45%).

Moderate Allocation:	Equity Index (35%), Bond (30%),

Mid-Term Bond (20%), Mid-Cap Equity Index (15%).

Aggressive Allocation:	Equity Index (45%), Bond (25%),

Mid-Cap Equity Index (20%), Small Cap Value (5%), Small Cap Growth (5%).

Generally, rebalancing of the Allocation Funds' holdings are performed on a monthly basis.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded daily on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

Distributions to Shareholders ("Dividends") — Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company's policy to make distributions of its net investment income twice a year and, on an annual basis, to distribute net realized gains, if any, in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Accordingly, periodic reclassifications (which do not impact the funds' net asset values) are made within the funds' capital accounts to reflect income and gains available for distribution under Federal income tax regulations.

Federal Income Taxes — Each Fund in the Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income or excise tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), requires the evaluation of tax positions taken in the course of preparing a fund's tax return to determine whether it is "more-likely-than-not" that tax positions taken in the fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in management's judgment, will not be fully realized.

As of December 31, 2008, management has evaluated the implications of FIN 48 and has concluded that it does not materially impact any of the Funds' financial statements. Tax returns for the years ended December 31, 2005 through 2008 for each Fund of the Investment Company remain subject to examination by the Internal Revenue Service and state tax authorities.

At December 31, 2008, the Funds had the following capital loss carryforwards to offset net capital gains, to the extent provided by Federal income tax regulations, which if unused expire on the dates noted. In addition, the Equity Index, All America, Small-Cap Value, Small-Cap Growth, Mid-Cap Equity Index, Composite, Aggressive Allocation, and Mid-Term Bond generated post-October 2008 net capital losses of $2,641,778, $6,618,769, $3,844,174, $15,247,075, $1,013,914, $2,422,095, $66,120, and $3,264 respectively, which if unused will expire on December 31, 2017.

Expiring on December 31,	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
2009	$0	$0	$0	$0	$0
2010	0	0	0	0	0
2011	0	0	0	0	0
2012	0	0	0	0	0
2013	0	0	0	0	0
2014	0	0	0	0	0
2015	0	0	0	0	(129,927)
2016	(15,755,157)	(8,802,799)	(24,355,943)	(15,945,123)	(824,121)
Total	$(15,755,157)	$(8,802,799)	$(24,355,943)	$(15,945,123)	$(954,048)

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Expiring on December 31,	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
2009	$0	$0	$0	$0	$0
2010	0	0	(9,970,637)	0	0
2011	0	0	(20,417,938)	0	0
2012	0	0	0	0	0
2013	0	0	0	0	0
2014	0	0	0	0	0
2015	0	0	0	0	0
2016	0	0	(6,800,156)	(5,165)	0
Total	$0	$0	$(37,188,731)	$(5,165)	$0
Expiring on December 31,	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
2009	$0	$0	$0	$0	$0
2010	0	0	0	0	0
2011	0	0	0	0	0
2012	0	0	0	0	0
2013	0	0	0	0	0
2014	0	0	0	0	0
2015	0	0	0	0	0
2016	0	0	0	0	0
Total	$0	$0	$0	$0	$0
Expiring on December 31,	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
2009	$0	$0	$0	$0	$0
2010	0	0	0	0	0
2011	0	0	0	0	0
2012	0	0	0	0	0
2013	0	0	0	0	0
2014	0	0	0	0	0
2015	0	0	0	0	0
2016	0	0	0	0	0
Total	$0	$0	$0	$0	$0

Expiring on December 31,	Money Market Fund	Mid-Term Bond Fund	Bond Fund
2009	$0	$0	$0
2010	0	0	0
2011	0	0	(19,938,423)
2012	0	0	(171,798)
2013	0	0	(439,879)
2014	0	(310,818)	(3,306,785)
2015	0	(409,798)	0
2016	0	0	0
Total	$0	$(720,616)	$(23,856,885)

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

2.  EXPENSES

The Investment Company has an Investment Advisory Agreement with Mutual of America Capital Management Corporation ("the Adviser"), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee, calculated as a daily charge, at the annual rate of .05% of the value of the net assets of the Retirement Funds, .075% of the value of the net assets of the Equity Index Fund, the Mid-Cap Equity Index Fund and the International Fund, .15% of the value of the net assets of the Money Market Fund, .40% of the value of the net assets of the All America Fund, Composite Fund, Mid-Term Bond Fund and Bond Fund, .55% of the value of the net assets of the Mid Cap Value Fund and .75% of the value of the net assets of the Small Cap Value Fund and Small Cap Growth Fund. The Adviser does not assess a fee for investment management to the Allocation Funds. However, shareholders in the Allocation Funds (and the Retirement Funds) will indirectly bear their pro-rata share of the investment management fees incurred by the underlying Funds in which they invest.

Prior to May 1, 2006, the Adviser's investment management fee was .125% of the value of the net assets of the Equity Index Fund and the Mid-Cap Equity Index Fund, .25% of the value of the net assets of the Money Market Fund, .50% of the value of the net assets of the All America Fund, Composite Fund, Mid-Term Bond Fund and Bond Fund, .65% of the value of the net assets of the Mid Cap Value Fund and .85% of the value of the net assets of the Small Cap Value Fund and Small Cap Growth Fund.

Through April 30, 2006, the Adviser contractually limited the expenses of each Fund, other than for brokers commissions and other fees relating to portfolio transactions, to the amount of the advisory fee paid by the Funds to the Adviser. Effective May 1, 2006, the Adviser terminated its expense limitation policy and each Fund is charged with the full amount of its expenses. Investment company-wide expenses are allocated to each Fund based on its proportional share of net assets or equally, as appropriate.

Under a Sub-Advisory Agreement for the All America Fund, through July 27, 2005 the Adviser delegated investment advisory responsibilities to a subadviser responsible for providing management services for a portion of the Funds assets. The Adviser (not the Fund) was responsible for compensation payable under such Sub-Advisory Agreement.

3.  INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term securities and futures contracts, for the year ended December 31, 2008 were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth	Mid Cap Value Fund
Cost of investment purchases	$64,304,896	$92,029,113	$112,538,618	$168,734,766	$16,348,166
Proceeds from sales of investments	$31,326,684	$121,951,898	$104,823,806	$165,345,548	$11,482,987
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Cost of investment purchases	$68,267,798	$13,681,878	$68,227,844	$4,929,956	$9,703,675
Proceeds from sales of investments	$72,288,531	$—	$82,626,960	$1,989,182	$1,694,638
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Cost of investment purchases	$21,726,705	$22,739,257	$17,335,397	$13,388,075	$9,992,548
Proceeds from sales of investments	$2,961,112	$2,023,142	$849,527	$860,737	$394,926
	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Cost of investment purchases	$7,278,208	$8,185,283	$16,265,909	$36,891,481	$33,176,456
Proceeds from sales of investments	$278,714	$246,397	$8,867,928	$24,695,496	$19,430,503

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

3.  INVESTMENTS (CONTINUED)

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Cost of investment purchases	$—	$124,422,928	$112,871,728
Proceeds from sales of investments	$—	$58,460,901	$90,511,045

The cost of short-term security purchases for the Money Market Fund for the year ended December 31, 2008, was $2,721,294,894; net proceeds from sales for the year were $2,838,483,626.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at December 31, 2008 for each of the funds were as follows. Differences with amounts reflected in the Statements of Assets and Liabilities arise principally from wash sales and the treatment of distributions from Real Estate Investment Trusts (REITs).

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth	Mid Cap Value Fund
Unrealized Appreciation	$77,630,933	$16,155,056	$6,808,157	$6,762,867	$449,951
Unrealized Depreciation	(190,801,132)	(84,931,327)	(53,302,796)	(35,282,416)	(11,380,363)
Net	$(113,170,199)	$(68,776,271)	$(46,494,639)	$(28,519,549)	$(10,930,412)
Tax Cost of Investments	$657,474,428	$290,382,414	$201,487,246	$178,110,436	$40,734,515
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Unrealized Appreciation	$13,364,583	$0	$4,398,899	$0	$0
Unrealized Depreciation	(103,027,891)	(4,392,369)	(30,851,940)	(439,857)	(1,583,060)
Net	$(89,663,308)	$(4,392,369)	$(26,453,041)	$(439,857)	$(1,583,060)
Tax Cost of Investments	$334,761,691	$16,221,198	$175,698,622	$3,956,790	$9,857,765
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Unrealized Appreciation	$0	$0	$0	$0	$0
Unrealized Depreciation	(4,494,429)	(5,268,430)	(3,707,761)	(3,228,941)	(2,540,113)
Net	$(4,494,429)	$(5,268,430)	$(3,707,761)	$(3,228,941)	$(2,540,113)
Tax Cost of Investments	$24,511,521	$25,954,174	$18,530,155	$14,890,364	$(11,321,053)
	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Unrealized Appreciation	$0	$0	$0	$0	$0
Unrealized Depreciation	(1,817,009)	(1,816,548)	(3,603,606)	(23,676,178)	(32,729,667)
Net	$(1,817,009)	$(1,816,548)	$(3,603,606)	$(23,676,178)	$(32,729,667)
Tax Cost of Investments	$8,017,711	$8,674,742	$27,208,274	$113,181,440	$113,977,789

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Unrealized Appreciation	$49,812	$5,802,337	$6,634,058
Unrealized Depreciation	(324)	(10,312,968)	(36,694,098)
Net	$49,488	$(4,510,631)	$(30,060,040)
Tax Cost of Investments	$200,937,136	$185,611,611	$398,122,683

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

3.  INVESTMENTS (CONTINUED)

New Accounting Pronouncement — In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133 ("SFAS 161"), which is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires entities that utilize derivative instruments to provide qualitative disclosures about their objectives and strategies for using such instruments, as well as any details of credit-risk-related contingent features contained within derivatives. SFAS 161 also requires entities to disclose additional information about the amounts and location of derivatives located within the financial statements and the impact that hedges have on an entity's financial position, financial performance, and cash flows. Management is currently evaluating the impact of SFAS 161 on the disclosures about its use of derivatives.

4.  CAPITAL SHARE ACTIVITY

The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. As of December 31, 2008, shares authorized were allocated into the 23 series of Funds as follows:

Authorized No. of Shares
Equity Index Fund	500,000,000
All America Fund	400,000,000
Small Cap Value Fund	450,000,000
Small Cap Growth Fund	450,000,000
Mid Cap Value Fund	100,000,000
Mid-Cap Equity Index Fund	400,000,000
International Fund	30,000,000
Composite Fund	300,000,000
Retirement Income Fund	20,000,000
2010 Retirement Fund	20,000,000
2015 Retirement Fund	35,000,000
2020 Retirement Fund	35,000,000
2025 Retirement Fund	20,000,000
2030 Retirement Fund	20,000,000
2035 Retirement Fund	20,000,000
2040 Retirement Fund	20,000,000
2045 Retirement Fund	20,000,000
Conservative Allocation Fund	100,000,000
Moderate Allocation Fund	100,000,000
Aggressive Allocation Fund	100,000,000
Money Market Fund	350,000,000
Mid-Term Bond Fund	350,000,000
Bond Fund	450,000,000
Sub-Total	4,290,000,000
Shares to be allocated at the discretion of the Board of Directors	710,000,000
Total	5,000,000,000

5.  DIVIDENDS

On December 31, 2008, dividend distributions were declared and paid for each of the funds from net investment income and, as applicable, from net realized gains on investment transactions. Additionally, remaining required distributions relating to 2007 were made in accordance with Internal Revenue Code Section 855(a) and paid on

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

5.  DIVIDENDS (CONTINUED)

August 27, 2008. Pursuant to shareholders' instructions, substantially all dividend distributions throughout 2008 and 2007 were immediately reinvested into their respective funds. The tax character of the distributions paid during 2008 and 2007 were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth	Mid Cap Value Fund
Ordinary Income (a)
2008	$12,175,938	$4,037,987	$2,021,942	$0	$586,336
2007	$15,219,165	$9,031,238	$17,063,247	$5,933,626	$620,328
Long-Term Capital Gains (b)
2008	$2,030,456	$7,817,028	$69,793	$3,537,395	$0
2007	$13,364,681	$34,578,995	$5,744,136	$22,891,229	$70,677
Return of Capital
2008	$0	$0	$1,845,074	$0	$82,817
2007	$0	$0	$0	$0	$0
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Fund	2010 Retirement Fund
Ordinary Income (a)
2008	$4,707,574	$377,915	$5,645,651	$129,167	$281,959
2007	$6,578,431	$48,458	$6,351,470	$35,280	$54,127
Long-Term Capital Gains (b)
2008	$6,672,527	$0	$0	$0	$27,872
2007	$31,848,375	$680	$0	$6,524	$24,745
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Ordinary Income (a)
2008	$641,889	$658,512	$423,664	$318,583	$216,139
2007	$168,241	$143,704	$52,533	$59,297	$40,312
Long-Term Capital Gains (b)
2008	$65,864	$74,362	$64,571	$61,481	$52,057
2007	$90,677	$92,440	$44,175	$57,946	$47,375
Return of Capital
2008	$13,675	$6,181	$8,300	$10,334	$9,442
2007	$29	$357	$64	$0	$63
	2040 Retirement Fund	2045 Retirement Equity Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Ordinary Income (a)
2008	$149,036	$161,860	$932,425	$3,065,729	$2,280,138
2007	$23,732	$17,854	$741,026	$3,257,935	$3,038,713
Long-Term Capital Gains (b)
2008	$40,620	$39,541	$125,781	$579,965	$278,806
2007	$29,830	$21,325	$196,229	$3,001,093	$3,957,312
Return of Capital
2008	$6,215	$5,529	$0	$0	$307,259
2007	$169	$0	$0	$0	$354,200

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

5.  DIVIDENDS (CONTINUED)

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Ordinary Income (a)
2008	$5,642,216	$7,408,865	$19,789,048
2007	$13,426,365	$4,707,232	$18,599,999
Long-Term Capital Gains (b)
2008	$0	$0	$0
2007	$0	$0	$0

Notes:

(a)  Includes distributions from Fund-level net short-term capital gains.

(b)  To the extent reported, each Fund designates these amounts as capital gain dividends for Federal income tax purposes.

Undistributed net income and gains (losses) — As of December 31, 2008, undistributed net income and undistributed accumulated gain (loss) on a tax basis were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Accumulated undistributed net investment income	$1,927,435	$4,552,236	$0	$0	$0
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$(18,396,935)	$(15,421,565)	$(28,200,118)	$(31,192,197)	$(954,048)
Net unrealized appreciation (depreciation) of investments and futures contracts	$(113,170,209)	$(68,776,270)	$(46,494,639)	$(28,519,549)	$(10,930,411)
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Accumulated undistributed net investment income	$536,961	$3,787	$4,490,475	$3,557	$9,743
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$(536,783)	$0	$(39,610,826)	$(5,165)	$0
Net unrealized appreciation (depreciation) of investments and futures contracts	$(89,663,308)	$(4,392,369)	$(26,453,041)	$(439,856)	$(1,583,062)
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Accumulated undistributed net investment income	$0	$0	$0	$0	$0
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$0	$0	$0	$0	$0
Net unrealized appreciation (depreciation) of investments and futures contracts	$(4,494,429)	$(5,268,430)	$(3,707,762)	$(3,228,940)	$(2,540,113)

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

5.  DIVIDENDS (CONTINUED)

	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Accumulated undistributed net investment income	$0	$0	$1,633	$7,603	$0
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$0	$0	$0	$0	$(66,120)
Net unrealized appreciation (depreciation) of investments and futures contracts	$(1,817,009)	$(1,816,548)	$(3,603,607)	$(23,676,177)	$(32,729,666)

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Accumulated undistributed net investment income	$103,451	$98,008	$203,066
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$0	$(723,880)	$(23,856,885)
Net unrealized appreciation (depreciation) of investments and futures contracts	$49,488	$(4,510,631)	$(30,060,040)

The difference between the components of distributable earnings on a tax basis and the amounts reflected in the statements of changes in net assets are primarily due to wash sales, post-October losses and the Federal income tax treatment of futures contracts.

Reclassifications — Periodically, the Funds may reclassify book to tax differences as a result of the differences arising from the accounting for REIT securities, non-deductible net operating loss, return of capital distributions and Fund distributions for Federal income tax purposes versus financial reporting purposes. Each Fund's net assets are not affected by these reclassifications.

During the year ended December 31, 2008, each Fund reclassified the following book to tax differences increases (decreases):

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Accumulated undistributed net investment income	$(171,768)	$(467,760)	$1,597,022	$286,873	$1,348
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$171,768	$467,875	$248,368	$50,496	$81,469
Paid in capital	$0	$(115)	$(1,845,390)	$(337,369)	$(82,817)
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Accumulated undistributed net investment income	$(443,527)	$(673)	$(13,503)	$(1,512)	$1,186
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$443,527	$673	$13,503	$1,512	$(1,186)
Paid in capital	$0	$0	$0	$0	$0
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Accumulated undistributed net investment income	$(2,709)	$(1,269)	$(1,330)	$(1,415)	$(1,288)
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$16,384	$7,450	$9,630	$11,749	$10,730
Paid in capital	$(13,675)	$(6,181)	$(8,300)	$(10,334)	$(9,442)

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Continued)

5.  DIVIDENDS (CONTINUED)

	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Accumulated undistributed net investment income	$(1,162)	$(852)	$(7,123)	$(48,186)	$(55,834)
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$7,377	$6,381	$7,123	$48,186	$363,093
Paid in capital	$(6,215)	$(5,529)	$0	$0	$(307,259)

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Accumulated undistributed net investment income	$0	$0	$0
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$0	$0	$0
Paid in capital	$0	$0	$0

These reclassifications were made as a result of the differences arising from the disallowance of net operating losses, expiration of capital loss carryforwards, distributions from REITs, distribution reclassifications and other cumulative adjustments for Federal income tax purposes versus financial reporting purposes.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Directors
of Mutual of America Investment Corporation:

We have audited the accompanying statements of assets and liabilities of Mutual of America Investment Corporation (comprising of: Equity Index Fund, All America Fund, Small Cap Value Fund, Small Cap Growth Fund, Mid Cap Value Fund, Mid-Cap Equity Index Fund, International Fund, Composite Fund, Retirement Income Fund, 2010 Retirement Fund, 2015 Retirement Fund, 2020 Retirement Fund, 2025 Retirement Fund, 2030 Retirement Fund, 2035 Retirement Fund, 2040 Retirement Fund, 2045 Retirement Fund, Conservative Allocation Fund, Moderate Allocation Fund, Aggressive Allocation Fund, Money Market Fund, Mid-Term Bond Fund and Bond Fund, (collectively, the "Funds")), including the portfolios of investments in securities for the Conservative Allocation Fund, Moderate Allocation Fund, Aggressive Allocation Fund, Money Market Fund, International Fund, Retirement Income Fund, 2010 Retirement Fund, 2015 Retirement Fund, 2020 Retirement Fund, 2025 Retirement Fund, 2030 Retirement Fund, 2035 Retirement Fund, 2040 Retirement Fund and 2045 Retirement Fund, and the summary portfolios of investments in securities for each of the remaining Funds as of December 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or period in the two-year period then ended, and the financial highlights for each of the years or period in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of Mutual of America Investment Corporation as of December 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the years or period in the two-year period then ended, and the financial highlights for each of the years or period in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

February 27, 2009

MUTUAL OF AMERICA INVESTMENT CORPORATION

Directors and Officers — unaudited

The tables below show information about the Directors and officers of the Investment Company. The address of each Director and officer is c/o Mutual of America Investment Corporation, 320 Park Avenue, New York, New York 10022. The Investment Company does not hold annual meetings of shareholders, and each Director has been elected by shareholders to serve until a successor is duly elected at a meeting of shareholders called for the purpose of electing directors. Each officer of the Investment Company has been elected by the Board of Directors to serve until a successor is duly elected. The Independent Directors do not serve as directors of any other fund that is affiliated with the Adviser or Mutual of America with the sole exception of Patrick J. Waide, Jr., who serves on the boards of Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc. The Interested Directors and officers of the Investment Company do not receive compensation from the Investment Company for their service.

The Investment Company's Statement of Additional Information ("SAI"), filed with the Securities and Exchange Commission, contains additional information about the Investment Company's Directors and Officers. A copy of the latest SAI can be obtained, without charge, by writing to Mutual of America Investment Corporation at 320 Park Avenue, New York, NY 10022-6839 or by calling 1-800-468-3785 or through the following websites: http://www.mutualofamerica.com or http://www.sec.gov.

Independent Directors

Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
Kevin M. Kearney age 57	since May 2008	Partner, Wingate, Kearney & Cullen (law firm)	Concern Worldwide, USA

George Mertz age 80	since 1989	Retired, since September 1994	None

Howard J. Nolan age 72	since 1989	President & CEO, United Way of San Antonio & Bexar County	None

Margaret M. Smyth age 45	since December 2007	Vice President, Controller, United Technologies Corporation; Vice President and Chief Accounting Officer, 3M Company; prior thereto, Managing Partner, Deloitte & Touche, 2002-2005	Trustee, Concern Worldwide (U.S.) Inc.; Fordham University Trustee Fellow; Executive Board Member, Financial Executives International Committee on Financial Reporting

Patrick J. Waide, Jr. age 71	since 2003		John Simon Guggenheim Memorial Foundation; National Catholic Reporter; Mutual of America Institutional Funds, Inc.

Independent Directors

Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
Manfred Altstadt Chairman of the Board, President and Chief Executive Officer, age 59	since 1992	Senior Executive Vice President and Chief Operating Officer, Mutual of America, and Mutual of America Holding Company, Inc. since 11/07, prior thereto, Senior Executive Vice President and Chief Financial Officer; Chairman of the Board, President and Chief Executive Officer, Mutual of America Investment Corporation; Chairman and Chief Executive Officer, Mutual of America Capital Management Corporation	Mutual of America; Mutual of America Securities Corporation; Mutual of America Holding Company, Inc, Mutual of America Capital Management Corporation; Calvary Hospital; Calvary Fund; Calvary Holding Company; Army War College Foundation; Hazelden New York; Leader to Leader Institute

Mr. Altstadt is an "interested person" as an officer of the Adviser and of affiliates of the Adviser.

Officers

Name, Position and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
Patrick A. Burns Senior Executive Vice President and General Counsel, age 62	since 1986	Senior Executive Vice President and General Counsel, Mutual of America, Mutual of America Capital Management Corporation, Mutual of America Securities Corporation, and Mutual of America Institutional Funds, Inc; Chairman, President and Chief Executive Officer, Mutual of America Holding Company, Inc.	Mutual of America; Mutual of America Holding Company, Inc.; Irish American Legal and Education Research Foundation

John R. Greed Senior Executive Vice President, Chief Financial Officer and Treasurer, age 48	since 1997	Senior Executive Vice President and Chief Financial Officer, Mutual of America and Mutual of America Holding Company, Inc. since December 2007; prior thereto, Senior Executive Vice President and Treasurer; Senior Executive Vice President, Chief Financial Officer and Treasurer, Mutual of America Investment Corporation and Mutual of America Capital Management Corporation; Chairman of the Board, President and Chief Executive Officer, Mutual of America Institutional Funds, Inc.	Mutual of America Holding Company, Inc. Mutual of America Institutional Funds, Inc.

Thomas L. Martin Executive Vice President and Secretary, age 59	since 2003	Executive Vice President and Deputy General Counsel, Mutual of America since November 2008; prior thereto, Senior Vice President and Associate General Counsel	None

MUTUAL OF AMERICA INVESTMENT CORPORATION
ADDITIONAL INFORMATION

Quarterly Portfolio Schedules

Included in this Annual Report are summary schedules of Mutual of America Investment Corporation's ("Investment Company") Fund portfolio holdings as of December 31, 2008. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A copy of the Investment Company's proxy voting policies and procedures can be obtained free of charge by calling 1-800-468-3785. It is also available on the SEC's website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008 is available without charge by calling 1-800-468-3785. It is also available on the SEC website.

Annual Shareholder Meeting

On May 5, 2008, the Investment Company held an Annual Shareholder Meeting for the purpose of electing the full Board of Directors. All 2,277,470,933 of the outstanding shares were cast for the vote. The number and percentage of votes cast for each Board member were as follows:

Name	Number of Shares Voted For	Percentage of Shares Voted For	Number of Shares Abstained	Percentage of Shares Abstained
Manfred Altstadt	2,225,824,070	97.73%	51,646,864	2.27%
Kevin M. Kearney	2,225,674,539	97.73%	51,796,394	2.27%
George T. Mertz	2,224,062,261	97.65%	53,408,673	2.35%
Howard J. Nolan	2,224,185,610	97.66%	53,285,323	2.34%
Margaret M. Smyth	2,227,212,602	97.79%	50,258,331	2.21%
Patrick J. Waide, Jr.	2,225,867,260	97.73%	51,503,674	2.27%

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1568 or write to:

Ms. Kathryn Lu
Chief Compliance Officer
Mutual of America Institutional Funds, Inc.
320 Park Avenue
New York, NY 10022-6839

Supplemental Dividend Information — Unaudited

Dividends from the Money Market Fund, Mid-Term Bond Fund and Bond Fund do not qualify for the corporate dividends received deduction. The following are the percentages of the ordinary dividends distributed in 2008 by the other Investment Corporation Funds that qualify for the corporate dividends received deduction:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid-Cap Equity Index Fund
Ordinary dividend qualifying percentage	100%	88.5%	100%	0%	90.3%
	Mid Cap Value Fund	International	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Ordinary dividend qualifying percentage	100%	0%	30%	12.8%	21.1%
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Ordinary dividend qualifying percentage	27.6%	32.3%	42.3%	47.1%	55.3%
	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Ordinary dividend qualifying percentage	54.9%	55.6%	14.4%	30%	51.8%

The following amounts of 2008 long-term capital gains dividends have been designated as qualifying for the 15% reduced rate on long-term capital gains.

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid-Cap Value Fund
Dividends qualifying for reduced long-term capital gains tax rate	$2,030,456	$7,817,028	$69,793	$3,537,395	$0
	Mid Cap Equity Index	International	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Dividends qualifying for reduced long-term capital gains tax rate	$6,672,527	$0	$0	$0	$27,872
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Dividends qualifying for reduced long-term capital gains tax rate	$65,864	$74,362	$64,571	$61,481	$52,057
	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Dividends qualifying for reduced long-term capital gains tax rate	$40,620	$39,541	$125,781	$579,965	$278,806

MUTUAL OF AMERICA
LIFE INSURANCE COMPANY

320 PARK AVENUE
NEW YORK, NY 10022-6839

www.mutualofamerica.com

ITEM 2.                  CODE OF ETHICS.

Mutual of America Investment Corporation has adopted a Code of Ethics that applies to its principal executive and financial officers, as well as all Access Persons as defined under Rule 17j-1 of the Investment Company Act of 1940.  The Code consists of two sections.  The first section, designated as Section A, is the Code of Ethics required under Rule 17j-1.  Section A requires those subject to it to submit periodic reports detailing their securities holdings and transactions (subject to several exemptions contained in the rules) and requires pre-approval for certain securities transactions by such persons, including purchases and sales of reportable securities, investments in initial public offerings and private placements.

The second section, designated as Section B, is to assure compliance with the Code of Ethics requirements of Section 406 of the Sarbanes-Oxley Act of 2002.  It applies specifically to the Corporation’s principal executive and financial officers.

The two sections are not mutually exclusive and must be observed independently by each person to whom they are intended to apply.  Section A applies to all individuals while Section B applies to the individuals designated in Section B.  Both Sections explicitly require those individuals subject to the provisions of the Code of Ethics to promptly report violations of the Code of Ethics to the Chief Compliance Officer.

There have been no amendments to Section A or B during the period covered by this report.

The Annual Report to Shareholders includes information on how to obtain a copy of the Code of Ethics at no charge.

ITEM 3.                  AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1)    Mutual of America Investment Corporation’s Board of Directors has determined that one audit committee financial expert serves on its Audit Committee.

(a) (2)             The audit committee financial expert is Patrick J. Waide, Jr.  He was Senior Vice-President, Administration at Sullivan & Company until March 1998; Director of the Drucker Foundation from 1996-1999 and President, Drucker Foundation in 1999.  Mr. Waide is considered an independent director.

ITEM 4.                  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Aggregate Audit Fees:

2008:	$346,502
2007:	$258,097

(b), (c), (d) There were no Audit-Related, Tax or Other Fees.

(e) All non-audit fees are pre-approved by the Audit Committee in advance.

(f), (g), (h) Not applicable.

ITEM 5.                  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     INVESTMENTS.

(a) Schedule I — Portfolios of Investments in Securities follows for those Funds for which a summary portfolio is presented in the Annual Report to Shareholders:

MUTUAL OF AMERICA INVESTMENT CORPORATION  (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2008

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (2.8%)
Air Products & Chemicals, Inc.	13,732	690,308
AK Steel Hldg. Corp.	7,358	68,577
Alcoa, Inc.	52,453	590,621
Allegheny Technologies, Inc.	6,309	161,069
Ball Corp.	6,191	257,484
Bemis Co., Inc.	6,528	154,583
CF Industries Hldgs., Inc.	3,724	183,072
Dow Chemical Co.	60,512	913,126
Du Pont (E.I.) de Nemours & Co.	59,103	1,495,306
Eastman Chemical Co.	4,754	150,749
Ecolab, Inc.	10,983	386,052
Freeport-McMoRan Copper & Gold, Inc.	24,725	604,279
Int’l. Flavors & Fragrances, Inc.	5,150	153,058
International Paper Co.	28,016	330,589
MeadWestvaco Corp.	11,203	125,362
Monsanto Co.	35,901	2,525,635
Newmont Mining Corp.	29,775	1,211,843
Nucor Corp.	20,574	950,519
Owens-Illinois, Inc.*	10,823	295,793
Pactiv Corp.*	8,606	214,117
PPG Industries, Inc.	10,753	456,250
Praxair, Inc.	20,180	1,197,885
Rohm & Haas Co.	8,175	505,133
Sealed Air Corp.	10,329	154,315
Sigma-Aldrich Corp.	8,207	346,664
Titanium Metals Corp.	5,571	49,080
United States Steel Corp.	7,613	283,204
Vulcan Materials Co.	7,195	500,628
Weyerhaeuser Co.	13,842	423,704
		15,379,005
CONSUMER, CYCLICAL (7.9%)
Abercrombie & Fitch Co. Cl A	5,701	131,522
Amazon.com, Inc.*	21,061	1,080,008
Apollo Group, Inc. Cl A*	6,976	534,501
AutoNation, Inc.*	7,071	69,861
AutoZone, Inc.*	2,506	349,512
Bed Bath & Beyond, Inc.*	17,009	432,369
Best Buy Co., Inc.	22,115	621,653
Big Lots, Inc.*	5,383	78,000
Black & Decker Corp.	3,932	164,397
Carnival Corp.	28,624	696,136
CBS Corp. Cl B	44,695	366,052
Centex Corp.	8,146	86,673
Coach, Inc.*	21,414	444,769

Comcast Corp. Cl A	188,546	3,182,656
D.R. Horton, Inc.	18,062	127,698
Darden Restaurants, Inc.	9,082	255,931
DIRECTV Group, Inc.*	35,757	819,193
Disney (Walt) Co.	121,355	2,753,545
Eastman Kodak Co.	17,605	115,841
Expedia, Inc.*	13,714	113,003
Family Dollar Stores, Inc.	9,147	238,462
Ford Motor Co.*	156,404	358,165
Fortune Brands, Inc.	9,819	405,328
GameStop Corp. Cl A*	10,722	232,239
Gannett Co., Inc.	14,935	119,480
Gap, Inc.	30,551	409,078
General Motors Corp.	39,968	127,898
Genuine Parts Co.	10,447	395,523
Goodyear Tire & Rubber Co.*	15,824	94,469
H&R Block, Inc.	22,201	504,407
Harley-Davidson, Inc.	15,262	258,996
Harman Int’l. Industries, Inc.	3,840	64,243
Hasbro, Inc.	8,116	236,744
Home Depot, Inc.	111,052	2,556,417
International Game Technology	19,294	229,406
Interpublic Group of Cos., Inc.*	31,275	123,849
Johnson Controls, Inc.	38,924	706,860
Jones Apparel Group, Inc.	5,481	32,119
KB Home	4,932	67,174
Kohl’s Corp.*	19,973	723,023
Leggett & Platt, Inc.	10,241	155,561
Lennar Corp. Cl A	9,270	80,371
Limited Brands, Inc.	17,715	177,859
Lowe’s Cos., Inc.	96,095	2,067,964
Macy’s, Inc	27,564	285,287
Marriott International, Inc. Cl A	19,210	373,635
Mattel, Inc.	23,467	375,472
McDonald’s Corp.	72,984	4,538,875
McGraw-Hill Cos., Inc.	20,599	477,691
Meredith Corp.	2,367	40,523
New York Times Co. Cl A	7,637	55,979
Newell Rubbermaid, Inc.	18,168	177,683
News Corp. Cl A	150,582	1,368,790
NIKE, Inc. Cl B	25,707	1,311,057
Nordstrom, Inc.	10,443	138,996
Office Depot, Inc.*	18,061	53,822
Omnicom Group, Inc.	20,348	547,768
Penney (J.C.) Co., Inc.	14,569	287,009
Polo Ralph Lauren Corp.	3,685	167,336
Pulte Homes, Inc.	14,005	153,075
RadioShack Corp.	8,195	97,848

Scripps Networks Interactive, Inc. Cl A	5,907	129,954
Sears Hldgs. Corp.*	3,641	141,526
Sherwin-Williams Co.	6,432	384,312
Snap-On, Inc.	3,764	148,226
Stanley Works	5,162	176,024
Staples, Inc.	46,733	837,455
Starbucks Corp.*	48,155	455,546
Starwood Hotels & Resorts Worldwide, Inc.	11,997	214,746
Target Corp.	49,301	1,702,364
Tiffany & Co.	8,060	190,458
Time Warner, Inc.	235,124	2,365,347
TJX Cos., Inc.	27,258	560,697
V.F. Corp.	5,768	315,913
Viacom, Inc. Cl B*	40,214	766,479
Washington Post Co. Cl B	394	153,759
Whirlpool Corp.	4,826	199,555
Wyndham Worldwide Corp.	11,609	76,039
Wynn Resorts Ltd.*	4,034	170,477
Yum! Brands, Inc.	30,284	953,946
		43,182,624
CONSUMER, NON-CYCLICAL (12.1%)
Altria Group, Inc.	134,991	2,032,964
Archer-Daniels-Midland Co.	42,029	1,211,696
Avon Products, Inc.	27,922	670,966
Brown-Forman Corp. Cl B	6,425	330,823
Campbell Soup Co.	13,475	404,385
Clorox Co.	9,088	504,929
Coca-Cola Co.	130,297	5,898,545
Coca-Cola Enterprises, Inc.	20,800	250,224
Colgate-Palmolive Co.	33,055	2,265,590
ConAgra Foods, Inc.	29,289	483,269
Constellation Brands, Inc. Cl A*	12,744	200,973
Costco Wholesale Corp.	28,262	1,483,755
CVS Caremark Corp.	94,104	2,704,549
Dean Foods Co.*	10,085	181,227
Dr. Pepper Snapple Group, Inc.*	16,619	270,059
Estee Lauder Cos., Inc. Cl A	7,595	235,141
General Mills, Inc.	21,884	1,329,453
Heinz (H.J.) Co.	20,598	774,485
Hershey Co.	10,849	376,894
J.M. Smucker Co.	7,761	336,517
Kellogg Co.	16,497	723,393
Kimberly-Clark Corp.	27,089	1,428,674
Kraft Foods, Inc. Cl A	96,223	2,583,588
Kroger Co.	42,685	1,127,311
Lorillard, Inc.	11,004	620,075
McCormick & Co., Inc.	8,513	271,224
Molson Coors Brewing Co. Cl B	9,751	477,019

Pepsi Bottling Group, Inc.	8,851	199,236
PepsiCo, Inc.	101,686	5,569,342
Philip Morris Int’l., Inc.	132,453	5,763,030
Proctor & Gamble Co.	195,514	12,086,676
Reynolds American, Inc.	11,067	446,111
Safeway, Inc.	28,092	667,747
Sara Lee Corp.	46,283	453,111
Supervalu, Inc.	13,874	202,560
Sysco Corp.	39,227	899,867
Tyson Foods, Inc. Cl A	19,804	173,483
UST, Inc.	9,715	674,027
Wal-Mart Stores, Inc.	146,387	8,206,455
Walgreen Co.	64,836	1,599,504
Whole Foods Market, Inc.	9,196	86,810
		66,205,687
ENERGY (12.6%)
Anadarko Petroleum Corp.	30,071	1,159,237
Apache Corp.	21,926	1,634,145
Baker Hughes, Inc.	20,134	645,697
BJ Services Co.	19,131	223,259
Cabot Oil & Gas Corp.	6,777	176,202
Cameron International Corp.*	14,387	294,934
Chesapeake Energy Corp.	35,434	572,968
Chevron Corp.	133,045	9,841,339
ConocoPhillips	97,646	5,058,063
Consol Energy, Inc.	11,863	339,045
Devon Energy Corp.	28,921	1,900,399
El Paso Corp.	45,909	359,467
ENSCO International, Inc.	9,292	263,800
EOG Resources, Inc.	16,377	1,090,381
Exxon Mobil Corp.	333,035	26,586,185
Halliburton Co.	58,516	1,063,821
Hess Corp.	18,592	997,275
Marathon Oil Corp.	46,195	1,263,895
Massey Energy Co.	5,578	76,921
Murphy Oil Corp.	12,486	553,754
Nabors Industries Ltd.*	18,665	223,420
National Oilwell Varco, Inc.*	27,323	667,774
Noble Corp.	17,313	382,444
Noble Energy, Inc.	11,315	556,924
Occidental Petroleum Corp.	53,005	3,179,770
Peabody Energy Corp.	17,497	398,057
Pioneer Natural Resources Co.	7,720	124,910
Range Resources Corp.	10,170	349,746
Rowan Cos., Inc.	7,403	117,708
Schlumberger Ltd.	78,316	3,315,116
Smith International, Inc.	14,322	327,831
Southwestern Energy Co.*	22,503	651,912

Spectra Energy Corp.	40,032	630,104
Sunoco, Inc.	7,653	332,599
Tesoro Corp.	9,065	119,386
Valero Energy Corp.	33,800	731,432
Weatherford Int’l. Ltd.*	44,639	482,994
Williams Cos., Inc.	37,914	548,995
XTO Energy, Inc.	37,797	1,333,100
		68,575,009
FINANCIAL (12.5%)
Aflac, Inc.	30,565	1,401,100
Allstate Corp.	35,113	1,150,302
American Capital Strategies Ltd.	13,578	43,993
American Express Co.	76,059	1,410,894
American Int’l. Group, Inc.	177,105	278,055
Ameriprise Financial, Inc.	14,194	331,572
Aon Corp.	17,663	806,846
Apartment Investment & Co. Cl A	6,638	76,669
Assurant, Inc.	7,711	231,330
AvalonBay Communities, Inc.	5,051	305,990
Bank of America Corp.	328,513	4,625,463
Bank of New York Mellon Corp.	75,161	2,129,311
BB&T Corp.	36,172	993,283
Boston Properties, Inc.	7,916	435,380
Capital One Financial Corp.	25,659	818,266
CB Richard Ellis Group, Inc. Cl A*	14,600	63,072
Charles Schwab Corp.	61,263	990,623
Chubb Corp.	23,293	1,187,943
Cincinnati Financial Corp.	10,638	309,247
CIT Group, Inc.	18,737	85,066
Citigroup, Inc.	356,795	2,394,094
CME Group, Inc.	4,389	913,395
Comerica, Inc.	9,857	195,661
Developers Diversified Realty Corp.	7,874	38,425
Discover Financial Svcs.	31,421	299,442
E*Trade Financial Corp.*	37,165	42,740
Equity Residential	17,816	531,273
Federated Investors, Inc. Cl B	5,802	98,402
Fifth Third Bancorp	37,809	312,302
First Horizon National Corp.	13,441	142,071
Franklin Resources, Inc.	9,908	631,932
Genworth Financial, Inc. Cl A	28,446	80,502
Goldman Sachs Group, Inc.	28,977	2,445,369
Hartford Financial Svcs. Group, Inc.	19,726	323,901
HCP, Inc.	16,510	458,483
Host Hotels & Resorts, Inc.	34,257	259,325
Hudson City Bancorp, Inc.	34,149	545,018
Huntington Bancshares, Inc.	23,999	183,832
IntercontinentalExchange, Inc.*	4,735	390,353

Invesco Ltd.	25,185	363,671
Janus Capital Group, Inc.	10,335	82,990
JPMorgan Chase & Co.	244,365	7,704,829
KeyCorp	32,450	276,474
Kimco Realty Corp.	14,993	274,072
Legg Mason, Inc.	9,287	203,478
Leucadia National Corp.*	11,582	229,324
Lincoln National Corp.	16,753	315,627
Loews Corp.	23,741	670,683
M&T Bank Corp.	5,056	290,265
Marsh & McLennan Cos., Inc.	33,672	817,219
Marshall & Ilsley Corp.	17,055	232,630
MBIA, Inc.*	12,334	50,199
Merrill Lynch & Co., Inc.	104,922	1,221,292
MetLife, Inc.	52,060	1,814,812
Moody’s Corp.	12,711	255,364
Morgan Stanley	69,530	1,115,261
Nasdaq OMX Group, Inc.*	8,916	220,314
National City Corp.	134,095	242,712
Northern Trust Corp.	14,602	761,348
NYSE Euronext	17,343	474,851
People’s United Financial, Inc.	22,769	405,971
Plum Creek Timber Co., Inc.	10,926	379,569
PNC Financial Svcs. Grp., Inc.	22,793	1,116,857
Principal Financial Grp., Inc.	17,004	383,780
Progressive Corp.	44,235	655,120
ProLogis	17,410	241,825
Prudential Financial, Inc.	27,819	841,803
Public Storage	8,207	652,457
Regions Financial Corp.	45,357	361,042
Simon Property Group, Inc.	14,784	785,474
SLM Corp.*	30,594	272,287
Sovereign Bancorp, Inc.*	35,768	106,589
State Street Corp.	28,281	1,112,292
SunTrust Banks, Inc.	23,168	684,383
T. Rowe Price Group, Inc.	16,928	599,928
Torchmark Corp.	5,578	249,337
Travelers Cos., Inc.	38,288	1,730,618
U.S. Bancorp	114,923	2,874,224
Unum Group	21,691	403,453
Vornado Realty Trust	8,985	542,245
Wachovia Corp.	141,489	783,849
Wells Fargo & Co.	248,208	7,317,172
XL Capital Ltd. Cl A	21,716	80,349
Zions Bancorporation	7,579	185,761
		68,344,725

HEALTHCARE (14.0%)
Abbott Laboratories	101,624	5,423,673
Aetna, Inc.	30,223	861,356
Allergan, Inc.	20,149	812,408
AmerisourceBergen Corp.	10,225	364,624
Amgen, Inc.*	69,381	4,006,753
Bard (C.R.), Inc.	6,502	547,859
Baxter International, Inc.	40,604	2,175,968
Becton, Dickinson & Co.	15,910	1,088,085
Biogen Idec, Inc.*	19,105	909,971
Boston Scientific Corp.*	98,437	761,902
Bristol-Myers Squibb Co.	129,610	3,013,433
Cardinal Health, Inc.	23,537	811,320
Celgene Corp.*	29,998	1,658,289
Cephalon, Inc.*	4,480	345,139
CIGNA Corp.	17,995	303,216
Coventry Health Care, Inc.*	9,761	145,244
Covidien Ltd.	32,970	1,194,833
DaVita, Inc.*	6,801	337,126
Dentsply International, Inc.	9,752	275,396
Express Scripts, Inc.*	16,199	890,621
Forest Laboratories, Inc.*	19,740	502,778
Genzyme Corp.*	17,714	1,175,678
Gilead Sciences, Inc.*	60,241	3,080,725
Hospira, Inc.*	10,461	280,564
Humana, Inc.*	11,049	411,907
IMS Health, Inc.	11,931	180,874
Intuitive Surgical, Inc.*	2,560	325,094
Johnson & Johnson	181,657	10,868,538
King Pharmaceuticals, Inc.*	16,137	171,375
Laboratory Corp. of America Hldgs.*	7,071	455,443
Life Technologies Corp.*	11,297	263,333
Lilly (Eli) & Co.	65,541	2,639,336
McKesson Corp.	18,064	699,619
Medco Health Solutions, Inc.*	32,621	1,367,146
Medtronic, Inc.	73,235	2,301,044
Merck & Co., Inc.	138,421	4,207,998
Millipore Corp.*	3,610	185,987
Mylan, Inc.*	19,991	197,711
Patterson Cos., Inc.*	5,966	111,863
PerkinElmer, Inc.	7,738	107,636
Pfizer, Inc.	441,476	7,818,540
Quest Diagnostics, Inc.	10,375	538,566
Schering-Plough Corp.	106,495	1,813,610
St. Jude Medical, Inc.*	22,541	742,951
Stryker Corp.	15,860	633,607
Tenet Healthcare Corp.*	27,434	31,549
Thermo Fisher Scientific, Inc.*	27,520	937,606
UnitedHealth Group, Inc.	79,108	2,104,273
Varian Medical Systems, Inc.*	8,137	285,120

Waters Corp.*	6,436	235,879
Watson Pharmaceuticals, Inc.*	6,860	182,270
WellPoint, Inc.*	33,328	1,404,109
Wyeth	87,222	3,271,697
Zimmer Hldgs., Inc.*	14,721	595,023
		76,056,665
INDUSTRIAL (10.4%)
3M Co.	45,369	2,610,532
Avery Dennison Corp.	6,963	227,899
Boeing Co.	47,980	2,047,307
Burlington Northern Santa Fe Corp.	18,373	1,391,020
C.H. Robinson Worldwide, Inc.	11,082	609,842
Caterpillar, Inc.	39,485	1,763,795
Cintas Corp.	8,606	199,917
Cooper Industries Ltd. Cl A	11,355	331,907
CSX Corp.	25,843	839,122
Cummins, Inc.	13,194	352,676
Danaher Corp.	16,740	947,651
Deere & Co.	28,010	1,073,343
Donnelley (R.R.) & Sons Co.	13,421	182,257
Dover Corp.	12,175	400,801
Dun & Bradstreet Corp.	3,533	272,748
Eaton Corp.	10,801	536,918
Emerson Electric Co.	50,251	1,839,689
Equifax, Inc.	8,279	219,559
Expeditors Int’l. of Washington, Inc.	13,900	462,453
Fastenal Co.	8,463	294,936
FedEx Corp.	20,384	1,307,634
Flowserve Corp.	3,704	190,756
Fluor Corp.	11,883	533,190
General Dynamics Corp.	25,533	1,470,445
General Electric Co.	687,676	11,140,351
Goodrich Corp.	8,057	298,270
Grainger (W.W.), Inc.	4,239	334,203
Honeywell International, Inc.	47,566	1,561,592
Illinois Tool Works, Inc.	25,777	903,484
Ingersoll-Rand Co. Ltd. Cl A	20,871	362,105
ITT Corp.	11,905	547,511
Jacobs Engineering Group, Inc.*	8,048	387,109
L-3 Communications Hldgs., Inc.	7,818	576,812
Lockheed Martin Corp.	21,803	1,833,196
Manitowoc Co., Inc.	8,534	73,904
Masco Corp.	23,584	262,490
Monster Worldwide, Inc.*	8,074	97,615
Norfolk Southern Corp.	24,243	1,140,633
Northrop Grumman Corp.	21,415	964,532
PACCAR, Inc.	23,745	679,107
Pall Corp.	7,730	219,764

Parker Hannifin Corp.	10,556	449,052
Pitney Bowes, Inc.	13,501	344,005
Precision Castparts Corp.	9,134	543,290
Raytheon Co.	27,115	1,383,950
Republic Services, Inc.	21,037	521,507
Robert Half Int’l., Inc.	10,162	211,573
Rockwell Automation, Inc.	9,252	298,284
Rockwell Collins, Inc.	10,370	405,363
Ryder System, Inc.	3,644	141,314
Southwest Airlines Co.	48,492	418,001
Stericycle, Inc.*	5,601	291,700
Textron, Inc.	15,785	218,938
Tyco International Ltd.	30,978	669,125
Union Pacific Corp.	33,157	1,584,905
United Parcel Service, Inc. Cl B	65,169	3,594,722
United Technologies Corp.	62,251	3,336,653
Waste Management, Inc.	32,129	1,064,755
		56,966,212
TECHNOLOGY (14.5%)
Adobe Systems, Inc.*	34,779	740,445
Advanced Micro Devices, Inc.*	40,028	86,460
Affiliated Computer Svcs., Inc. Cl A*	6,391	293,666
Agilent Technologies, Inc.*	22,915	358,161
Akamai Technologies, Inc.*	11,080	167,197
Altera Corp.	19,469	325,327
Amphenol Corp. Cl A	11,513	276,082
Analog Devices, Inc.	19,085	362,997
Apple, Inc.*	58,194	4,966,858
Applied Materials, Inc.	87,841	889,829
Autodesk, Inc.*	14,823	291,272
Automatic Data Processing, Inc.	33,252	1,308,134
BMC Software, Inc.*	12,285	330,589
Broadcom Corp. Cl A*	29,078	493,454
CA, Inc.	25,789	477,870
Ciena Corp.*	5,922	39,677
Cisco Systems, Inc.*	383,347	6,248,556
Citrix Systems, Inc.*	11,898	280,436
Cognizant Technology Solutions Inc. Cl A*	19,075	344,495
Computer Sciences Corp.*	9,914	348,378
Compuware Corp.*	16,163	109,100
Convergys Corp.*	8,004	51,306
Corning, Inc.	101,882	970,935
Dell, Inc.*	113,303	1,160,223
eBay, Inc.*	70,227	980,369
Electronic Arts, Inc.*	21,008	336,968
EMC Corp.*	133,613	1,398,928
Fidelity Nat’l. Information Svcs., Inc.	12,447	202,513
Fiserv, Inc.*	10,488	381,449

FLIR Systems, Inc.*	8,707	267,131
Google, Inc.*	15,666	4,819,645
Harris Corp.	8,821	335,639
Hewlett-Packard Co.	160,394	5,820,698
Int’l. Business Machines Corp.	88,002	7,406,248
Intel Corp.	364,158	5,338,556
Intuit, Inc.*	20,955	498,519
Jabil Circuit, Inc.	13,814	93,245
JDS Uniphase Corp.*	14,393	52,534
Juniper Networks, Inc.*	34,566	605,251
KLA-Tencor Corp.	11,060	240,997
Lexmark International, Inc. Cl A*	5,134	138,105
Linear Technology Corp.	14,517	321,116
LSI Corp.*	42,355	139,348
MasterCard, Inc. Cl A	4,738	677,202
McAfee, Inc.*	9,913	342,692
MEMC Electronic Materials, Inc.*	14,706	210,002
Microchip Technology, Inc.	11,915	232,700
Micron Technology, Inc.*	50,213	132,562
Microsoft Corp.	500,877	9,737,049
Molex, Inc.	9,228	133,714
Motorola, Inc.	148,383	657,337
National Semiconductor Corp.	12,785	128,745
NetApp, Inc.*	21,616	301,976
Novell, Inc.*	22,604	87,930
Novellus Systems, Inc.*	6,399	78,964
Nvidia Corp.*	35,162	283,757
Oracle Corp.*	256,629	4,550,032
Paychex, Inc.	21,023	552,484
QLogic Corp.*	8,382	112,654
QUALCOMM, Inc.	108,387	3,883,506
salesforce.com, inc.*	6,871	219,941
SanDisk Corp.*	14,814	142,214
Sun Microsystems, Inc.*	48,357	184,724
Symantec Corp.*	54,778	740,599
Tellabs, Inc.*	26,059	107,363
Teradata Corp.*	11,523	170,886
Teradyne, Inc.*	11,111	46,888
Texas Instruments, Inc.	84,937	1,318,222
Total System Services, Inc.	12,896	180,544
Tyco Electronics	29,981	485,992
VeriSign, Inc.*	12,710	242,507
Western Union Co.	46,850	671,829
Xerox Corp.	56,673	451,684
Xilinx, Inc.	17,933	319,566
Yahoo!, Inc.*	90,857	1,108,455
		78,793,426

TELECOMMUNICATIONS (3.6%)
American Tower Corp. Cl A*	25,981	761,763
AT&T, Inc.	385,830	10,996,155
CenturyTel, Inc.	6,556	179,175
Embarq Corp.	9,308	334,716
Frontier Communications Corp.	20,406	178,348
Qwest Communications Int’l., Inc.	96,207	350,193
Sprint Nextel Corp.*	188,134	344,285
Verizon Communications, Inc.	185,973	6,304,485
Windstream Corp.	28,770	264,684
		19,713,804
UTILITIES (4.0%)
AES Corp.*	44,046	362,939
Allegheny Energy, Inc.	11,071	374,864
Ameren Corp.	13,848	460,584
American Electric Power Co., Inc.	26,405	878,758
CenterPoint Energy, Inc.	22,551	284,594
CMS Energy Corp.	14,810	149,729
Consolidated Edison, Inc.	17,910	697,236
Constellation Energy Group, Inc.	11,686	293,202
Dominion Resources, Inc.	38,105	1,365,683
DTE Energy Co.	10,673	380,706
Duke Energy Corp.	82,841	1,243,443
Dynegy, Inc. Cl A*	33,112	66,224
Edison International	21,324	684,927
Entergy Corp.	12,397	1,030,563
Equitable Resources, Inc.	8,567	287,423
Exelon Corp.	43,100	2,396,791
FirstEnergy Corp.	19,950	969,171
FPL Group, Inc.	26,791	1,348,391
Integrys Energy Group, Inc.	5,003	215,029
Nicor, Inc.	2,961	102,865
NiSource, Inc.	17,955	196,966
Pepco Hldgs., Inc.	14,164	251,553
PG&E Corp.	23,634	914,872
Pinnacle West Capital Corp.	6,611	212,411
PPL Corp.	24,560	753,746
Progress Energy, Inc.	17,224	686,376
Public Svc. Enterprise Group, Inc.	33,158	967,219
Questar Corp.	11,365	371,522
SCANA Corp.	7,845	279,282
Sempra Energy	15,951	679,991
Southern Co.	50,741	1,877,417
TECO Energy, Inc.	13,931	172,048
Wisconsin Energy Corp.	7,647	321,021
Xcel Energy, Inc.	29,400	545,370
		21,822,916
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $625,064,783) 94.4%		$515,040,073

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U. S. GOVERNMENT (1.4%)
U.S. Treasury Bill (1)	AAA	0.01	04/16/09	500,000	499,956
U.S. Treasury Bill (1)	AAA	0.01	04/30/09	2,600,000	2,599,740
U.S. Treasury Bill (1)	AAA	0.09	01/15/09	500,000	499,983
U.S. Treasury Bill (1)	AAA	0.30	02/05/09	1,000,000	999,708
U.S. Treasury Bill (1)	AAA	1.07	01/02/09	3,000,000	2,999,912
					7,599,299
COMMERCIAL PAPER (4.0%)
NetJets, Inc.†	A-1+	0.10	03/02/09	8,000,000	7,998,645
Toyota Motor Credit Corp.	A-1+	0.40	01/21/09	7,000,000	6,998,444
Toyota Motor Credit Corp.	A-1+	0.40	01/22/09	750,000	749,825
Washington Post Co.†	A-1	0.03	01/05/09	5,020,000	5,019,983
7-Eleven, Inc.†	A-1+	0.08	01/22/09	898,000	897,958
					21,664,855
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $29,264,380) 5.4%					29,264,154

TOTAL INVESTMENTS (Cost: $654,329,163) 99.8%					544,304,227

OTHER NET ASSETS 0.2%					880,606

NET ASSETS 100.0%					$545,184,833

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2008

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.5%)
Air Products & Chemicals, Inc.	2,971	149,352
AK Steel Hldg. Corp.	1,587	14,791
Alcoa, Inc.	11,347	127,767
Allegheny Technologies, Inc.	1,365	34,848
Ball Corp.	1,341	55,772
Bemis Co., Inc.	1,409	33,365
CF Industries Hldgs., Inc.	798	39,230
Dow Chemical Co.	13,097	197,634
Du Pont (E.I.) de Nemours & Co.	12,794	323,688
Eastman Chemical Co.	1,029	32,630
Ecolab, Inc.	2,377	83,552
Freeport-McMoRan Copper & Gold, Inc.	5,354	130,852
Int’l. Flavors & Fragrances, Inc.	1,110	32,989
International Paper Co.	6,062	71,532
MeadWestvaco Corp.	2,413	27,001
Monsanto Co.	7,771	546,690
Newmont Mining Corp.	6,441	262,149
Nucor Corp.	4,451	205,636
Owens-Illinois, Inc.*	2,343	64,034
Pactiv Corp.*	1,863	46,351
PPG Industries, Inc.	2,328	98,777
Praxair, Inc.	4,372	259,522
Rohm & Haas Co.	1,771	109,430
Sealed Air Corp.	2,237	33,421
Sigma-Aldrich Corp.	1,779	75,145
Titanium Metals Corp.	1,202	10,590
United States Steel Corp.	1,648	61,306
Vulcan Materials Co.	1,562	108,684
Weyerhaeuser Co.	2,996	91,708
		3,328,446
CONSUMER, CYCLICAL (4.2%)
Abercrombie & Fitch Co. Cl A	1,229	28,353
Amazon.com, Inc.*	4,560	233,837
Apollo Group, Inc. Cl A*	1,511	115,773
AutoNation, Inc.*	1,524	15,057
AutoZone, Inc.*	542	75,593
Bed Bath & Beyond, Inc.*	3,678	93,495
Best Buy Co., Inc.	4,789	134,619
Big Lots, Inc.*	1,159	16,794
Black & Decker Corp.	847	35,413
Carnival Corp.	6,196	150,687
CBS Corp. Cl B	9,640	78,952
Centex Corp.	1,763	18,758
Coach, Inc.*	4,635	96,269
Comcast Corp. Cl A	40,829	689,194
D.R. Horton, Inc.	3,906	27,615
Darden Restaurants, Inc.	1,967	55,430

DIRECTV Group, Inc.*	7,743	177,392
Disney (Walt) Co.	26,244	595,476
Eastman Kodak Co.	3,806	25,043
Expedia, Inc.*	2,970	24,473
Family Dollar Stores, Inc.	1,972	51,410
Ford Motor Co.*	33,869	77,560
Fortune Brands, Inc.	2,118	87,431
GameStop Corp. Cl A*	2,322	50,295
Gannett Co., Inc.	3,234	25,872
Gap, Inc.	6,611	88,521
General Motors Corp.	8,655	27,696
Genuine Parts Co.	2,260	85,564
Goodyear Tire & Rubber Co.*	3,421	20,423
H&R Block, Inc.	4,806	109,192
Harley-Davidson, Inc.	3,301	56,018
Harman Int’l. Industries, Inc.	828	13,852
Hasbro, Inc.	1,756	51,223
Home Depot, Inc.	24,038	553,355
International Game Technology	4,178	49,676
Interpublic Group of Cos., Inc.*	6,756	26,754
Johnson Controls, Inc.	8,424	152,980
Jones Apparel Group, Inc.	1,180	6,915
KB Home	1,063	14,478
Kohl’s Corp.*	4,320	156,384
Leggett & Platt, Inc.	2,215	33,646
Lennar Corp. Cl A	1,996	17,305
Limited Brands, Inc.	3,836	38,513
Lowe’s Cos., Inc.	20,780	447,186
Macy’s, Inc	5,963	61,717
Marriott International, Inc. Cl A	4,158	80,873
Mattel, Inc.	5,086	81,376
McDonald’s Corp.	15,802	982,726
McGraw-Hill Cos., Inc.	4,459	103,404
Meredith Corp.	512	8,765
New York Times Co. Cl A	1,646	12,065
Newell Rubbermaid, Inc.	3,930	38,435
News Corp. Cl A	32,608	296,407
NIKE, Inc. Cl B	5,562	283,662
Nordstrom, Inc.	2,257	30,041
Office Depot, Inc.*	3,895	11,607
Omnicom Group, Inc.	4,406	118,610
Penney (J.C.) Co., Inc.	3,150	62,055
Polo Ralph Lauren Corp.	803	36,464
Pulte Homes, Inc.	3,022	33,030
RadioShack Corp.	1,773	21,170
Scripps Networks Interactive, Inc. Cl A	1,270	27,940
Sears Hldgs. Corp.*	789	30,668
Sherwin-Williams Co.	1,394	83,292
Snap-On, Inc.	810	31,898
Stanley Works	1,111	37,885
Staples, Inc.	10,114	181,243

Starbucks Corp.*	10,428	98,649
Starwood Hotels & Resorts Worldwide, Inc.	2,595	46,451
Target Corp.	10,664	368,228
Tiffany & Co.	1,754	41,447
Time Warner, Inc.	50,863	511,682
TJX Cos., Inc.	5,903	121,425
V.F. Corp.	1,249	68,408
Viacom, Inc. Cl B*	8,699	165,803
Washington Post Co. Cl B	86	33,562
Whirlpool Corp.	1,042	43,087
Wyndham Worldwide Corp.	2,506	16,414
Wynn Resorts Ltd.*	873	36,893
Yum! Brands, Inc.	6,558	206,577
		9,344,431
CONSUMER, NON-CYCLICAL (6.5%)
Altria Group, Inc.	29,212	439,933
Archer-Daniels-Midland Co.	9,099	262,324
Avon Products, Inc.	6,044	145,237
Brown-Forman Corp. Cl B	1,385	71,314
Campbell Soup Co.	2,917	87,539
Clorox Co.	1,967	109,287
Coca-Cola Co.	28,209	1,277,021
Coca-Cola Enterprises, Inc.	4,497	54,099
Colgate-Palmolive Co.	7,156	490,472
ConAgra Foods, Inc.	6,339	104,594
Constellation Brands, Inc. Cl A*	2,760	43,525
Costco Wholesale Corp.	6,120	321,300
CVS Caremark Corp.	20,363	585,233
Dean Foods Co.*	2,183	39,229
Dr. Pepper Snapple Group, Inc.*	3,597	58,451
Estee Lauder Cos., Inc. Cl A	1,643	50,867
General Mills, Inc.	4,737	287,773
Heinz (H.J.) Co.	4,458	167,621
Hershey Co.	2,351	81,674
J.M. Smucker Co.	1,676	72,671
Kellogg Co.	3,572	156,632
Kimberly-Clark Corp.	5,860	309,056
Kraft Foods, Inc. Cl A	20,829	559,259
Kroger Co.	9,245	244,160
Lorillard, Inc.	2,383	134,282
McCormick & Co., Inc.	1,843	58,718
Molson Coors Brewing Co. Cl B	2,110	103,221
Pepsi Bottling Group, Inc.	1,916	43,129
PepsiCo, Inc.	22,020	1,206,035
Philip Morris Int’l., Inc.	28,682	1,247,954
Proctor & Gamble Co.	42,331	2,616,900
Reynolds American, Inc.	2,405	96,946
Safeway, Inc.	6,078	144,474
Sara Lee Corp.	10,023	98,125
Supervalu, Inc.	2,999	43,785
Sysco Corp.	8,495	194,875

Tyson Foods, Inc. Cl A	4,283	37,519
UST, Inc.	2,104	145,976
Wal-Mart Stores, Inc.	31,700	1,777,102
Walgreen Co.	14,034	346,219
Whole Foods Market, Inc.	1,983	18,720
		14,333,251
ENERGY (6.7%)
Anadarko Petroleum Corp.	6,508	250,883
Apache Corp.	4,745	353,645
Baker Hughes, Inc.	4,359	139,793
BJ Services Co.	4,139	48,302
Cabot Oil & Gas Corp.	1,462	38,012
Cameron International Corp.*	3,112	63,796
Chesapeake Energy Corp.	7,668	123,992
Chevron Corp.	28,807	2,130,854
ConocoPhillips	21,137	1,094,897
Consol Energy, Inc.	2,569	73,422
Devon Energy Corp.	6,264	411,607
El Paso Corp.	9,942	77,846
ENSCO International, Inc.	2,011	57,092
EOG Resources, Inc.	3,539	235,627
Exxon Mobil Corp.	72,118	5,757,170
Halliburton Co.	12,672	230,377
Hess Corp.	4,022	215,740
Marathon Oil Corp.	10,004	273,709
Massey Energy Co.	1,207	16,645
Murphy Oil Corp.	2,694	119,479
Nabors Industries Ltd.*	4,035	48,299
National Oilwell Varco, Inc.*	5,917	144,611
Noble Corp.	3,742	82,661
Noble Energy, Inc.	2,449	120,540
Occidental Petroleum Corp.	11,482	688,805
Peabody Energy Corp.	3,780	85,995
Pioneer Natural Resources Co.	1,669	27,004
Range Resources Corp.	2,194	75,452
Rowan Cos., Inc.	1,596	25,376
Schlumberger Ltd.	16,959	717,874
Smith International, Inc.	3,103	71,028
Southwestern Energy Co.*	4,868	141,026
Spectra Energy Corp.	8,663	136,356
Sunoco, Inc.	1,654	71,883
Tesoro Corp.	1,963	25,853
Valero Energy Corp.	7,316	158,318
Weatherford Int’l. Ltd.*	9,657	104,489
Williams Cos., Inc.	8,204	118,794
XTO Energy, Inc.	8,178	288,438
		14,845,690
FINANCIAL (6.7%)
Aflac, Inc.	6,609	302,957
Allstate Corp.	7,599	248,943

American Capital Strategies Ltd.	2,923	9,471
American Express Co.	16,445	305,055
American Int’l. Group, Inc.	38,131	59,866
Ameriprise Financial, Inc.	3,063	71,552
Aon Corp.	3,825	174,726
Apartment Investment & Co. Cl A	1,436	16,586
Assurant, Inc.	1,675	50,250
AvalonBay Communities, Inc.	1,089	65,972
Bank of America Corp.	71,139	1,001,637
Bank of New York Mellon Corp.	16,270	460,929
BB&T Corp.	7,833	215,094
Boston Properties, Inc.	1,713	94,215
Capital One Financial Corp.	5,553	177,085
CB Richard Ellis Group, Inc. Cl A*	3,162	13,660
Charles Schwab Corp.	13,266	214,511
Chubb Corp.	5,043	257,193
Cincinnati Financial Corp.	2,294	66,687
CIT Group, Inc.	4,048	18,378
Citigroup, Inc.	77,263	518,435
CME Group, Inc.	949	197,496
Comerica, Inc.	2,126	42,201
Developers Diversified Realty Corp.	1,701	8,301
Discover Financial Svcs.	6,804	64,842
E*Trade Financial Corp.*	7,979	9,176
Equity Residential	3,857	115,016
Federated Investors, Inc. Cl B	1,256	21,302
Fifth Third Bancorp	8,188	67,633
First Horizon National Corp.	2,903	30,689
Franklin Resources, Inc.	2,150	137,127
Genworth Financial, Inc. Cl A	6,141	17,379
Goldman Sachs Group, Inc.	6,269	529,041
Hartford Financial Svcs. Group, Inc.	4,272	70,146
HCP, Inc.	3,582	99,472
Host Hotels & Resorts, Inc.	7,409	56,086
Hudson City Bancorp, Inc.	7,390	117,944
Huntington Bancshares, Inc.	5,190	39,755
IntercontinentalExchange, Inc.*	1,024	84,419
Invesco Ltd.	5,460	78,842
Janus Capital Group, Inc.	2,238	17,971
JPMorgan Chase & Co.	52,917	1,668,473
KeyCorp	7,018	59,793
Kimco Realty Corp.	3,247	59,355
Legg Mason, Inc.	2,004	43,908
Leucadia National Corp.*	2,503	49,559
Lincoln National Corp.	3,630	68,389
Loews Corp.	5,132	144,979
M&T Bank Corp.	1,091	62,634
Marsh & McLennan Cos., Inc.	7,289	176,904
Marshall & Ilsley Corp.	3,690	50,332
MBIA, Inc.*	2,671	10,871
Merrill Lynch & Co., Inc.	22,701	264,240

MetLife, Inc.	11,251	392,210
Moody’s Corp.	2,754	55,328
Morgan Stanley	15,057	241,514
Nasdaq OMX Group, Inc.*	1,930	47,690
National City Corp.	28,867	52,249
Northern Trust Corp.	3,162	164,867
NYSE Euronext	3,759	102,921
People’s United Financial, Inc.	4,931	87,920
Plum Creek Timber Co., Inc.	2,365	82,160
PNC Financial Svcs. Grp., Inc.	4,936	241,864
Principal Financial Grp., Inc.	3,677	82,990
Progressive Corp.	9,579	141,865
ProLogis	3,766	52,310
Prudential Financial, Inc.	6,011	181,893
Public Storage	1,768	140,556
Regions Financial Corp.	9,817	78,143
Simon Property Group, Inc.	3,202	170,122
SLM Corp.*	6,625	58,963
Sovereign Bancorp, Inc.*	7,719	23,003
State Street Corp.	6,124	240,857
SunTrust Banks, Inc.	5,021	148,320
T. Rowe Price Group, Inc.	3,664	129,852
Torchmark Corp.	1,206	53,908
Travelers Cos., Inc.	8,287	374,572
U.S. Bancorp	24,876	622,149
Unum Group	4,695	87,327
Vornado Realty Trust	1,948	117,562
Wachovia Corp.	30,639	169,740
Wells Fargo & Co.	53,730	1,583,960
XL Capital Ltd. Cl A	4,690	17,353
Zions Bancorporation	1,635	40,074
		14,791,719
HEALTHCARE (7.4%)
Abbott Laboratories	21,998	1,174,033
Aetna, Inc.	6,537	186,305
Allergan, Inc.	4,360	175,795
AmerisourceBergen Corp.	2,215	78,987
Amgen, Inc.*	15,022	867,521
Bard (C.R.), Inc.	1,403	118,217
Baxter International, Inc.	8,793	471,217
Becton, Dickinson & Co.	3,441	235,330
Biogen Idec, Inc.*	4,136	196,998
Boston Scientific Corp.*	21,288	164,769
Bristol-Myers Squibb Co.	28,067	652,558
Cardinal Health, Inc.	5,099	175,763
Celgene Corp.*	6,496	359,099
Cephalon, Inc.*	977	75,268
CIGNA Corp.	3,897	65,664
Coventry Health Care, Inc.*	2,112	31,427
Covidien Ltd.	7,140	258,754
DaVita, Inc.*	1,475	73,116

Dentsply International, Inc.	2,112	59,643
Express Scripts, Inc.*	3,508	192,870
Forest Laboratories, Inc.*	4,273	108,833
Genzyme Corp.*	3,835	254,529
Gilead Sciences, Inc.*	13,042	666,968
Hospira, Inc.*	2,254	60,452
Humana, Inc.*	2,387	88,987
IMS Health, Inc.	2,570	38,961
Intuitive Surgical, Inc.*	549	69,718
Johnson & Johnson	39,338	2,353,593
King Pharmaceuticals, Inc.*	3,494	37,106
Laboratory Corp. of America Hldgs.*	1,531	98,612
Life Technologies Corp.*	2,447	57,040
Lilly (Eli) & Co.	14,185	571,230
McKesson Corp.	3,912	151,512
Medco Health Solutions, Inc.*	7,061	295,927
Medtronic, Inc.	15,854	498,133
Merck & Co., Inc.	29,975	911,240
Millipore Corp.*	780	40,186
Mylan, Inc.*	4,320	42,725
Patterson Cos., Inc.*	1,287	24,131
PerkinElmer, Inc.	1,675	23,299
Pfizer, Inc.	95,601	1,693,094
Quest Diagnostics, Inc.	2,246	116,590
Schering-Plough Corp.	23,047	392,490
St. Jude Medical, Inc.*	4,880	160,845
Stryker Corp.	3,434	137,188
Tenet Healthcare Corp.*	5,886	6,769
Thermo Fisher Scientific, Inc.*	5,958	202,989
UnitedHealth Group, Inc.	17,124	455,498
Varian Medical Systems, Inc.*	1,762	61,740
Waters Corp.*	1,398	51,237
Watson Pharmaceuticals, Inc.*	1,475	39,191
WellPoint, Inc.*	7,220	304,179
Wyeth	18,878	708,114
Zimmer Hldgs., Inc.*	3,180	128,536
		16,464,976
INDUSTRIAL (5.6%)
3M Co.	9,825	565,331
Avery Dennison Corp.	1,505	49,259
Boeing Co.	10,390	443,341
Burlington Northern Santa Fe Corp.	3,983	301,553
C.H. Robinson Worldwide, Inc.	2,402	132,182
Caterpillar, Inc.	8,553	382,063
Cintas Corp.	1,866	43,347
Cooper Industries Ltd. Cl A	2,458	71,847
CSX Corp.	5,593	181,605
Cummins, Inc.	2,855	76,314
Danaher Corp.	3,625	205,211
Deere & Co.	6,054	231,989
Donnelley (R.R.) & Sons Co.	2,906	39,463

Dover Corp.	2,637	86,810
Dun & Bradstreet Corp.	764	58,981
Eaton Corp.	2,338	116,222
Emerson Electric Co.	10,875	398,134
Equifax, Inc.	1,791	47,497
Expeditors Int’l. of Washington, Inc.	3,011	100,176
Fastenal Co.	1,825	63,601
FedEx Corp.	4,413	283,094
Flowserve Corp.	810	41,715
Fluor Corp.	2,573	115,451
General Dynamics Corp.	5,527	318,300
General Electric Co.	148,915	2,412,423
Goodrich Corp.	1,745	64,600
Grainger (W.W.), Inc.	915	72,139
Honeywell International, Inc.	10,297	338,051
Illinois Tool Works, Inc.	5,580	195,579
Ingersoll-Rand Co. Ltd. Cl A	4,520	78,422
ITT Corp.	2,569	118,148
Jacobs Engineering Group, Inc.*	1,742	83,790
L-3 Communications Hldgs., Inc.	1,693	124,910
Lockheed Martin Corp.	4,720	396,858
Manitowoc Co., Inc.	1,839	15,926
Masco Corp.	5,103	56,796
Monster Worldwide, Inc.*	1,752	21,182
Norfolk Southern Corp.	5,250	247,013
Northrop Grumman Corp.	4,635	208,760
PACCAR, Inc.	5,133	146,804
Pall Corp.	1,674	47,592
Parker Hannifin Corp.	2,285	97,204
Pitney Bowes, Inc.	2,922	74,453
Precision Castparts Corp.	1,969	117,116
Raytheon Co.	5,871	299,656
Republic Services, Inc.	4,552	112,844
Robert Half Int’l., Inc.	2,203	45,866
Rockwell Automation, Inc.	2,006	64,673
Rockwell Collins, Inc.	2,250	87,953
Ryder System, Inc.	797	30,908
Southwest Airlines Co.	10,488	90,407
Stericycle, Inc.*	1,213	63,173
Textron, Inc.	3,418	47,408
Tyco International Ltd.	6,711	144,958
Union Pacific Corp.	7,180	343,204
United Parcel Service, Inc. Cl B	14,110	778,308
United Technologies Corp.	13,478	722,421
Waste Management, Inc.	6,955	230,489
		12,333,520
TECHNOLOGY (7.7%)
Adobe Systems, Inc.*	7,528	160,271
Advanced Micro Devices, Inc.*	8,627	18,634
Affiliated Computer Svcs., Inc. Cl A*	1,383	63,549
Agilent Technologies, Inc.*	4,962	77,556

Akamai Technologies, Inc.*	2,389	36,050
Altera Corp.	4,216	70,449
Amphenol Corp. Cl A	2,496	59,854
Analog Devices, Inc.	4,129	78,534
Apple, Inc.*	12,603	1,075,666
Applied Materials, Inc.	19,022	192,693
Autodesk, Inc.*	3,208	63,037
Automatic Data Processing, Inc.	7,201	283,287
BMC Software, Inc.*	2,658	71,527
Broadcom Corp. Cl A*	6,297	106,860
CA, Inc.	5,585	103,490
Ciena Corp.*	1,275	8,543
Cisco Systems, Inc.*	83,013	1,353,112
Citrix Systems, Inc.*	2,576	60,716
Cognizant Technology Solutions Inc. Cl A*	4,128	74,552
Computer Sciences Corp.*	2,140	75,200
Compuware Corp.*	3,495	23,591
Convergys Corp.*	1,731	11,096
Corning, Inc.	22,037	210,013
Dell, Inc.*	24,535	251,238
eBay, Inc.*	15,208	212,304
Electronic Arts, Inc.*	4,549	72,966
EMC Corp.*	28,934	302,939
Fidelity Nat’l. Information Svcs., Inc.	2,694	43,831
Fiserv, Inc.*	2,271	82,596
FLIR Systems, Inc.*	1,885	57,832
Google, Inc.*	3,392	1,043,549
Harris Corp.	1,908	72,599
Hewlett-Packard Co.	34,723	1,260,098
Int’l. Business Machines Corp.	19,047	1,602,996
Intel Corp.	78,858	1,156,058
Intuit, Inc.*	4,534	107,864
Jabil Circuit, Inc.	2,987	20,162
JDS Uniphase Corp.*	3,117	11,377
Juniper Networks, Inc.*	7,485	131,062
KLA-Tencor Corp.	2,394	52,165
Lexmark International, Inc. Cl A*	1,112	29,913
Linear Technology Corp.	3,144	69,545
LSI Corp.*	9,146	30,090
MasterCard, Inc. Cl A	1,021	145,932
McAfee, Inc.*	2,129	73,600
MEMC Electronic Materials, Inc.*	3,189	45,539
Microchip Technology, Inc.	2,579	50,368
Micron Technology, Inc.*	10,829	28,589
Microsoft Corp.	108,464	2,108,540
Molex, Inc.	1,997	28,937
Motorola, Inc.	32,132	142,345
National Semiconductor Corp.	2,766	27,854
NetApp, Inc.*	4,681	65,394
Novell, Inc.*	4,895	19,042
Novellus Systems, Inc.*	1,385	17,091

Nvidia Corp.*	7,614	61,445
Oracle Corp.*	55,540	984,724
Paychex, Inc.	4,553	119,653
QLogic Corp.*	1,814	24,380
QUALCOMM, Inc.	23,471	840,966
salesforce.com, inc.*	1,488	47,631
SanDisk Corp.*	3,205	30,768
Sun Microsystems, Inc.*	10,472	40,003
Symantec Corp.*	11,854	160,266
Tellabs, Inc.*	5,643	23,249
Teradata Corp.*	2,495	37,001
Teradyne, Inc.*	2,400	10,128
Texas Instruments, Inc.	18,381	285,273
Total System Services, Inc.	2,791	39,074
Tyco Electronics	6,488	105,170
VeriSign, Inc.*	2,751	52,489
Western Union Co.	10,145	145,479
Xerox Corp.	12,272	97,808
Xilinx, Inc.	3,883	69,195
Yahoo!, Inc.*	19,675	240,035
		17,057,432
TELECOMMUNICATIONS (2.0%)
American Tower Corp. Cl A*	5,624	164,896
AT&T, Inc.	83,550	2,381,175
CenturyTel, Inc.	1,420	38,809
Embarq Corp.	2,013	72,387
Frontier Communications Corp.	4,414	38,578
Qwest Communications Int’l., Inc.	20,770	75,603
Sprint Nextel Corp.*	40,503	74,120
Verizon Communications, Inc.	40,272	1,365,221
Windstream Corp.	6,230	57,316
		4,268,105
UTILITIES (2.1%)
AES Corp.*	9,538	78,593
Allegheny Energy, Inc.	2,397	81,162
Ameren Corp.	2,998	99,713
American Electric Power Co., Inc.	5,722	190,428
CenterPoint Energy, Inc.	4,879	61,573
CMS Energy Corp.	3,207	32,423
Consolidated Edison, Inc.	3,880	151,048
Constellation Energy Group, Inc.	2,530	63,478
Dominion Resources, Inc.	8,242	295,393
DTE Energy Co.	2,305	82,219
Duke Energy Corp.	17,939	269,264
Dynegy, Inc. Cl A*	7,170	14,340
Edison International	4,619	148,362
Entergy Corp.	2,684	223,121
Equitable Resources, Inc.	1,849	62,034
Exelon Corp.	9,328	518,730
FirstEnergy Corp.	4,322	209,963

FPL Group, Inc.	5,795	291,662
Integrys Energy Group, Inc.	1,080	46,418
Nicor, Inc.	638	22,164
NiSource, Inc.	3,888	42,651
Pepco Hldgs., Inc.	3,065	54,434
PG&E Corp.	5,118	198,118
Pinnacle West Capital Corp.	1,422	45,689
PPL Corp.	5,317	163,179
Progress Energy, Inc.	3,730	148,641
Public Svc. Enterprise Group, Inc.	7,175	209,295
Questar Corp.	2,452	80,156
SCANA Corp.	1,698	60,449
Sempra Energy	3,454	147,244
Southern Co.	10,982	406,334
TECO Energy, Inc.	3,008	37,149
Wisconsin Energy Corp.	1,658	69,603
Xcel Energy, Inc.	6,367	118,108
		4,723,138
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $149,875,259) 50.4%		111,490,708

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.0%)
U.S. Treasury Bill (1)	AAA	0.01	04/30/09	500,000	499,950
U.S. Treasury Bill (1)	AAA	0.30	02/05/09	1,000,000	999,708
U.S. Treasury Bill (1)	AAA	1.07	01/02/09	700,000	699,980
					2,199,638
COMMERCIAL PAPER (2.2%)
Rockwell Collins, Inc.†	A-1	0.07	01/02/09	1,140,000	1,139,998
Toyota Motor Credit Corp.	A-1+	0.40	01/21/09	3,800,000	3,799,156
					4,939,154
TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $7,138,825) 3.2%					7,138,792

TOTAL INDEXED ASSETS (Cost: $157,014,084) 53.6%					118,629,500

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.7%)
Ball Corp.	7,215	300,072
Crown Hldgs., Inc.*	54,566	1,047,667
Cytec Industries, Inc.	11,659	247,404
Dow Chemical Co.	14,783	223,075
Freeport-McMoRan Copper & Gold, Inc.	5,053	123,495
Horsehead Hldg. Corp.*	20,966	98,540
Louisiana-Pacific Corp.	39,165	61,097
Monsanto Co.	5,790	407,327
Royal Gold, Inc.	9,162	450,862
Silgan Hldgs., Inc.	17,331	828,595
Taseko Mines Ltd.*	93,541	53,318
		3,841,452
CONSUMER, CYCLICAL (4.0%)
Aeropostale, Inc.*	13,186	212,295
Apollo Group, Inc. Cl A*	1,942	148,796
ArvinMeritor, Inc.	30,879	88,005
California Pizza Kitchen, Inc.*	29,019	311,084
Comcast Corp. Cl A	33,167	559,859
Corinthian Colleges, Inc.*	13,212	216,280
DeVry, Inc.	2,315	132,904
Dillard’s, Inc. Cl A	64,526	256,168
Family Dollar Stores, Inc.	10,582	275,873
Gymboree Corp.*	9,271	241,880
Home Depot, Inc.	6,555	150,896
Johnson Controls, Inc.	19,298	350,452
Landry’s Restaurants, Inc.	9,864	114,422
Leapfrog Enterprises, Inc.*	26,553	92,936
McDonald’s Corp.	15,316	952,502
Netflix, Inc.*	12,095	361,520
Omnicom Group, Inc.	9,340	251,433
P.F. Chang’s China Bistro, Inc.*	9,079	190,114
Pep Boys - Manny, Moe & Jack	38,571	159,298
Rent-A-Center, Inc.*	20,122	355,153
Sonic Corp.*	16,108	196,034
Staples, Inc.	23,512	421,335
Target Corp.	5,339	184,356
Time Warner, Inc.	26,455	266,137
TJX Cos., Inc.	4,425	91,022
Tupperware Brands Corp.	45,669	1,036,686
V.F. Corp.	4,700	257,419
WMS Industries, Inc.*	15,092	405,975
Wolverine World Wide, Inc.	29,411	618,807
		8,899,641
CONSUMER, NON-CYCLICAL (4.1%)
American Italian Pasta Co. Cl A*	37,133	829,551
Campbell Soup Co.	9,760	292,898
Casey’s General Stores, Inc.	3,941	89,737
Chattem, Inc.*	4,623	330,683
Clorox Co.	4,841	268,966
Colgate-Palmolive Co.	3,786	259,492
CVS Caremark Corp.	18,871	542,353
Flowers Foods, Inc.	4,455	108,524
General Mills, Inc.	10,636	646,137
Great Atlantic & Pacific Tea Co., Inc.*	49,746	311,907
Heinz (H.J.) Co.	6,390	240,264
Kimberly-Clark Corp.	4,656	245,557
Kraft Foods, Inc. Cl A	13,011	349,345
PepsiCo, Inc.	15,709	860,382
Proctor & Gamble Co.	23,331	1,442,322
Ralcorp Hldgs., Inc.*	8,157	476,369

Vector Group Ltd.	37,489	510,600
Wal-Mart Stores, Inc.	21,916	1,228,611
		9,033,698
ENERGY (3.9%)
Apache Corp.	3,145	234,397
Chevron Corp.	11,280	834,382
CNX Gas Corp.*	9,088	248,102
Concho Resources, Inc.*	13,425	306,359
ConocoPhillips	8,948	463,506
Consol Energy, Inc.	4,838	138,270
Devon Energy Corp.	4,431	291,161
Dresser-Rand Group, Inc.*	7,354	126,857
Dril-Quip, Inc.*	6,438	132,043
Ellora Energy, Inc.†	21,800	261,600
Exxon Mobil Corp.	32,795	2,618,025
Halliburton Co.	18,981	345,075
Noble Corp.	7,441	164,372
Occidental Petroleum Corp.	9,333	559,887
Penn Virginia Corp.	9,922	257,774
Pride International, Inc.*	7,875	125,843
Range Resources Corp.	5,352	184,055
Schlumberger Ltd.	7,884	333,730
Southwestern Energy Co.*	3,815	110,521
Superior Well Services, Inc.*	6,618	66,180
T-3 Energy Services, Inc.*	18,978	179,152
Trico Marine Services, Inc.*	13,617	60,868
Valero Energy Corp.	3,540	76,606
Willbros Group, Inc.*	11,389	96,465
Williams Cos., Inc.	11,624	168,316
XTO Energy, Inc.	3,831	135,119
		8,518,665
FINANCIAL (9.0%)
Aflac, Inc.	5,238	240,110
Ashford Hospitality Trust, Inc.	77,374	88,980
Aspen Insurance Hldgs. Ltd.	21,261	515,579
BancFirst Corp.	4,836	255,921
Bank Mutual Corp.	45,670	527,032
Bank of America Corp.	26,165	368,403
Bank of New York Mellon Corp.	16,262	460,702
Brookline Bancorp, Inc.	46,408	494,245
Capital One Financial Corp.	10,531	335,834
CapLease, Inc.	8,342	14,432
Chubb Corp.	6,539	333,489
Citigroup, Inc.	27,585	185,095
CME Group, Inc.	1,089	226,632
Ellington Financial LLC†	21,000	420,000
Federated Investors, Inc. Cl B	9,067	153,776
FelCor Lodging Trust, Inc.	34,033	62,621
First Niagara Financial Group, Inc.	35,170	568,699
Glacier Bancorp, Inc.	36,361	691,586
Goldman Sachs Group, Inc.	3,813	321,779
Highwoods Properties, Inc.	14,605	399,593
IBERIABANK Corp.	4,653	223,344
iShares Russell 2000 Growth Index Fund	18,850	958,711
iShares Russell 2000 Index Fund	5,740	282,810
iShares Russell 2000 Value Index Fund	5,800	285,186
iShares Russell Microcap Index Fund	4,179	133,101

JPMorgan Chase & Co.	18,540	584,566
Marlin Business Svcs. Corp.*	26,616	70,532
Meadowbrook Insurance Group, Inc.	50,303	323,951
Medical Properties Trust, Inc.	19,472	122,868
MetLife, Inc.	14,434	503,169
MFA Mortgage Investment, Inc.	51,301	302,163
Mid-America Apt. Communities, Inc.	5,021	186,580
MSCI, Inc. Cl A*	5,640	100,166
Nara Bancorp, Inc.	12,473	122,610
National Penn Bancshares, Inc.	32,755	475,275
NewAlliance Bancshares, Inc.	52,959	697,470
Pennsylvania REIT	13,605	101,357
PMA Capital Corp. Cl A*	36,585	259,022
ProAssurance Corp.*	8,305	438,338
Progressive Corp.	17,289	256,050
ProLogis	7,927	110,106
Realty Income Corp.	28,799	666,697
S.Y. Bancorp, Inc.	13,152	361,680
SeaBright Insurance Hldgs., Inc.*	27,487	322,697
Senior Housing Pptys. Trust	33,524	600,750
SPDR KBW Regional Banking ETF	30,765	897,107
Stifel Financial Corp.*	9,505	435,804
T. Rowe Price Group, Inc.	9,907	351,104
Tower Group, Inc.	7,793	219,841
Trico Bancshares	13,531	337,869
U.S. Bancorp	16,769	419,393
Vintage Wine Trust, Inc.†***	45,820	13,746
Wells Fargo & Co.	34,744	1,024,253
Westamerica Bancorporation	17,147	877,069
Westfield Financial, Inc.	24,801	255,946
		19,985,839
HEALTHCARE (6.6%)
Abbott Laboratories	23,573	1,258,091
Abiomed, Inc.*	19,208	315,395
Acorda Therapeutics, Inc.*	6,125	125,624
Aetna, Inc.	5,560	158,460
Alexion Pharmaceuticals, Inc.*	8,862	320,716
Allscripts Healthcare Solution	19,040	188,877
Almost Family, Inc.*	6,022	270,870
Alnylam Pharmaceuticals, Inc.*	6,669	164,924
Alphatec Hldgs., Inc.*	107,246	252,028
American Medical Systems Hldgs., Inc.*	39,490	355,015
AmerisourceBergen Corp.	8,607	306,926
Animal Health Int’l., Inc.*	21,810	46,455
Auxilium Pharmaceuticals, Inc.*	4,256	121,041
Baxter International, Inc.	4,015	215,164
Celgene Corp.*	9,170	506,918
Cepheid*	5,510	57,194
Conceptus, Inc.*	28,627	435,703
Conmed Corp.*	14,145	338,631
Covidien Ltd.	13,873	502,758
Enzon Pharmaceuticals, Inc.*	133,795	780,025
ev3, Inc.*	18,127	110,575
Gilead Sciences, Inc.*	21,372	1,092,964
Immucor, Inc.*	12,199	324,249
Isis Pharmaceuticals, Inc.*	8,228	116,673
Johnson & Johnson	26,461	1,583,162
Laboratory Corp. of America Hldgs.*	4,729	304,595

Landauer, Inc.	4,165	305,295
Magellan Health Svcs., Inc.*	10,719	419,756
McKesson Corp.	6,982	270,413
MedAssets, Inc.*	19,934	291,036
Medco Health Solutions, Inc.*	3,385	141,865
Medtronic, Inc.	8,916	280,141
Merck & Co., Inc.	9,862	299,805
Myriad Genetics, Inc.*	4,511	298,899
Neogen Corp.*	9,110	227,568
Onyx Pharmaceuticals, Inc.*	5,822	198,880
OSI Pharmaceuticals, Inc.*	6,028	235,393
OSI Pharmaceuticals, Inc. - rights*	1,570	1
Owens & Minor, Inc.	5,840	219,876
Psychiatric Solutions, Inc.*	6,624	184,478
Schering-Plough Corp.	25,737	438,301
Seattle Genetics, Inc.*	18,921	169,154
Sepracor, Inc.*	9,220	101,236
STERIS Corp.	10,278	245,541
United Therapeutics Corp.*	1,427	89,259
		14,669,930
INDUSTRIAL (6.3%)
Actuant Corp. Cl A	7,374	140,253
Aircastle Ltd.	31,902	152,492
Alaska Air Group, Inc.*	24,289	710,453
Astec Industries, Inc.*	10,883	340,964
AZZ, Inc.*	8,929	224,118
Belden, Inc.	7,475	156,078
Burlington Northern Santa Fe Corp.	3,887	294,285
Comfort Systems USA, Inc.	19,078	203,371
Cornell Cos., Inc.*	12,617	234,550
CRA International, Inc.*	9,426	253,842
Curtiss-Wright Corp.	6,204	207,152
Dollar Thrifty Automotive Grp.*	60,970	66,457
DXP Enterprises, Inc.*	10,249	149,738
Expeditors Int’l. of Washington, Inc.	7,490	249,192
Exponent, Inc.*	8,399	252,642
General Electric Co.	74,207	1,202,153
Genesee & Wyoming, Inc. Cl A*	24,589	749,965
Hub Group, Inc. Cl A*	7,811	207,226
Huron Consulting Group, Inc.*	8,358	478,663
Illinois Tool Works, Inc.	7,546	264,487
Insteel Industries, Inc.	15,522	175,243
ITT Corp.	8,356	384,292
JetBlue Airways Corp*	50,000	355,000
Lockheed Martin Corp.	6,516	547,865
Mueller Industries, Inc.	30,908	775,173
Northrop Grumman Corp.	9,273	417,656
Old Dominion Freight Line, Inc.*	26,717	760,366
Perini Corp.*	21,800	509,684
Powell Industries, Inc.*	4,205	122,029
RBC Bearings, Inc.*	5,655	114,683
Sauer-Danfoss, Inc.	6,344	55,510
Southwest Airlines Co.	28,769	247,989
Stanley, Inc.*	7,508	271,940
Sun Hydraulics Corp.	12,874	242,546
Teledyne Technologies, Inc.*	4,464	198,871
Tyco International Ltd.	13,742	296,827
Union Pacific Corp.	5,393	257,785
United Parcel Service, Inc. Cl B	11,211	618,399

United Technologies Corp.	9,431	505,502
Waste Connections, Inc.*	5,528	174,519
Watson Wyatt Worldwide, Inc. Cl A	4,900	234,318
Woodward Governor Co.	7,423	170,877
		13,975,155
TECHNOLOGY (6.0%)
Anixter International, Inc.*	4,237	127,618
Ansys, Inc.*	7,648	213,303
Apple, Inc.*	7,548	644,222
Applied Materials, Inc.	22,803	230,994
Automatic Data Processing, Inc.	8,735	343,635
Broadcom Corp. Cl A*	8,404	142,616
Cisco Systems, Inc.*	38,027	619,840
Data Domain, Inc.*	29,243	549,768
EMC Corp.*	15,768	165,091
FormFactor, Inc.*	9,006	131,488
Forrester Research, Inc.*	3,075	86,746
Global Cash Access Hldgs., Inc.*	35,916	79,734
Google, Inc.*	1,048	322,417
Harmonic, Inc.*	31,572	177,119
Hewlett-Packard Co.	20,181	732,368
Informatica Corp.*	45,167	620,143
Int’l. Business Machines Corp.	9,261	779,406
Intel Corp.	25,886	379,489
L-1 Identity Solutions, Inc.*	20,828	140,381
Littelfuse, Inc.*	8,450	140,270
MEMC Electronic Materials, Inc.*	3,621	51,708
Microsemi Corp.*	24,627	311,285
Microsoft Corp.	48,069	934,461
MKS Instruments, Inc.*	19,734	291,866
Monolithic Power Systems, Inc.*	11,543	145,557
Omniture, Inc.*	13,940	148,322
Oracle Corp.*	21,657	383,979
Parametric Technology Corp.*	46,206	584,506
Plexus Corp.*	12,895	218,570
QUALCOMM, Inc.	14,830	531,359
Semtech Corp.*	22,161	249,754
Sybase, Inc.*	26,416	654,324
Symantec Corp.*	30,331	410,075
Tech Data Corp.*	4,999	89,182
Technitrol, Inc.	14,786	51,455
TIBCO Software, Inc.*	38,093	197,703
Trimble Navigation Ltd.*	6,650	143,707
ViaSat, Inc.*	14,209	342,153
Websense, Inc.*	45,460	680,536
Yahoo!, Inc.*	16,265	198,433
		13,245,583
TELECOMMUNICATIONS (1.2%)
American Tower Corp. Cl A*	11,664	341,988
AT&T, Inc.	39,817	1,134,785
Consolidated Comms. Hldgs., Inc.	32,960	391,565
Iowa Telecommunications Svcs., Inc.	19,156	273,548
Syniverse Hldgs., Inc.*	40,277	480,907
		2,622,793

UTILITIES (2.0%)
ALLETE, Inc.	6,073	195,976
Avista Corp.	38,872	753,339
Black Hills Corp.	6,281	169,336
Dominion Resources, Inc.	12,254	439,183
Edison International	3,437	110,396
Entergy Corp.	1,912	158,945
Exelon Corp.	5,085	282,777
FirstEnergy Corp.	5,230	254,073
FPL Group, Inc.	3,918	197,193
Northwest Natural Gas Co.	5,140	227,342
NV Energy, Inc.	17,985	177,872
PNM Resources, Inc.	15,941	160,685
Public Svc. Enterprise Group, Inc.	4,719	137,653
Sempra Energy	6,376	271,809
Unisource Energy Corp.	14,307	420,054
Westar Energy, Inc.	17,575	360,463
		4,317,096
TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $124,430,840) 44.8%		99,109,852

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
ACTIVE ASSETS:
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.0%)
GSC Capital Corp.†(2)	NR	7.25	07/15/10	460,000	0

TOTAL ACTIVE ASSETS - LONG-TERM DEBT SECURITIES (Cost: $460,000) 0.0%					0

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.6%)
Rockwell Collins, Inc.†	A-1	0.07	01/02/09	2,900,000	2,899,994
Washington Post Co.†	A-1	0.03	01/05/09	700,000	699,998
					3,599,992
TOTAL ACTIVE ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $3,599,992) 1.6%					3,599,992

TOTAL ACTIVE ASSETS (Cost: $128,490,832) 46.4%					102,709,844

TEMPORARY CASH INVESTMENTS (3) (Cost: $266,800) 0.1%					266,800

TOTAL INVESTMENTS (Cost: $285,771,716) 100.1%					221,606,144

OTHER NET ASSETS (0.1%)					(100,407)

NET ASSETS 100.0%					$221,505,737

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP VALUE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2008

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (7.7%)
Crown Hldgs., Inc.*	307,509	5,904,173
Cytec Industries, Inc.	65,093	1,381,273
Horsehead Hldg. Corp.*	115,646	543,536
Louisiana-Pacific Corp.	208,126	324,677
Silgan Hldgs., Inc.	72,740	3,477,699
Taseko Mines Ltd.*	497,732	283,707
		11,915,065
CONSUMER, CYCLICAL (6.9%)
Dillard’s, Inc. Cl A	364,753	1,448,069
Landry’s Restaurants, Inc.	54,058	627,073
Pep Boys - Manny, Moe & Jack	211,618	873,982
Rent-A-Center, Inc.*	113,956	2,011,323
Tupperware Brands Corp.	167,293	3,797,551
Wolverine World Wide, Inc.	93,385	1,964,820
		10,722,818
CONSUMER, NON-CYCLICAL (7.2%)
American Italian Pasta Co. Cl A*	204,187	4,561,538
Casey’s General Stores, Inc.	22,308	507,953
Chattem, Inc.*	10,653	762,009
Flowers Foods, Inc.	25,174	613,239
Great Atlantic & Pacific Tea Co., Inc.*	280,895	1,761,212
Ralcorp Hldgs., Inc.*	15,593	910,631
Vector Group Ltd.	149,410	2,034,964
		11,151,546
ENERGY (1.9%)
CNX Gas Corp.*	24,897	679,688
Ellora Energy, Inc.†	119,800	1,437,600
Superior Well Services, Inc.*	36,739	367,390
T-3 Energy Services, Inc.*	17,643	166,550
Trico Marine Services, Inc.*	75,916	339,345
		2,990,573
FINANCIAL (37.6%)
Ashford Hospitality Trust, Inc.	415,444	477,761
Aspen Insurance Hldgs. Ltd.	116,870	2,834,098
BancFirst Corp.	27,328	1,446,198
Bank Mutual Corp.	258,034	2,977,712
Brookline Bancorp, Inc.	262,784	2,798,650
CapLease, Inc.	45,534	78,774
Ellington Financial LLC†	123,900	2,478,000
FelCor Lodging Trust, Inc.	181,679	334,289
First Niagara Financial Group, Inc.	198,846	3,215,340
Glacier Bancorp, Inc.	133,149	2,532,494
Highwoods Properties, Inc.	80,296	2,196,899
IBERIABANK Corp.	26,340	1,264,320
iShares Russell 2000 Index Fund	31,570	1,555,454
iShares Russell 2000 Value Index Fund	31,890	1,568,031
Marlin Business Svcs. Corp.*	145,828	386,444
Meadowbrook Insurance Group, Inc.	276,483	1,780,551
Medical Properties Trust, Inc.	106,922	674,678
MFA Mortgage Investment, Inc.	290,507	1,711,086
Mid-America Apt. Communities, Inc.	27,613	1,026,099

Nara Bancorp, Inc.	70,620	694,195
National Penn Bancshares, Inc.	185,548	2,692,301
NewAlliance Bancshares, Inc.	216,271	2,848,289
Pennsylvania REIT	75,234	560,493
PMA Capital Corp. Cl A*	205,703	1,456,377
ProAssurance Corp.*	45,656	2,409,724
Realty Income Corp.	81,030	1,875,845
S.Y. Bancorp, Inc.	74,256	2,042,040
SeaBright Insurance Hldgs., Inc.*	155,526	1,825,875
Senior Housing Pptys. Trust	100,291	1,797,215
SPDR KBW Regional Banking ETF	96,890	2,825,312
Trico Bancshares	75,112	1,875,547
Vintage Wine Trust, Inc.†***	246,840	74,052
Westamerica Bancorporation	53,045	2,713,252
Westfield Financial, Inc.	140,435	1,449,289
		58,476,684
HEALTHCARE (4.3%)
Alphatec Hldgs., Inc.*	314,986	740,217
American Medical Systems Hldgs., Inc.*	64,546	580,269
Animal Health Int’l., Inc.*	119,920	255,430
Conceptus, Inc.*	90,602	1,378,962
Conmed Corp.*	24,826	594,334
Enzon Pharmaceuticals, Inc.*	440,855	2,570,185
Sepracor, Inc.*	52,027	571,256
		6,690,653
INDUSTRIAL (11.9%)
Aircastle Ltd.	180,718	863,832
Alaska Air Group, Inc.*	134,880	3,945,240
Cornell Cos., Inc.*	71,288	1,325,244
CRA International, Inc.*	53,352	1,436,769
Dollar Thrifty Automotive Grp.*	327,390	356,855
Genesee & Wyoming, Inc. Cl A*	57,184	1,744,112
Mueller Industries, Inc.	174,672	4,380,774
Old Dominion Freight Line, Inc.*	80,465	2,290,034
Perini Corp.*	87,507	2,045,914
		18,388,774
TECHNOLOGY (8.0%)
Anixter International, Inc.*	23,853	718,452
Data Domain, Inc.*	71,562	1,345,366
Global Cash Access Hldgs., Inc.*	198,654	441,012
Informatica Corp.*	94,136	1,292,487
Littelfuse, Inc.*	17,444	289,570
Microsemi Corp.*	28,771	363,665
MKS Instruments, Inc.*	50,064	740,447
Parametric Technology Corp.*	133,934	1,694,265
Semtech Corp.*	28,600	322,322
Sybase, Inc.*	64,461	1,596,699
Tech Data Corp.*	28,219	503,427
Technitrol, Inc.	83,579	290,855
TIBCO Software, Inc.*	203,133	1,054,260
Websense, Inc.*	118,667	1,776,445
		12,429,272

TELECOMMUNICATIONS (2.3%)
Consolidated Comms. Hldgs., Inc.	67,748	804,846
Iowa Telecommunications Svcs., Inc.	106,466	1,520,334
Syniverse Hldgs., Inc.*	109,984	1,313,209
		3,638,389
UTILITIES (7.0%)
Avista Corp.	123,693	2,397,170
Black Hills Corp.	34,503	930,201
Northwest Natural Gas Co.	28,283	1,250,957
NV Energy, Inc.	98,539	974,551
PNM Resources, Inc.	88,294	890,004
Unisource Energy Corp.	79,227	2,326,105
Westar Energy, Inc.	102,400	2,100,224
		10,869,212
TOTAL COMMON STOCKS (Cost: $190,455,820) 94.8%		147,272,986

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.0%)
GSC Capital Corp.†(2)	NR	7.25	07/15/10	1,890,000	0

TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,890,000) 0.0%					0

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.3%)
FHLMC	AAA	0.03	02/04/09	420,000	419,988

COMMERCIAL PAPER (4.7%)
Danaher Corp.	A-1	0.02	01/05/09	3,800,000	3,799,992
Hershey Co.	A-1	1.15	01/12/09	1,000,000	999,648
Rockwell Collins, Inc.†	A-1	0.07	01/02/09	1,000,000	999,998
Washington Post Co.†	A-1	0.03	01/05/09	1,500,000	1,499,995
					7,299,633
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $7,719,621) 5.0%					7,719,621

TOTAL INVESTMENTS (Cost: $200,065,441) 99.8%					154,992,607

OTHER NET ASSETS 0.2%					338,939

NET ASSETS 100.0%					$155,331,546

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP GROWTH FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2008

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (2.4%)
Royal Gold, Inc.	50,590	2,489,534
Silgan Hldgs., Inc.	22,756	1,087,964
		3,577,498
CONSUMER, CYCLICAL (11.5%)
Aeropostale, Inc.*	72,957	1,174,608
ArvinMeritor, Inc.	171,076	487,567
California Pizza Kitchen, Inc.*	160,330	1,718,738
Corinthian Colleges, Inc.*	73,020	1,195,337
DeVry, Inc.	12,846	737,489
Gymboree Corp.*	51,269	1,337,608
Leapfrog Enterprises, Inc.*	146,785	513,748
Netflix, Inc.*	66,883	1,999,133
P.F. Chang’s China Bistro, Inc.*	50,428	1,055,962
Sonic Corp.*	89,043	1,083,653
Tupperware Brands Corp.	85,275	1,935,743
WMS Industries, Inc.*	83,506	2,246,311
Wolverine World Wide, Inc.	68,811	1,447,783
		16,933,680
CONSUMER, NON-CYCLICAL (2.5%)
Chattem, Inc.*	15,154	1,083,966
Ralcorp Hldgs., Inc.*	29,833	1,742,247
Vector Group Ltd.	58,468	796,334
		3,622,547
ENERGY (5.0%)
CNX Gas Corp.*	25,700	701,610
Concho Resources, Inc.*	74,341	1,696,462
Dresser-Rand Group, Inc.*	40,560	699,660
Dril-Quip, Inc.*	35,579	729,725
Penn Virginia Corp.	54,826	1,424,379
Pride International, Inc.*	43,500	695,130
T-3 Energy Services, Inc.*	87,362	824,697
Willbros Group, Inc.*	63,018	533,762
		7,305,425
FINANCIAL (13.7%)
Glacier Bancorp, Inc.	70,973	1,349,906
iShares Russell 2000 Growth Index Fund	102,887	5,232,830
iShares Russell Microcap Index Fund	22,814	726,626
MSCI, Inc. Cl A*	31,199	554,094
NewAlliance Bancshares, Inc.	81,287	1,070,550
Realty Income Corp.	78,317	1,813,039
Senior Housing Pptys. Trust	84,605	1,516,122
SPDR KBW Regional Banking ETF	71,363	2,080,945
Stifel Financial Corp.*	52,599	2,411,664
Tower Group, Inc.	43,282	1,220,985
Westamerica Bancorporation	43,108	2,204,974
		20,181,735
HEALTHCARE (23.0%)
Abiomed, Inc.*	106,147	1,742,934
Acorda Therapeutics, Inc.*	33,860	694,469
Alexion Pharmaceuticals, Inc.*	49,062	1,775,554
Allscripts Healthcare Solution	105,247	1,044,050

Almost Family, Inc.*	33,261	1,496,080
Alnylam Pharmaceuticals, Inc.*	36,819	910,534
Alphatec Hldgs., Inc.*	284,338	668,194
American Medical Systems Hldgs., Inc.*	153,576	1,380,648
Auxilium Pharmaceuticals, Inc.*	23,561	670,075
Cepheid*	30,600	317,628
Conceptus, Inc.*	70,016	1,065,644
Conmed Corp.*	53,332	1,276,768
Enzon Pharmaceuticals, Inc.*	308,291	1,797,337
ev3, Inc.*	100,238	611,452
Immucor, Inc.*	67,529	1,794,921
Isis Pharmaceuticals, Inc.*	45,520	645,474
Landauer, Inc.	23,073	1,691,251
Magellan Health Svcs., Inc.*	59,239	2,319,799
MedAssets, Inc.*	110,125	1,607,825
Myriad Genetics, Inc.*	24,937	1,652,326
Neogen Corp.*	50,308	1,256,694
Onyx Pharmaceuticals, Inc.*	32,240	1,101,318
OSI Pharmaceuticals, Inc.*	33,316	1,300,990
Owens & Minor, Inc.	32,214	1,212,857
Psychiatric Solutions, Inc.*	36,455	1,015,272
Seattle Genetics, Inc.*	105,089	939,496
STERIS Corp.	56,760	1,355,996
United Therapeutics Corp.*	7,898	494,020
		33,839,606
INDUSTRIAL (20.3%)
Actuant Corp. Cl A	40,880	777,538
Astec Industries, Inc.*	60,237	1,887,225
AZZ, Inc.*	49,434	1,240,793
Belden, Inc.	41,455	865,580
Comfort Systems USA, Inc.	105,534	1,124,992
Curtiss-Wright Corp.	34,164	1,140,736
DXP Enterprises, Inc.*	56,619	827,204
Exponent, Inc.*	46,465	1,397,667
Genesee & Wyoming, Inc. Cl A*	75,246	2,295,003
Hub Group, Inc. Cl A*	43,241	1,147,184
Huron Consulting Group, Inc.*	46,196	2,645,645
Insteel Industries, Inc.	85,818	968,885
JetBlue Airways Corp*	276,594	1,963,817
Old Dominion Freight Line, Inc.*	69,055	1,965,305
Perini Corp.*	34,920	816,430
Powell Industries, Inc.*	23,293	675,963
RBC Bearings, Inc.*	31,341	635,595
Sauer-Danfoss, Inc.	35,151	307,571
Stanley, Inc.*	41,451	1,501,355
Sun Hydraulics Corp.	71,277	1,342,859
Teledyne Technologies, Inc.*	24,719	1,101,231
Waste Connections, Inc.*	30,569	965,063
Watson Wyatt Worldwide, Inc. Cl A	27,132	1,297,452
Woodward Governor Co.	41,025	944,396
		29,835,489
TECHNOLOGY (15.6%)
Ansys, Inc.*	42,384	1,182,090
Data Domain, Inc.*	90,844	1,707,867
FormFactor, Inc.*	49,778	726,759
Forrester Research, Inc.*	16,950	478,160

Harmonic, Inc.*	174,603	979,523
Informatica Corp.*	157,312	2,159,894
L-1 Identity Solutions, Inc.*	115,073	775,592
Littelfuse, Inc.*	29,748	493,817
Microsemi Corp.*	107,215	1,355,198
MKS Instruments, Inc.*	59,967	886,912
Monolithic Power Systems, Inc.*	63,815	804,707
Omniture, Inc.*	76,966	818,918
Parametric Technology Corp.*	120,426	1,523,389
Plexus Corp.*	71,179	1,206,484
Semtech Corp.*	93,737	1,056,416
Sybase, Inc.*	83,106	2,058,536
Trimble Navigation Ltd.*	36,700	793,087
ViaSat, Inc.*	78,621	1,893,194
Websense, Inc.*	135,242	2,024,573
		22,925,116
TELECOMMUNICATIONS (1.9%)
Consolidated Comms. Hldgs., Inc.	113,952	1,353,750
Syniverse Hldgs., Inc.*	114,957	1,372,587
		2,726,337
UTILITIES (1.9%)
ALLETE, Inc.	33,644	1,085,692
Avista Corp.	90,731	1,758,367
		2,844,059
TOTAL COMMON STOCKS (Cost: $171,945,056) 97.8%		143,791,492

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (4.0%)
Rockwell Collins, Inc.†	A-1	0.07	01/02/09	1,000,000	999,998
Toyota Motor Credit Corp.	A-1+	0.45	01/13/09	4,000,000	3,999,400
Washington Post Co.†	A-1	0.03	01/05/09	800,000	799,997
					5,799,395
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $5,799,395) 4.0%					5,799,395

TOTAL INVESTMENTS (Cost: $177,744,451) 101.8%					149,590,887

OTHER NET ASSETS (1.8%)					(2,660,133)

NET ASSETS 100.0%					$146,930,754

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID CAP VALUE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2008

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (9.2%)
Agnico-Eagle Mines Ltd.	7,257	372,502
Crown Hldgs., Inc.*	51,378	986,460
Cytec Industries, Inc.	8,332	176,805
Eastman Chemical Co.	7,251	229,929
Louisiana-Pacific Corp.	17,461	27,239
Lubrizol Corp.	8,662	315,210
Sonoco Products Co.	21,391	495,416
Steel Dynamics, Inc.	13,681	152,954
		2,756,515
CONSUMER, CYCLICAL (8.1%)
Black & Decker Corp.	4,570	191,072
Discovery Comms., Inc. Cl C*	5,662	75,814
Ford Motor Co.*	14,840	33,984
Fortune Brands, Inc.	5,235	216,101
Johnson Controls, Inc.	16,081	292,031
Mohawk Industries, Inc.*	4,857	208,705
Newell Rubbermaid, Inc.	11,011	107,688
Penney (J.C.) Co., Inc.	3,634	71,590
PetSmart, Inc.	9,646	177,969
Polo Ralph Lauren Corp.	6,287	285,493
Rent-A-Center, Inc.*	11,925	210,476
V.F. Corp.	9,831	538,444
		2,409,367
CONSUMER, NON-CYCLICAL (8.8%)
Avon Products, Inc.	7,716	185,415
Clorox Co.	5,345	296,968
Coca-Cola Enterprises, Inc.	17,931	215,710
Heinz (H.J.) Co.	6,967	261,959
J.M. Smucker Co.	5,185	224,822
Kroger Co.	28,757	759,472
Ralcorp Hldgs., Inc.*	3,121	182,266
Vector Group Ltd.	37,812	514,999
		2,641,611
ENERGY (4.0%)
CNX Gas Corp.*	11,097	302,948
Denbury Resources, Inc.*	13,460	146,983
Range Resources Corp.	14,211	488,716
Spectra Energy Corp.	17,321	272,633
		1,211,280
FINANCIAL (28.5%)
American Financial Group, Inc.	22,287	509,927
Ameriprise Financial, Inc.	15,376	359,183
Annaly Capital Mgmt., Inc.	17,048	270,552
Aon Corp.	12,975	592,698
Apartment Investment & Co. Cl A	15,112	174,544
Associated Banc-Corp.	25,911	542,317
Assurant, Inc.	7,564	226,920
BOK Financial Corp.	11,721	473,528
Developers Diversified Realty Corp.	10,998	53,670
Discover Financial Svcs.	13,227	126,053
Equity Residential	16,783	500,469
Everest Re Group Ltd.	2,416	183,954
Fulton Financial Corp.	39,399	379,018

Genworth Financial, Inc. Cl A	17,034	48,206
Host Hotels & Resorts, Inc.	22,213	168,152
iShares Russell Midcap Index Fund	4,810	287,253
iShares Russell Midcap Value Index Fd.	10,180	289,519
M&T Bank Corp.	2,382	136,751
Marsh & McLennan Cos., Inc.	12,252	297,356
People’s United Financial, Inc.	40,023	713,610
Principal Financial Grp., Inc.	11,124	251,069
Progressive Corp.	17,732	262,611
ProLogis	8,338	115,815
SPDR KBW Regional Banking ETF	16,100	469,476
StanCorp Financial Group, Inc.	12,752	532,651
Vornado Realty Trust	9,385	566,385
		8,531,687
HEALTHCARE (4.7%)
AmerisourceBergen Corp.	8,717	310,848
CIGNA Corp.	11,344	191,146
Hospira, Inc.*	9,214	247,119
Laboratory Corp. of America Hldgs.*	4,550	293,066
Varian Medical Systems, Inc.*	6,418	224,887
Vertex Pharmaceuticals, Inc.*	4,473	135,890
		1,402,956
INDUSTRIAL (7.6%)
Alliant TechSystems, Inc.*	6,437	552,037
CSX Corp.	10,789	350,319
Donnelley (R.R.) & Sons Co.	21,092	286,429
ITT Corp.	4,899	225,305
Lincoln Electric Hldgs., Inc.	7,239	368,682
Precision Castparts Corp.	5,791	344,449
Southwest Airlines Co.	15,621	134,653
		2,261,874
TECHNOLOGY (7.3%)
Amdocs Ltd.*	7,132	130,444
Computer Sciences Corp.*	5,034	176,895
Fidelity Nat’l. Information Svcs., Inc.	11,057	179,897
McAfee, Inc.*	12,870	444,916
Mettler-Toledo Int’l., Inc.*	4,944	333,226
Micron Technology, Inc.*	35,995	95,027
NCR Corp.*	7,716	109,104
Sybase, Inc.*	12,501	309,650
Teradata Corp.*	7,716	114,428
Xerox Corp.	36,231	288,761
		2,182,348
TELECOMMUNICATIONS (1.7%)
Embarq Corp.	10,147	364,886
Qwest Communications Int’l., Inc.	36,355	132,332
		497,218
UTILITIES (14.7%)
American Electric Power Co., Inc.	16,061	534,510
Edison International	18,275	586,993
Energen Corp.	13,697	401,733
Entergy Corp.	6,208	516,071
Pepco Hldgs., Inc.	25,532	453,448
PG&E Corp.	14,078	544,959
PPL Corp.	12,669	388,812
Puget Energy, Inc.	10,885	296,834
Sempra Energy	16,093	686,045
		4,409,405
TOTAL COMMON STOCKS (Cost: $39,104,340) 94.6%		28,304,261

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (5.0%)
Toyota Motor Credit Corp.	A-1+	0.40	01/21/09	700,000	699,844
Unilever Capital Corp.†	A-1	0.05	01/02/09	400,000	399,999
Washington Post Co.†	A-1	0.03	01/05/09	400,000	399,999
					1,499,842
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,499,842) 5.0%					1,499,842

TOTAL INVESTMENTS (Cost: $40,604,182) 99.6%					29,804,103

OTHER NET ASSETS 0.4%					109,887

NET ASSETS 100.0%					$29,913,990

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2008

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (6.0%)
Airgas, Inc.	26,719	1,041,774
Albemarle Corp.	30,106	671,364
AptarGroup, Inc.	22,283	785,253
Ashland, Inc.	21,835	229,486
Cabot Corp.	21,593	330,373
Carpenter Technology Corp.	14,550	298,857
Chemtura Corp.	80,036	112,050
Cliffs Natural Resources, Inc.	37,463	959,427
Commercial Metals Co.	37,561	445,849
Cytec Industries, Inc.	15,550	329,971
Ferro Corp.	14,438	101,788
FMC Corp.	24,431	1,092,799
Greif, Inc. Cl A	11,252	376,154
Louisiana-Pacific Corp.	30,002	46,803
Lubrizol Corp.	22,199	807,822
Martin Marietta Materials, Inc	13,669	1,326,987
Minerals Technologies, Inc.	6,186	253,007
Olin Corp.	25,376	458,798
Packaging Corp. of America	33,798	454,921
Reliance Steel & Aluminum Co.	21,048	419,697
RPM International, Inc.	42,485	564,626
Scotts Miracle-Gro Co. Cl A	14,457	429,662
Sensient Technologies Corp.	15,957	381,053
Sonoco Products Co.	32,916	762,335
Steel Dynamics, Inc.	53,373	596,710
Temple-Inland, Inc.	35,155	168,744
Terra Industries, Inc.	33,709	561,929
Valspar Corp.	32,936	595,812
Worthington Industries, Inc.	19,772	217,887
		14,821,938
CONSUMER, CYCLICAL (12.4%)
99 Cents Only Stores*	15,467	169,054
Advance Auto Parts, Inc.	31,254	1,051,697
Aeropostale, Inc.*	22,054	355,069
American Eagle Outfitters, Inc.	68,046	636,911
American Greetings Corp. Cl A	14,989	113,467
AnnTaylor Stores Corp.*	18,858	108,811
ArvinMeritor, Inc.	24,362	69,432
Barnes & Noble, Inc.	12,165	182,475
Belo Corp. Cl A	29,012	45,259
Blyth, Inc.	7,987	62,618
Bob Evans Farms, Inc.	10,133	207,017
BorgWarner, Inc.	38,220	832,049
Boyd Gaming Corp.	18,840	89,113
Brink’s Home Security Hldgs., Inc.*	13,445	294,714

Brinker International, Inc.	33,613	354,281
Callaway Golf Co.	21,316	198,026
Career Education Corp.*	24,281	435,601
CarMax, Inc.*	72,755	573,309
Cheesecake Factory, Inc.*	19,710	199,071
Chico’s FAS, Inc.*	58,517	244,601
Chipotle Mexican Grill, Inc. Cl A*	10,887	674,776
Coldwater Creek, Inc.*	15,651	44,605
Collective Brands, Inc.*	21,038	246,565
Corinthian Colleges, Inc.*	28,251	462,469
DeVry, Inc.	20,333	1,167,318
Dick’s Sporting Goods, Inc.*	28,082	396,237
Dollar Tree, Inc.*	29,910	1,250,238
DreamWorks Animation SKG Cl A*	25,434	642,463
Foot Locker, Inc.	51,132	375,309
Furniture Brands Int’l., Inc.	13,690	30,255
Gentex Corp.	46,105	407,107
Guess?, Inc.	19,879	305,143
Hanesbrands, Inc.*	30,854	393,389
Harte-Hanks, Inc.	12,537	78,231
Hovnanian Enterprises, Inc. Cl A*	16,718	28,755
International Speedway Corp. Cl A	9,168	263,397
ITT Educational Svcs., Inc.*	10,344	982,473
J. Crew Group, Inc.*	17,117	208,827
Lamar Advertising Co. Cl A*	25,070	314,879
Life Time Fitness, Inc.*	11,534	149,365
LKQ Corp.*	46,684	544,335
Marvel Entertainment, Inc.*	16,188	497,781
Matthews International Corp. Cl A	10,089	370,065
MDC Hldgs., Inc.	12,138	367,781
Modine Manufacturing Co.	10,827	52,727
Mohawk Industries, Inc.*	18,516	795,633
Netflix, Inc.*	13,749	410,958
NVR, Inc.*	1,800	821,250
O’Reilly Automotive, Inc.*	44,400	1,364,856
Pacific Sunwear of California, Inc.*	21,681	34,473
PetSmart, Inc.	41,957	774,107
Phillips-Van Heusen Corp.	16,985	341,908
Priceline.com, Inc.*	13,397	986,689
Regis Corp.	14,259	207,183
Rent-A-Center, Inc.*	22,036	388,935
Ross Stores, Inc.	42,704	1,269,590
Ryland Group, Inc.	14,102	249,182
Saks, Inc.*	46,892	205,387
Scholastic Corp.	8,731	118,567
Scientific Games Corp. Cl A*	21,459	376,391
Service Corp. International	84,364	419,289
Sotheby’s	22,210	197,447

Strayer Education, Inc.	4,697	1,007,084
The Warnaco Group, Inc.*	15,389	302,086
Thor Industries, Inc.	11,711	154,351
Timberland Co. Cl A*	15,188	175,421
Toll Brothers, Inc.*	43,001	921,511
Tupperware Brands Corp.	20,461	464,465
Under Armour, Inc. Cl A*	12,039	287,010
Urban Outfitters, Inc.*	37,641	563,862
Wendy’s/Arby’s Group, Inc.	137,997	681,705
Wiley (John) & Sons, Inc. Cl A	14,132	502,817
Williams-Sonoma, Inc.	28,589	224,710
		30,723,932
CONSUMER, NON-CYCLICAL (4.0%)
Alberto-Culver Co.	28,131	689,491
BJ’s Wholesale Club, Inc.*	19,410	664,987
Church & Dwight Co., Inc.	23,114	1,297,158
Corn Products Int’l., Inc.	24,585	709,277
Energizer Hldgs., Inc.*	19,246	1,041,978
Flowers Foods, Inc.	26,020	633,847
Hansen Natural Corp.*	24,407	818,367
Hormel Foods Corp.	23,139	719,160
Lancaster Colony Corp.	6,551	224,699
NBTY, Inc.*	18,095	283,187
PepsiAmericas, Inc.	18,911	385,028
Ralcorp Hldgs., Inc.*	18,596	1,086,006
Ruddick Corp.	12,917	357,155
Smithfield Foods, Inc.*	39,218	551,797
Tootsie Roll Industries, Inc.	8,548	218,914
Universal Corp.	8,247	246,338
		9,927,389
ENERGY (5.6%)
Arch Coal, Inc.	47,153	768,122
Bill Barrett Corp.*	12,215	258,103
Cimarex Energy Co.	27,485	736,048
Comstock Resources, Inc.*	15,188	717,633
Denbury Resources, Inc.*	81,539	890,406
Encore Aquisition Co.*	17,415	444,431
Exterran Hldgs., Inc.*	21,358	454,925
FMC Technologies, Inc.*	41,271	983,488
Forest Oil Corp.*	32,056	528,603
Frontier Oil Corp.	34,294	433,133
Helix Energy Solutions Group*	30,316	219,488
Helmerich & Payne, Inc.	34,731	790,130
Mariner Energy, Inc.*	29,328	299,146
Newfield Exploration Co.*	43,649	862,068
Oceaneering Int’l., Inc.*	17,980	523,937
Overseas Shipholding Group, Inc.	8,324	350,524
Patriot Coal Corp.*	20,944	130,900

Patterson-UTI Energy, Inc.	51,033	587,390
Plains Exploration & Production Co.*	35,515	825,369
Pride International, Inc.*	57,124	912,842
Quicksilver Resources, Inc.*	36,902	205,544
Southern Union Co.	40,922	533,623
Superior Energy Services, Inc.*	25,589	407,633
Tidewater, Inc.	17,011	685,033
Unit Corp.*	15,598	416,779
		13,965,298
FINANCIAL (18.6%)
Affiliated Managers Group, Inc.*	13,558	568,351
Alexandria Real Estate Equities, Inc.	10,637	641,837
AMB Property Corp	32,508	761,337
American Financial Group, Inc.	24,787	567,127
AmeriCredit Corp.*	38,381	293,231
Apollo Investment Corp.	46,942	437,030
Associated Banc-Corp.	42,153	882,262
Astoria Financial Corp.	26,578	438,005
BancorpSouth, Inc.	23,864	557,463
Bank of Hawaii Corp.	15,748	711,337
Berkley (W.R.) Corp.	45,770	1,418,870
BRE Properties, Inc.	16,864	471,855
Brown & Brown, Inc.	38,294	800,345
Camden Property Trust	17,579	550,926
Cathay General Bancorp	16,340	388,075
City National Corp.	13,356	650,437
Colonial BancGroup, Inc.	66,815	138,307
Commerce Bancshares, Inc.	21,771	956,835
Cousins Properties, Inc.	14,416	199,662
Cullen/Frost Bankers, Inc.	19,580	992,314
Duke Realty Corp.	48,639	533,083
Eaton Vance Corp.	38,299	804,662
Equity One, Inc.	10,882	192,611
Essex Property Trust, Inc.	8,844	678,777
Everest Re Group Ltd.	20,270	1,543,358
Federal Realty Investment Trust	19,465	1,208,387
Fidelity Nat’l. Financial, Inc. Cl A	69,909	1,240,885
First American Corp.	30,652	885,536
First Niagara Financial Group, Inc.	39,126	632,667
FirstMerit Corp.	26,726	550,288
Fulton Financial Corp.	57,754	555,593
Gallagher (Arthur J.) & Co.	31,356	812,434
Hanover Insurance Group, Inc.	16,860	724,474
HCC Insurance Hldgs., Inc.	37,858	1,012,702
Health Care REIT, Inc.	34,146	1,440,961
Highwoods Properties, Inc.	20,981	574,040
Horace Mann Educators Corp.	12,900	118,551
Hospitality Properties Trust	31,020	461,267

Jefferies Group, Inc.	39,927	561,374
Jones Lang LaSalle, Inc.	11,388	315,448
Liberty Property Trust	32,398	739,646
Mack-Cali Realty Corp.	21,744	532,728
Mercury General Corp.	11,749	540,337
Nationwide Health Pptys., Inc.	32,791	941,758
New York Community Bancorp, Inc.	113,602	1,358,680
Old Republic Int’l. Corp.	76,163	907,863
OMEGA Healthcare Investors, Inc.*	25,884	413,367
PacWest Bancorp	8,080	217,352
PMI Group, Inc.	22,900	44,655
Potlatch Corp.	13,044	339,274
Protective Life Corp.	23,073	331,098
Raymond James Financial, Inc.	31,836	545,351
Rayonier, Inc.	26,017	815,633
Realty Income Corp.	34,415	796,707
Regency Centers Corp.	23,105	1,079,004
Reinsurance Grp. of America, Inc.	23,950	1,025,539
SEI Investments Co.	44,034	691,774
SL Green Realty Corp	19,612	507,951
StanCorp Financial Group, Inc.	16,148	674,502
SVB Financial Group*	10,823	283,887
Synovus Financial Corp.	92,672	769,178
TCF Financial Corp.	38,032	519,517
The Macerich Co.	25,122	456,216
UDR, Inc.	44,948	619,833
Unitrin, Inc.	16,249	259,009
Valley National Bancorp*	44,821	907,625
Waddell & Reed Financial, Inc. Cl A	27,988	432,694
Washington Federal, Inc.	29,038	434,408
Webster Financial Corp.	17,402	239,800
Weingarten Realty Investors	25,575	529,147
Westamerica Bancorporation	9,537	487,818
Wilmington Trust Corp.	22,472	499,777
		46,214,832
HEALTHCARE (10.0%)
Advanced Medical Optics, Inc.*	17,193	113,646
Affymetrix, Inc.*	23,176	69,296
Beckman Coulter, Inc.	20,685	908,899
Bio-Rad Laboratories, Inc. Cl A*	6,306	474,905
Cerner Corp.*	22,458	863,510
Charles River Laboratories Int’l., Inc.*	22,348	585,518
Community Health Systems, Inc.*	30,784	448,831
Covance, Inc.*	20,888	961,475
Edwards Lifesciences Corp.*	18,372	1,009,541
Endo Pharmaceuticals Hldgs., Inc.*	38,641	1,000,029
Gen-Probe, Inc.*	17,947	768,849
Health Management Associates, Inc. Cl A*	80,544	144,174

Health Net, Inc.*	34,224	372,699
Hill-Rom Hldgs., Inc.	20,632	339,603
Hologic, Inc.*	84,570	1,105,330
IDEXX Laboratories, Inc.*	19,658	709,261
Kindred Healthcare, Inc.*	9,890	128,768
Kinetic Concepts, Inc.*	18,489	354,619
LifePoint Hospitals, Inc.*	17,634	402,761
Lincare Hldgs., Inc.*	24,549	661,105
Masimo Corp.*	15,837	472,418
Medicis Pharmaceutical Corp. Cl A	18,720	260,208
Omnicare, Inc.	34,376	954,278
Perrigo Co.	25,627	828,008
Pharmaceutical Product Development, Inc.	38,914	1,128,895
Psychiatric Solutions, Inc.*	18,460	514,111
ResMed, Inc.*	24,982	936,325
Schein (Henry), Inc.*	29,492	1,082,061
Sepracor, Inc.*	35,934	394,555
STERIS Corp.	19,433	464,254
Techne Corp.	12,550	809,726
Teleflex, Inc.	13,108	656,711
Thoratec Corp.*	18,507	601,292
United Therapeutics Corp.*	7,667	479,571
Universal Health Svcs., Inc. Cl B	16,721	628,208
Valeant Pharmaceuticals Int’l.*	26,899	615,987
Varian, Inc.*	9,558	320,289
VCA Antech, Inc.*	27,934	555,328
Vertex Pharmaceuticals, Inc.*	49,663	1,508,762
WellCare Health Plans, Inc.*	13,766	177,031
		24,810,837
INDUSTRIAL (12.8%)
AGCO Corp.*	30,281	714,329
AirTran Hldgs., Inc.*	38,693	171,797
Alaska Air Group, Inc.*	11,951	349,567
Alexander & Baldwin, Inc.	13,649	342,044
Alliant TechSystems, Inc.*	10,798	926,036
Ametek, Inc.	35,225	1,064,147
BE Aerospace, Inc.*	32,830	252,463
Bucyrus International, Inc.	24,708	457,592
Carlisle Cos., Inc.	20,135	416,795
Clean Harbors, Inc.*	6,656	422,257
Con-way, Inc.	15,125	402,325
Copart, Inc.*	20,906	568,434
Corporate Executive Board Co.	11,233	247,800
Corrections Corp. of America*	41,489	678,760
Crane Co.	15,994	275,737
Deluxe Corp.	16,878	252,495
Donaldson Co., Inc.	25,393	854,474
Dycom Industries, Inc.*	12,994	106,811

Federal Signal Corp.	15,653	128,511
FTI Consulting, Inc.*	16,773	749,418
GATX Corp.	16,074	497,812
Graco, Inc.	19,643	466,128
Granite Construction, Inc.	10,861	477,124
Harsco Corp.	27,565	762,999
HNI Corp.	14,599	231,248
Hubbell, Inc. Cl B	18,524	605,364
Hunt (J.B.) Transport Svcs., Inc.	27,034	710,183
IDEX Corp.	27,277	658,740
JetBlue Airways Corp*	60,479	429,401
Joy Global, Inc.	35,575	814,312
Kansas City Southern*	30,132	574,015
KBR, Inc.	53,319	810,449
Kelly Svcs., Inc. Cl A	9,064	117,923
Kennametal, Inc.	24,132	535,489
Korn/Ferry International*	14,770	168,673
Lincoln Electric Hldgs., Inc.	14,133	719,794
Manpower, Inc.	25,733	874,665
Miller (Herman), Inc.	17,702	230,657
Mine Safety Appliances Co.	9,804	234,414
MPS Group, Inc.*	30,471	229,447
MSC Industrial Direct Co., Inc. Cl A	14,792	544,789
Navigant Consulting, Inc.*	15,447	245,144
Nordson Corp.	11,257	363,489
Oshkosh Corp.	24,562	218,356
Pentair, Inc.	32,554	770,553
Quanta Services, Inc.*	65,122	1,289,416
Republic Services, Inc.	1	25
Rollins, Inc.	13,649	246,774
Roper Industries, Inc.	29,610	1,285,370
Shaw Group, Inc.*	27,568	564,317
SPX Corp.	17,963	728,400
Terex Corp.*	31,323	542,514
The Brink’s Co.	13,445	361,402
Thomas & Betts Corp.*	18,452	443,217
Timken Co.	28,044	550,504
Trinity Industries, Inc.	26,251	413,716
United Rentals, Inc.*	19,768	180,284
URS Corp.*	27,559	1,123,580
Wabtec Corp.	16,003	636,119
Waste Connections, Inc.*	26,311	830,638
Werner Enterprises, Inc.	14,066	243,904
Woodward Governor Co.	18,002	414,406
YRC Worldwide, Inc.*	19,557	56,129
		31,583,675

TECHNOLOGY (11.1%)
3Com Corp.*	134,087	305,718
ACI Worldwide, Inc.*	11,522	183,200
Acxiom Corp.	22,419	181,818
ADC Telecommunications, Inc.*	38,861	212,570
Adtran, Inc.	18,081	269,045
Advent Software, Inc.*	5,510	110,035
Alliance Data Systems Corp.*	21,302	991,182
Ansys, Inc.*	29,606	825,711
Arrow Electronics, Inc.*	39,376	741,844
Atmel Corp.*	147,856	462,789
Avnet, Inc.*	49,724	905,474
Avocent Corp.*	14,785	264,799
Broadridge Financial Solutions, Inc.	46,670	585,242
Cadence Design Systems, Inc.*	85,900	314,394
CommScope, Inc.*	23,226	360,932
Cree, Inc.*	29,154	462,674
Diebold, Inc.	21,817	612,840
Digital River, Inc.*	12,242	303,602
DST Systems, Inc.*	13,428	509,995
F5 Networks, Inc.*	26,290	600,989
FactSet Research Systems, Inc.	13,915	615,600
Fair Isaac Corp.	16,001	269,777
Fairchild Semiconductor Int’l., Inc.*	40,971	200,348
Gartner, Inc.*	19,560	348,755
Global Payments, Inc.	26,469	867,919
Henry (Jack) & Associates, Inc.	27,895	541,442
Imation Corp.	9,950	135,022
Ingram Micro, Inc. Cl A*	54,409	728,537
Integrated Device Technology, Inc.*	55,791	312,988
International Rectifier Corp.*	24,055	324,743
Intersil Corp. Cl A	40,542	372,581
Lam Research Corp.*	41,241	877,608
Lender Processing Svcs., Inc.	27,671	814,911
Macrovision Solutions Corp.*	27,537	348,343
ManTech International Corp. Cl A*	6,895	373,640
Mentor Graphics Corp.*	30,484	157,602
Metavante Technologies, Inc.*	29,616	477,114
Mettler-Toledo Int’l., Inc.*	11,064	745,714
National Instruments Corp.	18,820	458,455
NCR Corp.*	52,084	736,468
NeuStar, Inc. Cl A*	26,027	497,897
Palm, Inc.*	36,228	111,220
Parametric Technology Corp.*	38,352	485,153
Plantronics, Inc.	16,129	212,903
Polycom, Inc.*	27,469	371,106
RF Micro Devices, Inc.*	86,846	67,740
SAIC, Inc.*	66,912	1,303,446
Semtech Corp.*	19,940	224,724
Silicon Laboratories, Inc.*	15,268	378,341

SRA International, Inc. Cl A*	13,894	239,672
Sybase, Inc.*	26,753	662,672
Synopsys, Inc.*	47,559	880,793
Tech Data Corp.*	16,509	294,521
Trimble Navigation Ltd.*	39,458	852,687
ValueClick, Inc.*	28,633	195,850
Vishay Intertechnology, Inc.*	61,574	210,583
Western Digital Corp.*	73,129	837,327
Wind River Systems, Inc.*	22,398	202,254
Zebra Technologies Corp. Cl A*	20,923	423,900
		27,365,209
TELECOMMUNICATIONS (0.5%)
Cincinnati Bell, Inc.*	76,046	146,769
Telephone & Data Systems, Inc.	35,135	1,115,536
		1,262,305
UTILITIES (7.3%)
AGL Resources, Inc.	25,342	794,472
Alliant Energy Corp.	36,455	1,063,757
Aqua America, Inc.	44,612	918,561
Black Hills Corp.	12,691	342,149
DPL, Inc.	38,274	874,178
Energen Corp.	23,668	694,182
Great Plains Energy, Inc.	39,250	758,703
Hawaiian Electric Industries, Inc.	29,748	658,621
IDACORP, Inc.	15,040	442,928
MDU Resources Group	60,619	1,308,154
National Fuel Gas Co.	26,116	818,214
Northeast Utilities	51,390	1,236,443
NSTAR	35,253	1,286,382
NV Energy, Inc.	77,284	764,339
OGE Energy Corp.	30,624	789,487
Oneok, Inc.	34,491	1,004,378
PNM Resources, Inc.	28,542	287,703
Puget Energy, Inc.	42,802	1,167,211
UGI Corp.	35,610	869,596
Vectren Corp.	26,728	668,467
Westar Energy, Inc.	35,742	733,068
WGL Hldgs., Inc.	16,494	539,189
		18,020,182
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $305,913,456) 88.3%		218,695,597

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.1%)
U.S. Treasury Bill (1)	AAA	0.01	04/30/09	2,000,000	1,999,800
U.S. Treasury Bill (1)	AAA	0.30	02/05/09	700,000	699,796
U.S. Treasury Bill (1)	AAA	1.07	01/02/09	2,400,000	2,399,930
					5,099,526
U.S. GOVERNMENT AGENCIES (1.6%) FHLB	AAA	0.03	02/02/09	3,900,000	3,899,896

COMMERCIAL PAPER (7.0%)
American Express Credit Corp.	A-1	0.01	01/02/09	5,000,000	4,999,998
NetJets, Inc.†	A-1+	0.10	03/02/09	5,000,000	4,999,153
Siemens Capital Co. LLC†	A-1+	0.10	03/13/09	2,377,000	2,376,524
Toyota Motor Credit Corp.	A-1+	0.40	01/21/09	5,000,000	4,998,889
					17,374,564
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $26,374,141) 10.7%					26,373,986

TEMPORARY CASH INVESTMENTS (3) (Cost: $28,800) 0.0% (4)					28,800

TOTAL INVESTMENTS (Cost: $332,316,397) 99.0%					245,098,383

OTHER NET ASSETS 1.0%					2,426,253

NET ASSETS 100.0%					$247,524,636

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  (INTERNATIONAL FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2008

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (96.3%)
iShares MSCI EAFE Growth Index Fund	22,760	1,034,442
iShares MSCI EAFE Index Fund	29,225	1,311,326
iShares MSCI EAFE Value Index Fund	25,510	1,034,430
Vanguard Europe Pacific ETF	210,580	5,784,632
Vanguard European ETF	46,010	1,764,944
Vanguard Pacific ETF	20,517	899,055

TOTAL INVESTMENTS (Cost: $16,221,198) 96.3%		11,828,829

OTHER NET ASSETS 3.7%		458,413

NET ASSETS 100.0%		$12,287,242

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  (COMPOSITE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2008

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (1.3%)
Ball Corp.	13,321	554,020
Dow Chemical Co.	27,293	411,851
Freeport-McMoRan Copper & Gold, Inc.	9,328	227,976
Monsanto Co.	10,687	751,830
		1,945,677
CONSUMER, CYCLICAL (4.8%)
Apollo Group, Inc. Cl A*	3,595	275,449
Comcast Corp. Cl A	61,236	1,033,664
Family Dollar Stores, Inc.	19,529	509,121
Home Depot, Inc.	12,101	278,565
Johnson Controls, Inc.	35,628	647,004
McDonald’s Corp.	28,279	1,758,671
Omnicom Group, Inc.	17,244	464,208
Staples, Inc.	43,412	777,943
Target Corp.	9,858	340,397
Time Warner, Inc.	48,843	491,361
TJX Cos., Inc.	8,168	168,016
V.F. Corp.	8,677	475,239
		7,219,638
CONSUMER, NON-CYCLICAL (7.8%)
Campbell Soup Co.	18,019	540,750
Clorox Co.	8,947	497,095
Colgate-Palmolive Co.	6,988	478,958
CVS Caremark Corp.	34,845	1,001,445
General Mills, Inc.	19,638	1,193,009
Heinz (H.J.) Co.	11,799	443,642
Kimberly-Clark Corp.	8,597	453,406
Kraft Foods, Inc. Cl A	24,023	645,018
PepsiCo, Inc.	29,005	1,588,604
Proctor & Gamble Co.	43,077	2,663,020
Wal-Mart Stores, Inc.	40,465	2,268,468
		11,773,415
ENERGY (8.2%)
Apache Corp.	5,808	432,870
Chevron Corp.	20,823	1,540,277
ConocoPhillips	16,519	855,684
Consol Energy, Inc.	8,931	255,248
Devon Energy Corp.	8,181	537,574
Exxon Mobil Corp.	60,548	4,833,547
Halliburton Co.	35,045	637,118
Noble Corp.	13,731	303,318
Occidental Petroleum Corp.	17,229	1,033,568
Range Resources Corp.	9,880	339,773
Schlumberger Ltd.	14,553	616,028
Southwestern Energy Co.*	7,043	204,036
Valero Energy Corp.	6,536	141,439
Williams Cos., Inc.	21,462	310,770
XTO Energy, Inc.	7,072	249,429
		12,290,679
FINANCIAL (7.2%)
Aflac, Inc.	9,670	443,273
Bank of America Corp.	48,307	680,163
Bank of New York Mellon Corp.	30,025	850,608

Capital One Financial Corp.	19,443	620,037
Chubb Corp.	12,072	615,672
Citigroup, Inc.	50,931	341,747
CME Group, Inc.	2,009	418,093
Federated Investors, Inc. Cl B	16,739	283,893
Goldman Sachs Group, Inc.	7,039	594,021
JPMorgan Chase & Co.	34,228	1,079,209
MetLife, Inc.	26,650	929,019
Progressive Corp.	31,922	472,765
ProLogis	14,635	203,280
T. Rowe Price Group, Inc.	18,290	648,198
U.S. Bancorp	30,961	774,335
Wells Fargo & Co.	64,147	1,891,054
		10,845,367
HEALTHCARE (9.1%)
Abbott Laboratories	43,524	2,322,876
Aetna, Inc.	10,263	292,496
AmerisourceBergen Corp.	15,889	566,602
Baxter International, Inc.	7,408	396,995
Celgene Corp.*	16,931	935,946
Covidien Ltd.	25,622	928,541
Gilead Sciences, Inc.*	39,460	2,017,984
Johnson & Johnson	48,854	2,922,935
Laboratory Corp. of America Hldgs.*	8,730	562,299
McKesson Corp.	12,889	499,191
Medco Health Solutions, Inc.*	6,247	261,812
Medtronic, Inc.	16,459	517,142
Merck & Co., Inc.	18,215	553,736
Schering-Plough Corp.	47,510	809,095
		13,587,650
INDUSTRIAL (6.5%)
Burlington Northern Santa Fe Corp.	7,178	543,446
Expeditors Int’l. of Washington, Inc.	13,829	460,091
General Electric Co.	137,013	2,219,611
Illinois Tool Works, Inc.	13,933	488,352
ITT Corp.	15,425	709,396
Lockheed Martin Corp.	12,029	1,011,398
Northrop Grumman Corp.	17,119	771,040
Southwest Airlines Co.	53,117	457,869
Tyco International Ltd.	25,374	548,078
Union Pacific Corp.	9,955	475,849
United Parcel Service, Inc. Cl B	20,698	1,141,702
United Technologies Corp.	17,412	933,283
		9,760,115
TECHNOLOGY (8.4%)
Apple, Inc.*	13,938	1,189,608
Applied Materials, Inc.	42,102	426,493
Automatic Data Processing, Inc.	14,903	586,284
Broadcom Corp. Cl A*	15,515	263,290
Cisco Systems, Inc.*	70,211	1,144,439
EMC Corp.*	29,111	304,792
Google, Inc.*	1,930	593,765
Hewlett-Packard Co.	37,262	1,352,238
Int’l. Business Machines Corp.	17,099	1,439,052
Intel Corp.	47,794	700,660
MEMC Electronic Materials, Inc.*	6,684	95,448
Microsoft Corp.	88,753	1,725,358

Nortel Networks Corp.*	6,040	1,570
Oracle Corp.*	40,013	709,430
QUALCOMM, Inc.	27,381	981,061
Symantec Corp.*	56,002	757,147
Yahoo!, Inc.*	30,032	366,390
		12,637,025
TELECOMMUNICATIONS (1.8%)
American Tower Corp. Cl A*	21,535	631,406
AT&T, Inc.	73,514	2,095,149
		2,726,555
UTILITIES (2.3%)
Dominion Resources, Inc.	22,626	810,916
Edison International	6,344	203,769
Entergy Corp.	3,527	293,200
Exelon Corp.	9,387	522,011
FirstEnergy Corp.	9,655	469,040
FPL Group, Inc.	7,233	364,037
Public Svc. Enterprise Group, Inc.	8,712	254,129
Sempra Energy	11,773	501,883
		3,418,985
TOTAL COMMON STOCKS (Cost: $106,756,232) 57.4%		86,205,106

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (16.6%)
MORTGAGE-BACKED OBLIGATIONS (16.6%)
FHARM	AAA	5.26	04/01/37	716,058	722,665
FHARM	AAA	5.28	02/01/36	414,734	421,529
FHARM	AAA	5.45	05/01/37	616,547	629,971
FHLMC	AAA	5.00	02/01/26	295,110	303,157
FHLMC	AAA	5.43	04/01/37	563,857	572,584
FHLMC	AAA	5.50	10/01/18	234,639	242,703
FHLMC	AAA	5.50	01/15/32	190,000	194,201
FHLMC	AAA	5.79	03/01/37	355,472	362,414
FHLMC	AAA	6.00	07/15/29	358,483	371,824
FHLMC	AAA	6.00	03/15/32	495,802	513,013
FNMA	AAA	4.00	05/01/19	256,989	261,200
FNMA	AAA	4.50	05/01/18	415,578	427,451
FNMA	AAA	4.50	02/01/19	181,207	185,932
FNMA	AAA	4.50	06/01/19	292,608	300,236
FNMA	AAA	4.50	06/01/34	506,932	515,025
FNMA	AAA	5.00	04/01/18	799,472	825,312
FNMA	AAA	5.00	06/01/33	865,641	886,102
FNMA	AAA	5.00	09/01/33	330,970	338,793
FNMA	AAA	5.00	11/01/33	1,279,417	1,309,653
FNMA	AAA	5.00	03/01/34	261,932	268,123
FNMA	AAA	5.00	04/01/34	247,522	253,218
FNMA	AAA	5.00	04/01/35	540,289	552,384
FNMA	AAA	5.00	09/01/35	384,406	393,011
FNMA	AAA	5.50	04/01/17	65,205	67,507
FNMA	AAA	5.50	05/01/17	35,408	36,658
FNMA	AAA	5.50	06/01/17	33,278	34,452

FNMA	AAA	5.50	07/01/33	614,532	631,458
FNMA	AAA	5.50	09/01/33	491,974	505,524
FNMA	AAA	5.50	10/01/33	817,513	840,029
FNMA	AAA	5.50	03/01/34	205,675	211,340
FNMA	AAA	5.50	05/01/34	1,246,337	1,279,886
FNMA	AAA	5.50	07/01/34	536,723	551,171
FNMA	AAA	5.50	09/01/34	403,667	414,533
FNMA	AAA	5.50	10/01/34	270,217	277,491
FNMA	AAA	5.50	02/01/35	343,346	352,588
FNMA	AAA	5.50	02/01/35	288,480	296,065
FNMA	AAA	5.50	04/01/35	419,119	430,139
FNMA	AAA	5.50	08/01/35	158,354	162,517
FNMA	AAA	5.50	06/01/37	445,875	457,573
FNMA	AAA	5.50	08/01/37	350,338	359,529
FNMA	AAA	5.50	06/01/48	293,831	293,831
FNMA	AAA	6.00	03/01/17	23,827	24,809
FNMA	AAA	6.00	05/01/23	153,181	158,392
FNMA	AAA	6.00	03/01/32	26,274	27,174
FNMA	AAA	6.00	04/01/32	128,709	132,999
FNMA	AAA	6.00	04/01/32	69,543	71,860
FNMA	AAA	6.00	05/01/32	127,066	131,301
FNMA	AAA	6.00	04/01/33	346,206	357,743
FNMA	AAA	6.00	05/01/33	184,308	190,334
FNMA	AAA	6.00	06/01/34	231,729	239,126
FNMA	AAA	6.00	09/01/34	125,744	129,757
FNMA	AAA	6.00	10/01/34	230,052	237,394
FNMA	AAA	6.00	11/01/34	268,371	276,936
FNMA	AAA	6.00	12/01/36	473,726	488,254
FNMA	AAA	6.00	01/01/37	389,667	401,618
FNMA	AAA	6.00	04/01/37	341,519	346,612
FNMA	AAA	6.00	05/01/37	382,006	387,702
FNMA	AAA	6.00	06/01/37	475,192	482,277
FNMA	AAA	6.00	02/25/47	220,113	223,827
FNMA	AAA	6.50	09/01/16	27,012	28,105
FNMA	AAA	6.50	03/01/17	59,568	61,894
FNMA	AAA	6.50	05/01/17	29,780	30,943
FNMA	AAA	6.50	06/01/17	58,569	60,856
FNMA	AAA	6.50	04/01/32	91,002	94,955
FNMA	AAA	6.50	05/01/32	154,334	161,038
FNMA	AAA	6.50	05/01/32	142,434	148,621
FNMA	AAA	6.50	07/01/32	46,225	48,233
FNMA	AAA	6.50	07/01/34	186,828	194,593
FNMA	AAA	6.50	09/01/36	393,638	403,120
FNMA	AAA	6.50	05/01/37	380,911	396,067
FNMA	AAA	6.50	09/01/37	569,349	592,003
FNMA	AAA	7.00	09/01/31	49,836	52,733
FNMA	AAA	7.00	11/01/31	34,778	36,801
FNMA	AAA	7.00	04/01/32	33,619	35,576
FNMA	AAA	7.50	06/01/31	25,210	26,689
FNMA	AAA	7.50	02/01/32	23,710	25,120
FNMA	AAA	7.50	04/01/32	25,604	27,128
FNMA	AAA	7.50	06/01/32	35,282	37,382
FNMA	AAA	8.00	03/01/31	22,174	23,552
FNMA	AAA	8.00	04/01/32	19,818	21,054
FNMA	AAA	8.00	04/01/32	8,822	9,373
GNMA (5)	AAA	6.50	04/15/31	12,894	13,553
GNMA (5)	AAA	6.50	10/15/31	19,548	20,547

GNMA (5)	AAA	6.50	12/15/31	16,474	17,316
GNMA (5)	AAA	6.50	05/15/32	24,648	25,907
GNMA (5)	AAA	7.00	05/15/31	13,006	13,753
GNMA (5)	AAA	7.00	09/15/31	16,254	17,187
GNMA (5)	AAA	7.00	09/15/31	2,566	2,714
GNMA (5)	AAA	7.00	05/15/32	9,009	9,473
					24,997,193
CORPORATE DEBT (21.8%)
BASIC MATERIALS (1.7%)
ARCO Chemical Co.	D	10.25	11/01/10	500,000	80,000
International Paper Co.	BBB	4.25	01/15/09	500,000	499,828
Lubrizol Corp.	BBB	5.50	10/01/14	500,000	454,547
Martin Marietta Materials, Inc	BBB+	6.88	04/01/11	250,000	238,753
PolyOne Corp.	B	7.50	12/15/15	1,000,000	302,500
Temple-Inland, Inc.	BBB-	7.88	05/01/12	228,000	199,531
Vulcan Materials Co.	BBB+	7.00	06/15/18	250,000	195,601
Worthington Industries, Inc.	BBB	6.70	12/01/09	500,000	510,576
					2,481,336
CONSUMER, CYCLICAL (3.5%)
Black & Decker Corp.	BBB	4.75	11/01/14	750,000	655,163
Ethan Allen Interiors, Inc.	BBB-	5.38	10/01/15	500,000	473,897
Fortune Brands, Inc.	BBB	4.88	12/01/13	500,000	440,382
Fruit of the Loom (2)	NR	7.38	11/15/23	138,068	14
Home Depot, Inc.	BBB+	5.40	03/01/16	500,000	447,460
Johnson Controls, Inc.	BBB	4.88	09/15/13	500,000	393,861
Kellwood Co.	NR	7.88	07/15/09	750,000	487,500
Macys Retail Hldgs., Inc.†	BBB-	4.80	07/15/09	500,000	473,919
Marriott International, Inc.	BBB	5.63	02/15/13	500,000	380,000
Newell Rubbermaid, Inc.	BBB+	4.63	12/15/09	500,000	486,324
RadioShack Corp.	BB	7.38	05/15/11	500,000	435,000
Scholastic Corp.	BB	5.00	04/15/13	500,000	385,000
Whirlpool Corp.	BBB	6.50	06/15/16	250,000	197,022
					5,255,542
CONSUMER, NON-CYCLICAL (1.2%)
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	500,000	358,708
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	242,208
Kroger Co.	BBB-	4.95	01/15/15	500,000	476,033
PepsiAmericas, Inc.	A	6.38	05/01/09	250,000	251,190
Sara Lee Corp.	BBB+	6.25	09/15/11	500,000	494,971
					1,823,110
ENERGY (4.0%)
Diamond Offshore Drilling	A-	4.88	07/01/15	500,000	459,174
Enbridge, Inc.	A-	5.80	06/15/14	100,000	87,710
Knight, Inc.	BB	5.15	03/01/15	500,000	372,500
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	250,000	217,155
Noble Corp.	A-	7.50	03/15/19	800,000	989,206
Premco Refining Group	BBB	7.50	06/15/15	500,000	450,208
Seariver Maritime, Inc.	AAA	0.00	09/01/12	3,000,000	2,569,396
Sunoco, Inc.	BBB	4.88	10/15/14	500,000	420,552
Weatherford Int’l. Ltd.	BBB+	5.50	02/15/16	500,000	429,805
					5,995,706
FINANCIAL (6.8%)
Berkley (W.R.) Corp.	BBB+	8.70	01/01/22	1,500,000	1,607,671
Brandywine Realty Trust	BBB-	4.50	11/01/09	500,000	468,894
Capital One Bank	A-	5.75	09/15/10	250,000	242,642
Colonial Realty LP	BBB-	4.80	04/01/11	250,000	199,300

Developers Diversified Realty	BBB-	5.00	05/03/10	250,000	181,133
Duke Realty LP	BBB+	4.63	05/15/13	250,000	157,283
Fairfax Financial Hldgs.	BB+	8.25	10/01/15	500,000	390,000
First Horizon Mtg.	AAA	5.00	06/25/33	520,975	515,444
First Horizon National Corp.	BBB-	4.50	05/15/13	1,500,000	1,041,893
First Industrial LP	BBB-	6.88	04/15/12	250,000	163,090
Ford Motor Credit Co. LLC	CCC+	7.38	10/28/09	1,000,000	878,221
Fosters Finance Corp.†	BBB	6.88	06/15/11	500,000	496,228
GATX Financial Corp.	BBB+	5.13	04/15/10	250,000	234,179
GMAC LLC	CC	0.00	12/01/12	2,500,000	473,725
HCP, Inc.	BBB	4.88	09/15/10	250,000	222,866
HCP, Inc.	BBB	5.65	12/15/13	250,000	149,390
Health Care REIT, Inc.	BBB-	8.00	09/12/12	159,000	136,236
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	500,000	503,814
Lincoln National Corp.	A+	5.65	08/27/12	500,000	412,050
Markel Corp.	BBB	6.80	02/15/13	250,000	220,885
ProLogis	BBB-	5.50	04/01/12	250,000	150,625
Regency Centers LP	BBB+	4.95	04/15/14	250,000	172,562
Shurgard Storage Centers	A-	7.75	02/22/11	250,000	251,071
SLM Corp.	BBB-	4.00	01/15/09	500,000	497,717
Vornado Realty LP	BBB	5.60	02/15/11	250,000	225,952
Zions Bancorporation	BBB	5.65	05/15/14	397,000	296,792
					10,289,663
HEALTHCARE (1.1%)
Allergan, Inc.	A	5.75	04/01/16	250,000	239,181
Laboratory Corp. of America	BBB	5.63	12/15/15	500,000	420,813
WellPoint, Inc.	A-	4.25	12/15/09	500,000	480,834
Wyeth	A+	5.50	03/15/13	500,000	509,309
					1,650,137
INDUSTRIAL (1.1%)
Canadian Pacific Railway Co.	BBB	5.75	05/15/13	150,000	138,819
CSX Corp.	BBB-	5.30	02/15/14	250,000	225,640
Donnelley (R.R.) & Sons Co.	BBB+	4.95	04/01/14	500,000	379,001
Masco Corp.	BBB	5.88	07/15/12	500,000	409,997
Steelcase, Inc.	BBB	6.50	08/15/11	500,000	470,863
					1,624,320
TECHNOLOGY (0.6%)
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	500,000	408,214
Cisco Systems, Inc.	A+	5.25	02/22/11	500,000	519,066
					927,280
TELECOMMUNICATIONS (0.3%)
Nextel Communications, Inc.	BB	5.25	01/15/10	500,000	431,250

UTILITIES (1.5%)
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	250,000	234,446
Duke Energy Corp.	A	4.50	04/01/10	500,000	499,291
Pepco Hldgs., Inc.	BBB-	4.00	05/15/10	500,000	480,759
Progress Energy, Inc.	A-	5.25	12/15/15	500,000	507,239
Virginia Electric & Power Co.	A-	4.50	12/15/10	500,000	493,473
					2,215,208
TOTAL LONG-TERM DEBT SECURITIES (Cost: $63,261,403) 38.4%					57,690,745

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (3.6%)
American Express Credit Corp.	A-1	0.01	01/02/09	2,000,000	1,999,999
Danaher Corp.	A-1	0.02	01/05/09	1,200,000	1,199,997
Rockwell Collins, Inc.†	A-1	0.07	01/02/09	960,000	959,998
Toyota Motor Credit Corp.	A-1+	0.40	01/21/09	1,190,000	1,189,736
					5,349,730
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $5,349,730) 3.6%					5,349,730

TOTAL INVESTMENTS (Cost: $175,367,365) 99.4%					149,245,581

OTHER NET ASSETS 0.6%					880,203

NET ASSETS 100.0%					$150,125,784

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (RETIREMENT INCOME FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2008

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.4%)	906,467	1,067,407
Equity Index Fund (18.5%)	439,637	650,568
Mid-Cap Equity Index Fund (4.6%)	175,565	162,419
Mid-Term Bond Fund (30.9%)	1,159,481	1,087,955
Money Market Fund (15.6%)	454,021	548,584

TOTAL INVESTMENTS (Cost: $3,881,924) 100.0%		3,516,933

OTHER NET ASSETS		—

NET ASSETS 100.0%		$3,516,933

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2010 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2008

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.7%)	1,807,380	2,128,275
Equity Index Fund (23.6%)	1,321,312	1,955,259
International Fund (5.0%)	739,224	409,053
Mid-Cap Equity Index Fund (14.2%)	1,269,710	1,174,632
Mid-Term Bond Fund (20.9%)	1,846,285	1,732,392
Money Market Fund (10.6%)	724,247	875,094

TOTAL INVESTMENTS (Cost: $9,649,309) 100.0%		8,274,705

OTHER NET ASSETS		—

NET ASSETS 100.0%		$8,274,705

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2015 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2008

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (26.0%)	4,411,815	5,195,119
Equity Index Fund (28.5%)	3,865,037	5,719,427
International Fund (7.0%)	2,529,236	1,399,565
Mid-Cap Equity Index Fund (11.5%)	2,479,283	2,293,629
Mid-Term Bond Fund (11.6%)	2,478,915	2,325,996
Money Market Fund (9.6%)	1,589,271	1,920,285
Small Cap Growth Fund (2.8%)	812,457	568,483
Small Cap Value Fund (3.0%)	795,510	594,588

TOTAL INVESTMENTS (Cost: $24,153,563) 100.0%		20,017,092

OTHER NET ASSETS		—

NET ASSETS 100.0%		$20,017,092

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  (2020 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2008

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.1%)	4,411,065	5,194,237
Equity Index Fund (33.7%)	4,706,492	6,964,600
International Fund (10.1%)	3,774,428	2,088,599
Mid-Cap Equity Index Fund (11.6%)	2,588,699	2,394,852
Mid-Term Bond Fund (11.7%)	2,582,315	2,423,017
Small Cap Growth Fund (3.8%)	1,132,742	792,589
Small Cap Value Fund (4.0%)	1,107,596	827,850

TOTAL INVESTMENTS (Cost: $25,669,962) 100.0%		20,685,744

OTHER NET ASSETS		—

NET ASSETS 100.0%		$20,685,744

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  (2025 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2008

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (21.1%)	2,648,706	3,118,976
Equity Index Fund (38.9%)	3,894,135	5,762,487
International Fund (10.2%)	2,731,058	1,511,245
Mid-Cap Equity Index Fund (14.6%)	2,345,910	2,170,244
Mid-Term Bond Fund (5.4%)	845,196	793,057
Small Cap Growth Fund (4.8%)	1,025,996	717,897
Small Cap Value Fund (5.0%)	1,001,415	748,488

TOTAL INVESTMENTS (Cost: $18,457,006) 100.0%		14,822,394

OTHER NET ASSETS		—

NET ASSETS 100.0%		$14,822,394

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2030 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2008

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (21.1%)	2,088,805	2,459,666
Equity Index Fund (39.0%)	3,077,097	4,553,444
International Fund (10.2%)	2,160,459	1,195,501
Mid-Cap Equity Index Fund (17.7%)	2,227,355	2,060,566
Small Cap Growth Fund (5.9%)	975,078	682,270
Small Cap Value Fund (6.1%)	949,890	709,976

TOTAL INVESTMENTS (Cost: $14,711,346) 100.0%		11,661,423

OTHER NET ASSETS		—

NET ASSETS 100.0%		$11,661,423

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  (2035 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2008

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (12.7%)	943,872	1,111,453
Equity Index Fund (39.2%)	2,328,097	3,445,085
International Fund (13.4%)	2,122,002	1,174,221
Mid-Cap Equity Index Fund (20.7%)	1,968,007	1,820,639
Small Cap Growth Fund (6.9%)	861,358	602,699
Small Cap Value Fund (7.1%)	838,665	626,843

TOTAL INVESTMENTS (Cost: $11,265,677) 100.0%		8,780,940

OTHER NET ASSETS		—

NET ASSETS 100.0%		$8,780,940

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2040 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2008

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (11.6%)	612,574	721,334
Equity Index Fund (34.3%)	1,437,114	2,126,621
International Fund (14.4%)	1,615,931	894,184
Mid-Cap Equity Index Fund (23.7%)	1,586,535	1,467,732
Small Cap Growth Fund (7.8%)	693,683	485,376
Small Cap Value Fund (8.2%)	676,257	505,455

TOTAL INVESTMENTS (Cost: $7,956,146) 100.0%		6,200,702

OTHER NET ASSETS		—

NET ASSETS 100.0%		$6,200,702

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2045 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2008

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (10.5%)	613,434	722,348
Equity Index Fund (34.3%)	1,589,622	2,352,300
International Fund (15.4%)	1,913,168	1,058,661
Mid-Cap Equity Index Fund (19.8%)	1,463,515	1,353,924
Small Cap Growth Fund (9.8%)	959,703	671,512
Small Cap Value Fund (10.2%)	935,805	699,449

TOTAL INVESTMENTS (Cost: $8,641,633) 100.0%		6,858,194

OTHER NET ASSETS		—

NET ASSETS 100.0%		$6,858,194

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (CONSERVATIVE ALLOCATION FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2008

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.8%)	5,975,256	7,036,145
Equity Index Fund (25.6%)	4,087,322	6,048,361
Mid-Term Bond Fund (44.6%)	11,211,796	10,520,162

TOTAL INVESTMENTS (Cost: $26,834,350) 100.0%		23,604,668

OTHER NET ASSETS		—

NET ASSETS 100.0%		$23,604,668

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MODERATE ALLOCATION FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2008

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.5%)	22,409,109	26,387,778
Equity Index Fund (35.5%)	21,460,061	31,756,298
Mid-Cap Equity Index Fund (15.4%)	14,945,308	13,826,174
Mid-Term Bond Fund (19.6%)	18,687,826	17,535,012

TOTAL INVESTMENTS (Cost: $112,045,544) 100.0%		89,505,262

OTHER NET ASSETS		—

NET ASSETS 100.0%		$89,505,262

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE ALLOCATION FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2008

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.3%)	16,777,600	19,756,412
Equity Index Fund (45.1%)	24,790,364	36,684,434
Mid-Cap Equity Index Fund (20.4%)	17,903,584	16,562,927
Small Cap Growth Fund (5.1%)	5,887,701	4,119,672
Small Cap Value Fund (5.1%)	5,518,480	4,124,677

TOTAL INVESTMENTS (Cost: $112,985,924) 100.0%		81,248,122

OTHER NET ASSETS		—

NET ASSETS 100.0%		$81,248,122

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2008

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (20.7%)
FHLB	AAA	1.95	01/26/09	8,305,000	8,314,436
FHLB	AAA	2.10	01/05/09	2,029,000	2,028,525
FHLB	AAA	2.10	01/07/09	7,030,000	7,027,529
FHLB	AAA	2.10	01/08/09	4,744,000	4,742,055
FHLB	AAA	2.20	01/14/09	3,693,000	3,695,943
FHLB	AAA	2.24	01/16/09	1,488,000	1,489,453
FHLB	AAA	2.25	01/05/09	800,000	799,799
FHLMC	AAA	2.15	01/12/09	6,284,000	6,287,457
FHLMC	AAA	2.20	01/14/09	2,425,000	2,427,212
FNMA	AAA	0.20	03/19/09	105,000	104,954
FNMA	AAA	2.10	01/07/09	1,531,000	1,530,462
FNMA	AAA	2.20	01/12/09	2,000,000	2,002,211
FNMA	AAA	2.22	01/21/09	1,196,000	1,197,377
					41,647,413
COMMERCIAL PAPER (79.3%)
American Express Credit Corp.	A-1	1.95	01/02/09	2,500,000	2,499,864
American Express Credit Corp.	A-1	1.75	02/03/09	210,000	209,663
American Express Credit Corp.	A-1	2.00	02/02/09	2,500,000	2,495,548
AT&T, Inc.†	A-1	1.00	02/06/09	1,700,000	1,698,299
AT&T, Inc.†	A-1	2.40	01/05/09	3,500,000	3,499,063
Becton, Dickinson & Co.	A-1+	1.00	01/16/09	5,150,000	5,147,852
Campbell Soup Co.†	A-1	0.95	02/02/09	3,000,000	2,997,465
Campbell Soup Co.†	A-1	1.00	01/16/09	2,044,000	2,043,147
Chevron Corp.	A-1+	1.10	01/23/09	5,071,000	5,067,587
Chevron Funding Corp.	A-1+	0.20	02/11/09	281,000	280,936
Coca-Cola Co.	A-1	1.20	01/23/09	5,165,000	5,161,207
ConocoPhillips†	A-1	0.75	01/30/09	4,100,000	4,097,522
ConocoPhillips†	A-1	1.30	02/06/09	1,100,000	1,098,569
Danaher Corp.	A-1	0.50	01/29/09	970,000	969,623
Danaher Corp.	A-1	1.25	01/16/09	4,266,000	4,263,776
Deere & Co.†	A-1	0.35	03/18/09	2,360,000	2,358,233
Deere & Co.†	A-1	0.50	03/02/09	408,000	407,654
Deere & Co.†	A-1	0.50	03/20/09	2,400,000	2,397,367
Eaton Corp.†	A-1	1.30	01/23/09	1,900,000	1,898,489
Ecolab, Inc.†	A-1	0.75	01/06/09	5,147,000	5,146,464
Eli Lilly & Co.†	A-1+	1.35	01/12/09	5,000,000	4,997,934
Estee Lauder Cos.†	A-1	1.10	02/12/09	1,400,000	1,398,304
GE Capital TLGP	A-1+	1.60	01/20/09	1,991,000	1,989,330
GE Capital TLGP	A-1+	1.65	01/13/09	2,286,000	2,284,740
GE Capital TLGP	A-1+	1.65	01/16/09	643,000	642,557
GE Capital TLGP	A-1+	1.65	01/20/09	140,000	139,891
Hershey Co.	A-1	1.15	01/12/09	2,000,000	1,999,296
Hershey Co.	A-1	1.15	01/20/09	3,175,000	3,173,754
Hewlett-Packard Co.†	A-1	1.50	01/05/09	2,900,000	2,899,516
Hewlett-Packard Co.†	A-1	2.10	01/02/09	2,148,000	2,147,874
Lowe’s Cos., Inc.	A-1	0.35	03/12/09	4,700,000	4,696,755
Lowe’s Cos., Inc.	A-1	0.35	03/16/09	458,000	457,666
Madison Gas & Electric	A-1+	0.20	01/30/09	4,400,000	4,399,291
Madison Gas & Electric	A-1+	0.95	01/09/09	870,000	869,816
Medtronic, Inc.†	A-1+	1.10	01/23/09	5,200,000	5,196,500
National Rural Utilities	A-1	0.85	02/13/09	1,600,000	1,598,375
National Rural Utilities	A-1	1.70	01/23/09	500,000	499,480
National Rural Utilities	A-1	0.65	01/30/09	3,052,000	3,050,401

Nestle Capital Corp.†	A-1+	0.75	02/02/09	5,000,000	4,997,026
NetJets, Inc.†	A-1+	0.12	03/03/09	3,763,000	3,762,223
New Jersey Natural Gas	A-1	1.25	01/16/09	5,200,000	5,197,289
NSTAR†	A-1	2.40	01/05/09	4,074,000	4,072,909
NSTAR Electric Co.	A-1	1.15	01/07/09	357,000	356,931
NSTAR Electric Co.	A-1	2.00	01/05/09	1,100,000	1,099,755
Pfizer, Inc.†	A-1+	1.00	01/23/09	5,000,000	4,996,941
Pitney Bowes, Inc.†	A-1	1.80	01/05/09	3,000,000	2,999,398
Procter & Gamble Co.†	A-1+	1.60	01/06/09	5,000,000	4,998,886
Rockwell Collins, Inc.†	A-1	0.60	01/26/09	1,952,000	1,951,186
Rockwell Collins, Inc.†	A-1	1.10	01/07/09	540,000	539,901
Rockwell Collins, Inc.†	A-1	1.15	01/08/09	597,000	596,866
Siemens Capital Co. LLC†	A-1+	0.10	03/13/09	2,923,000	2,922,416
Siemens Capital Co. LLC†	A-1+	0.30	01/13/09	1,000,000	999,900
Toyota Motor Credit Corp.	A-1+	1.05	02/24/09	175,000	174,724
Toyota Motor Credit Corp.	A-1+	2.10	03/09/09	3,300,000	3,286,892
Toyota Motor Credit Corp.	A-1+	2.10	02/02/09	700,000	698,719
Toyota Motor Credit Corp.	A-1+	2.15	01/30/09	1,000,000	998,265
Toyota Motor Credit Corp.	A-1+	2.30	01/05/09	183,000	182,953
Walgreen Co.†	A-1	1.20	01/08/09	5,200,000	5,198,784
Walt Disney Co.†	A-1	1.05	02/17/09	2,663,000	2,660,356
Washington Gas Light Co.	A-1	1.65	01/06/09	4,269,000	4,268,019
Washington Gas Light Co.	A-1	1.10	01/16/09	1,000,000	999,541
Washington Post Co.†	A-1	0.15	01/23/09	5,200,000	5,199,523
					159,339,211
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $200,937,136) 100.0%					200,986,624

TOTAL INVESTMENTS (Cost: $200,937,136)100.0%					200,986,624

OTHER NET ASSETS 0.0% (4)					3,058

NET ASSETS 100.0%					$200,989,682

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2008

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (14.6%)
U.S. Treasury Note	AAA	3.13	04/30/13	1,750,000	1,894,239
U.S. Treasury Strip	AAA	0.00	11/15/12	5,000,000	4,722,690
U.S. Treasury Strip	AAA	0.00	02/15/13	13,000,000	12,187,872
U.S. Treasury Strip	AAA	0.00	05/15/13	8,500,000	7,949,595
					26,754,396
U.S. GOVERNMENT AGENCIES (25.6%)
MORTGAGE-BACKED OBLIGATIONS (1.9%)
FHLMC	AAA	4.00	11/15/26	112,957	113,005
FHLMC	AAA	5.00	06/15/17	3,000,000	3,074,778
FHLMC	AAA	5.50	04/01/09	1,975	1,989
FHLMC	AAA	5.50	06/01/09	2,473	2,522
FHLMC	AAA	6.00	11/01/10	7,812	7,970
FHLMC	AAA	6.00	07/01/16	2,816	2,907
FHLMC	AAA	6.00	02/01/19	17,917	18,613
FHLMC	AAA	6.50	11/01/09	679	694
FHLMC	AAA	6.50	04/01/14	88,512	92,943
FHLMC	AAA	7.00	02/01/14	40,392	42,280
FHLMC	AAA	7.50	03/15/21	18,257	19,709
FHLMC	AAA	8.00	09/01/18	5,961	5,983
FHLMC	AAA	8.50	09/01/17	4,468	4,771
FNMA	AAA	4.00	11/25/26	10,055	10,043
FNMA	AAA	5.50	02/01/09	326	327
FNMA	AAA	6.00	07/01/09	635	638
FNMA	AAA	6.00	01/01/11	489	490
FNMA	AAA	6.00	09/01/12	21,372	22,226
FNMA	AAA	6.50	08/01/13	17,967	18,500
FNMA	AAA	6.50	12/25/23	61,976	62,874
FNMA	AAA	8.00	06/01/17	891	938
FNMA	AAA	8.50	12/01/09	2,641	2,712
GNMA(5)	AAA	6.00	06/15/09	213	219
GNMA(5)	AAA	9.00	03/15/10	197	210
					3,507,341
NON-MORTGAGE-BACKED OBLIGATIONS (23.7%)
FFCB	AAA	4.95	10/10/14	12,500,000	14,080,020
FFCB	AAA	5.10	08/05/13	5,000,000	5,568,335
FHLB	AAA	3.00	04/15/09	3,500,000	3,526,894
FHLB	AAA	5.75	05/15/12	3,200,000	3,588,310
FHLMC	AAA	5.00	07/15/14	5,500,000	6,196,198
FHLMC	AAA	5.63	03/15/11	750,000	817,418
FHLMC	AAA	6.63	09/15/09	5,000,000	5,206,995
FNMA	AAA	3.25	02/15/09	500,000	501,656
FNMA	AAA	4.25	05/15/09	2,000,000	2,028,012
FNMA	AAA	4.38	09/15/12	1,750,000	1,884,311
					43,398,149
CORPORATE DEBT (57.1%)
BASIC MATERIALS (2.8%)
Bemis Co., Inc.	A	4.88	04/01/12	500,000	451,477
International Paper Co.	BBB	4.25	01/15/09	250,000	249,914
Lubrizol Corp.	BBB	5.50	10/01/14	500,000	454,547
Martin Marietta Materials, Inc	BBB+	6.88	04/01/11	1,000,000	955,011

Rohm & Haas Co.	BBB	5.60	03/15/13	750,000	724,168
Sealed Air Corp.†	BBB-	5.63	07/15/13	1,000,000	826,304
Sonoco Products Co.	BBB+	6.50	11/15/13	250,000	234,760
Temple-Inland, Inc.	BBB-	7.88	05/01/12	143,000	125,144
Vulcan Materials Co.	BBB+	6.30	06/15/13	1,000,000	885,017
Worthington Industries, Inc.	BBB	6.70	12/01/09	250,000	255,288
					5,161,630
CONSUMER, CYCLICAL (7.9%)
AutoZone, Inc.	BBB	6.50	01/15/14	1,000,000	893,403
Best Buy Co., Inc.†	BBB-	6.75	07/15/13	1,000,000	933,569
Black & Decker Corp.	BBB	4.75	11/01/14	500,000	436,776
Black & Decker Corp.	BBB	5.75	11/15/16	500,000	419,719
Brinker International, Inc.	BBB-	5.75	06/01/14	1,000,000	788,204
DaimlerChrysler N.A. LLC	A-	5.75	09/08/11	1,000,000	844,539
Ethan Allen Interiors, Inc.	BBB-	5.38	10/01/15	500,000	473,897
Fortune Brands, Inc.	BBB	4.88	12/01/13	1,000,000	880,763
Home Depot, Inc.	BBB+	5.40	03/01/16	250,000	223,730
Johnson Controls, Inc.	BBB	4.88	09/15/13	250,000	196,930
Johnson Controls, Inc.	BBB	5.25	01/15/11	750,000	689,208
Kohl’s Corp.	BBB+	7.38	10/15/11	500,000	490,379
Leggett & Platt, Inc.	A-	4.70	04/01/13	750,000	673,827
Macys Retail Hldgs., Inc.†	BBB-	4.80	07/15/09	250,000	236,959
Marriott International, Inc.	BBB	5.63	02/15/13	750,000	570,000
Mattel, Inc.	BBB-	6.13	06/15/11	1,000,000	954,792
Newell Rubbermaid, Inc.	BBB+	4.63	12/15/09	500,000	486,324
Newell Rubbermaid, Inc.	BBB+	5.50	04/15/13	500,000	438,136
Nordstrom, Inc.	A-	5.63	01/15/09	175,000	175,116
RadioShack Corp.	BB	7.38	05/15/11	400,000	348,000
Scholastic Corp.	BB	5.00	04/15/13	250,000	192,500
Stanley Works	A	4.90	11/01/12	525,000	513,738
Starwood Hotels & Resorts	BB+	6.25	02/15/13	1,000,000	690,000
Target Corp.	A+	5.38	06/15/09	1,000,000	1,010,641
Wendy’s International, Inc.	B+	6.25	11/15/11	300,000	253,500
Whirlpool Corp.	BBB	5.50	03/01/13	500,000	395,591
Whirlpool Corp.	BBB	6.50	06/15/16	500,000	394,044
					14,604,285
CONSUMER, NON-CYCLICAL (5.6%)
Anheuser-Busch Cos., Inc.	BBB+	4.38	01/15/13	1,000,000	932,475
Anheuser-Busch Cos., Inc.	BBB+	4.70	04/15/12	100,000	93,710
Brown-Forman Corp.	A	5.20	04/01/12	1,000,000	989,530
Bunge Ltd. Finance Corp.	BBB-	5.10	07/15/15	1,000,000	727,428
Cargill, Inc.†	A	5.20	01/22/13	1,000,000	916,095
Clorox Co.	BBB+	4.20	01/15/10	250,000	246,981
Clorox Co.	BBB+	5.00	03/01/13	500,000	492,613
Clorox Co.	BBB+	5.00	01/15/15	300,000	280,595
Coca-Cola Bottling Co.	BBB	6.38	05/01/09	200,000	200,665
ConAgra Foods, Inc.	BBB+	6.75	09/15/11	1,000,000	1,010,855
CVS Caremark Corp.	BBB+	6.13	08/15/16	500,000	484,417
Earthgrains Co.	BBB+	6.50	04/15/09	150,000	151,538
Hershey Co.	A	4.85	08/15/15	500,000	480,684
Hershey Co.	A	5.00	04/01/13	500,000	502,804
Kraft Foods, Inc.	BBB+	5.25	10/01/13	500,000	487,698
Kroger Co.	BBB-	4.95	01/15/15	500,000	476,033
PepsiAmericas, Inc.	A	6.38	05/01/09	150,000	150,714

Safeway, Inc.	BBB	6.50	03/01/11	500,000	501,473
Sara Lee Corp.	BBB+	3.88	06/15/13	750,000	647,904
Sara Lee Corp.	BBB+	6.25	09/15/11	250,000	247,485
Wal-Mart Stores, Inc.	AA	6.88	08/10/09	250,000	257,490
					10,279,187
ENERGY (4.9%)
CenterPoint Energy Resources	BBB	7.88	04/01/13	750,000	694,721
Diamond Offshore Drilling	A-	4.88	07/01/15	500,000	459,174
Enbridge, Inc.	A-	5.80	06/15/14	1,065,000	934,113
Halliburton Co.	A	5.50	10/15/10	500,000	510,691
Knight, Inc.	BB	5.15	03/01/15	250,000	186,250
Nabors Industries Ltd.	BBB+	5.38	08/15/12	750,000	707,786
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	1,000,000	868,621
Noble Corp.	A-	5.88	06/01/13	1,000,000	974,578
Premco Refining Group	BBB	7.50	06/15/15	500,000	450,208
Smith International, Inc.	BBB+	6.75	02/15/11	1,000,000	1,006,759
Sunoco, Inc.	BBB	4.88	10/15/14	500,000	420,552
Valero Energy Corp.	BBB	4.75	06/15/13	1,000,000	918,832
Weatherford Int’l. Ltd.	BBB+	5.15	03/15/13	500,000	440,286
Weatherford Int’l. Ltd.	BBB+	5.50	02/15/16	500,000	429,805
					9,002,376
FINANCIAL (13.1%)
American Express Credit Corp.	A+	5.88	05/02/13	1,000,000	959,974
Bank of America Corp.	A+	5.38	08/15/11	250,000	254,563
Bank of America Corp.	A	5.75	08/15/16	500,000	467,309
Berkshire Hathaway Finance	AAA	4.20	12/15/10	500,000	507,188
Brandywine Realty Trust	BBB-	4.50	11/01/09	250,000	234,447
Capital One Bank	A-	5.75	09/15/10	250,000	242,642
CIT Group, Inc.	BBB+	5.80	07/28/11	250,000	209,489
Colonial Realty LP	BBB-	4.80	04/01/11	300,000	239,160
Developers Diversified Realty	BBB-	5.00	05/03/10	250,000	181,133
Duke Realty LP	BBB+	4.63	05/15/13	500,000	314,566
ERP Operating LP	BBB+	5.38	08/01/16	500,000	352,351
First Horizon National Corp.	BBB-	4.50	05/15/13	125,000	86,824
First Industrial LP	BBB-	6.88	04/15/12	750,000	489,270
First Tennessee Bank	BBB+	2.77	05/18/09	925,000	899,495
Ford Motor Credit Co. LLC	CCC+	7.38	10/28/09	750,000	658,666
Fosters Finance Corp.†	BBB	4.88	10/01/14	500,000	429,688
Fosters Finance Corp.†	BBB	6.88	06/15/11	500,000	496,228
GATX Financial Corp.	BBB+	5.13	04/15/10	250,000	234,179
General Electric Capital Corp.	AAA	5.00	01/08/16	500,000	484,206
Harley-Davidson Funding†	A	5.25	12/15/12	1,000,000	697,773
HCP, Inc.	BBB	4.88	09/15/10	500,000	445,732
HCP, Inc.	BBB	5.65	12/15/13	500,000	298,780
Health Care REIT, Inc.	BBB-	8.00	09/12/12	500,000	428,415
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	1,000,000	1,007,627
HSBC Finance Corp.	AA-	2.27	01/10/10	50,000	44,200
HSBC Finance Corp.	AA-	4.84	02/10/09	20,000	19,600
HSBC Finance Corp.	AA-	4.88	01/10/10	100,000	88,417
HSBC Finance Corp.	AA-	5.03	04/10/11	20,000	16,288
HSBC Finance Corp.	AA-	5.30	07/10/09	15,000	13,802
HSBC Finance Corp.	AA-	5.82	11/10/13	40,000	26,000
HSBC Finance Corp.	AA-	6.03	11/10/13	70,000	45,500
HSBC Finance Corp.	AA-	6.16	06/10/11	10,000	8,423

HSBC Finance Corp.	AA-	6.38	11/10/13	43,000	27,950
Jefferson-Pilot Corp.	A+	4.75	01/30/14	500,000	371,730
JPMorgan Chase & Co.	A+	5.60	06/01/11	250,000	251,180
JPMorgan Chase & Co.	A+	5.76	06/28/09	50,000	50,413
KeyCorp	A-	6.50	05/14/13	1,050,000	967,981
Kimco Realty Corp.	BBB+	6.00	11/30/12	1,000,000	773,577
Lehman Brothers Hldgs.	NR	5.75	07/18/11	250,000	23,750
Lincoln National Corp.	A+	5.65	08/27/12	400,000	329,640
Mack-Cali Realty LP	BBB	5.80	01/15/16	1,000,000	647,463
MetLife, Inc.	A	5.00	11/24/13	250,000	228,654
Morgan Stanley	A	5.41	02/01/11	500,000	395,665
Nat’l. Rural Utilities Coop.	A	7.25	03/01/12	1,000,000	1,029,624
Nationwide Health Pptys., Inc.	BBB-	6.50	07/15/11	500,000	453,861
Nissan Motor Acceptance Corp.†	BBB+	5.63	03/14/11	500,000	491,608
ProLogis	BBB-	5.50	04/01/12	500,000	301,249
Protective Life Corp.	A	4.88	11/01/14	1,000,000	797,272
Protective Life Secured Trust	AA	2.57	05/10/10	650,000	415,604
Regency Centers LP	BBB+	4.95	04/15/14	500,000	345,123
Simon Property Group LP	A-	4.88	08/15/10	500,000	442,355
SLM Corp.	BBB-	4.00	01/15/09	500,000	497,717
SLM Corp.	BBB-	6.44	06/15/12	60,000	39,814
SLM Corp.	BBB-	7.34	12/15/09	200,000	160,776
Southtrust Bank, N.A.	AA	4.75	03/01/13	250,000	234,091
Textron Financial Corp.	BBB	5.13	02/03/11	250,000	188,159
Textron Financial Corp.	BBB	5.40	04/28/13	1,000,000	697,697
Travelers Cos., Inc.	A-	5.38	06/15/12	1,000,000	997,820
Union Planters Corp.	A	4.38	12/01/10	250,000	234,777
Vornado Realty LP	BBB	5.60	02/15/11	500,000	451,903
Wachovia Bank, N.A.	AA	5.60	03/15/16	500,000	464,753
Zions Bancorporation	BBB	5.65	05/15/14	1,000,000	747,587
					23,941,728
HEALTHCARE (5.5%)
Abbott Laboratories	AA	5.60	05/15/11	500,000	527,925
Allergan, Inc.	A	5.75	04/01/16	500,000	478,361
Baxter International, Inc.	A+	4.63	03/15/15	250,000	251,198
Beckman Coulter, Inc.	BBB	6.88	11/15/11	925,000	901,636
Blue Cross & Blue Shield of FL†	A-	8.25	11/15/11	1,000,000	1,074,648
Boston Scientific Corp.	BB+	4.25	01/12/11	500,000	460,000
Cardinal Health, Inc.	BBB+	5.50	06/15/13	1,000,000	945,345
Fisher Scientific Int’l., Inc.	BBB	6.13	07/01/15	500,000	440,625
Humana, Inc.	BBB	6.45	06/01/16	1,415,000	1,118,766
Laboratory Corp. of America	BBB	5.50	02/01/13	285,000	273,465
Laboratory Corp. of America	BBB	5.63	12/15/15	500,000	420,813
Lilly (Eli) & Co.	AA	5.20	03/15/17	500,000	507,756
McKesson Corp.	BBB+	7.75	02/01/12	1,000,000	1,117,911
UnitedHealth Group, Inc.	A-	5.25	03/15/11	250,000	235,066
UnitedHealth Group, Inc.	A-	5.50	11/15/12	750,000	683,460
WellPoint, Inc.	A-	4.25	12/15/09	200,000	192,333
WellPoint, Inc.	A-	5.00	01/15/11	500,000	472,574
					10,101,882
INDUSTRIAL (8.7%)
Acuity Brands, Inc.	BBB-	8.38	08/01/10	1,000,000	1,073,672
Avery Dennison Corp.	BBB	4.88	01/15/13	500,000	448,219
Burlington Northern Santa Fe	BBB	4.30	07/01/13	500,000	464,022

Canadian Pacific Railway Co.	BBB	5.75	05/15/13	1,000,000	925,462
CSX Corp.	BBB-	5.30	02/15/14	500,000	451,279
CSX Corp.	BBB-	6.25	04/01/15	500,000	490,805
Dun & Bradstreet Corp.	A-	5.50	03/15/11	500,000	487,509
Dun & Bradstreet Corp.	A-	6.00	04/01/13	1,000,000	944,547
Federal Express Corp.	BBB	9.65	06/15/12	1,000,000	1,049,995
FedEx Corp.	BBB	3.50	04/01/09	200,000	199,313
General Dynamics Corp.	A	4.50	08/15/10	500,000	510,629
Goodrich Corp.	BBB+	7.63	12/15/12	1,000,000	1,037,892
Masco Corp.	BBB	4.80	06/15/15	500,000	337,995
Masco Corp.	BBB	5.88	07/15/12	300,000	245,998
Pall Corp.†	BB+	6.00	08/01/12	1,000,000	965,113
Precision Castparts Corp.	BBB+	5.60	12/15/13	750,000	676,241
Roper Industries, Inc.	BBB-	6.63	08/15/13	1,000,000	1,002,837
Ryder System, Inc.	BBB+	6.00	03/01/13	500,000	409,655
Ryder System, Inc.	BBB+	7.20	09/01/15	1,000,000	880,450
Southwest Airlines Co.	BBB+	5.25	10/01/14	500,000	377,193
Steelcase, Inc.	BBB	6.50	08/15/11	1,000,000	941,726
Tyco Int’l. Finance	BBB+	6.00	11/15/13	675,000	633,363
Union Pacific Corp.	BBB	4.88	01/15/15	500,000	457,020
Union Pacific Corp.	BBB	6.13	01/15/12	500,000	486,874
Waste Management, Inc.	BBB	5.00	03/15/14	500,000	429,016
					15,926,825
TECHNOLOGY (2.1%)
Arrow Electronics, Inc.	BBB-	6.88	07/01/13	750,000	678,143
Cisco Systems, Inc.	A+	5.25	02/22/11	250,000	259,533
Computer Sciences Corp.	A-	7.38	06/15/11	950,000	940,807
Intuit, Inc.	BBB	5.40	03/15/12	725,000	658,866
Western Union Co.	A-	5.40	11/17/11	500,000	480,590
Xerox Corp.	BBB	6.88	08/15/11	1,000,000	864,407
					3,882,346
TELECOMMUNICATIONS (0.7%)
Nextel Communications, Inc.	BB	5.25	01/15/10	250,000	215,625
Verizon New England, Inc.	A	6.50	09/15/11	1,000,000	992,677
					1,208,302
UTILITIES (5.8%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	455,189
AGL Capital Corp.	BBB+	7.13	01/14/11	1,000,000	1,013,875
Arizona Public Svc. Co.	BBB-	6.38	10/15/11	500,000	470,662
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	500,000	468,892
Atmos Energy Corp.	BBB+	4.95	10/15/14	1,000,000	871,485
Duke Energy Corp.	A	4.50	04/01/10	500,000	499,291
Entergy New Orleans, Inc.	BBB+	5.25	08/01/13	1,000,000	860,335
Exelon Generation Co. LLC	BBB	5.35	01/15/14	1,000,000	913,390
Pepco Hldgs., Inc.	BBB-	4.00	05/15/10	250,000	240,380
PPL Energy Supply LLC	BBB	5.70	10/15/15	600,000	494,423
PPL Energy Supply LLC	BBB	6.40	11/01/11	1,100,000	1,081,945
Progress Energy, Inc.	A-	5.95	03/01/09	200,000	200,268
Progress Energy, Inc.	BBB	6.85	04/15/12	900,000	902,557
Southwest Gas Corp.	BBB-	8.38	02/15/11	1,000,000	1,011,279
TransAlta Corp.	BBB	5.75	12/15/13	1,000,000	824,162
Virginia Electric & Power Co.	A-	4.50	12/15/10	400,000	394,778
					10,702,911
TOTAL LONG-TERM DEBT SECURITIES (Cost: $182,981,986) 97.3%					178,471,358

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.4%)
Northern Illinois Gas Co.	A-1+	0.08	01/08/09	1,000,000	999,984
Toyota Motor Credit Corp.	A-1+	0.40	01/21/09	1,630,000	1,629,638
					2,629,622
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,629,622) 1.4%					2,629,622

TOTAL INVESTMENTS (Cost: $185,611,608) 98.7%					181,100,980

OTHER NET ASSETS 1.3%					2,318,294

NET ASSETS 100.0%					$183,419,274

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2008

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.0%)
U.S. Treasury Strip	AAA	0.00	02/15/18	10,000,000	7,686,690

U.S. GOVERNMENT AGENCIES (42.5%)
MORTGAGE-BACKED OBLIGATIONS (39.6%)
FHARM	AAA	5.26	04/01/37	2,953,740	2,980,991
FHARM	AAA	5.28	02/01/36	1,834,399	1,864,454
FHARM	AAA	5.45	05/01/37	2,260,673	2,309,894
FHLMC	AAA	4.00	10/15/26	324,522	325,187
FHLMC	AAA	5.00	02/01/26	1,106,663	1,136,838
FHLMC	AAA	5.43	04/01/37	2,325,911	2,361,911
FHLMC	AAA	5.50	10/01/18	1,020,171	1,055,230
FHLMC	AAA	5.50	12/15/20	3,500,000	3,582,394
FHLMC	AAA	5.50	03/01/21	1,078,617	1,114,337
FHLMC	AAA	5.50	07/15/31	1,500,000	1,537,946
FHLMC	AAA	5.50	01/15/33	2,121,829	2,204,209
FHLMC	AAA	5.50	01/15/35	500,000	515,591
FHLMC	AAA	5.79	03/01/37	1,599,624	1,630,863
FHLMC	AAA	6.00	07/15/29	1,352,764	1,403,109
FHLMC	AAA	6.00	03/15/32	2,181,528	2,257,255
FNMA	AAA	4.00	05/01/19	2,107,310	2,141,836
FNMA	AAA	4.50	05/01/18	1,973,994	2,030,393
FNMA	AAA	4.50	12/01/18	1,025,378	1,054,674
FNMA	AAA	4.50	02/01/19	776,603	796,850
FNMA	AAA	4.50	05/01/19	506,742	519,953
FNMA	AAA	4.50	06/01/19	1,337,635	1,372,508
FNMA	AAA	4.50	06/01/19	696,645	714,807
FNMA	AAA	4.50	05/01/34	1,049,791	1,066,552
FNMA	AAA	4.50	06/01/34	2,063,936	2,096,889
FNMA	AAA	5.00	04/01/18	428,288	442,131
FNMA	AAA	5.00	09/01/18	1,487,230	1,535,299
FNMA	AAA	5.00	09/01/20	1,550,507	1,595,776
FNMA	AAA	5.00	10/01/20	2,189,528	2,253,454
FNMA	AAA	5.00	10/01/25	1,648,002	1,688,322
FNMA	AAA	5.00	06/01/33	2,043,876	2,092,185
FNMA	AAA	5.00	09/01/33	1,749,802	1,791,161
FNMA	AAA	5.00	11/01/33	3,247,752	3,324,515
FNMA	AAA	5.00	01/01/34	2,393,044	2,449,605
FNMA	AAA	5.00	03/01/34	1,164,142	1,191,657
FNMA	AAA	5.00	04/01/34	1,461,559	1,495,190
FNMA	AAA	5.00	04/01/34	574,118	587,329
FNMA	AAA	5.00	04/01/35	1,870,230	1,912,097
FNMA	AAA	5.00	06/01/35	1,467,815	1,500,673
FNMA	AAA	5.00	09/01/35	4,612,873	4,716,136
FNMA	AAA	5.50	04/01/17	239,086	247,526
FNMA	AAA	5.50	05/01/17	474,466	491,217
FNMA	AAA	5.50	01/01/24	1,244,511	1,280,330
FNMA	AAA	5.50	03/01/24	2,868,658	2,949,586
FNMA	AAA	5.50	09/01/25	1,326,503	1,363,141
FNMA	AAA	5.50	11/01/26	1,675,460	1,721,473

FNMA	AAA	5.50	07/01/33	3,504,572	3,601,099
FNMA	AAA	5.50	09/01/33	1,721,908	1,769,334
FNMA	AAA	5.50	10/01/33	2,343,536	2,408,084
FNMA	AAA	5.50	03/01/34	1,638,528	1,683,658
FNMA	AAA	5.50	03/01/34	881,464	905,742
FNMA	AAA	5.50	07/01/34	2,146,893	2,204,682
FNMA	AAA	5.50	09/01/34	1,574,301	1,616,678
FNMA	AAA	5.50	09/01/34	619,071	635,735
FNMA	AAA	5.50	10/01/34	3,555,489	3,651,195
FNMA	AAA	5.50	02/01/35	1,236,044	1,269,316
FNMA	AAA	5.50	02/01/35	1,038,529	1,065,835
FNMA	AAA	5.50	04/01/35	1,501,322	1,540,796
FNMA	AAA	5.50	08/01/35	2,932,714	3,009,823
FNMA	AAA	5.50	06/01/48	1,665,042	1,665,042
FNMA	AAA	6.00	03/01/17	303,300	315,809
FNMA	AAA	6.00	05/01/23	1,507,471	1,558,751
FNMA	AAA	6.00	01/01/25	845,099	872,891
FNMA	AAA	6.00	03/01/28	1,803,148	1,859,281
FNMA	AAA	6.00	04/01/32	504,541	521,354
FNMA	AAA	6.00	04/01/32	253,058	261,491
FNMA	AAA	6.00	05/01/32	1,702,691	1,759,431
FNMA	AAA	6.00	04/01/33	1,977,381	2,043,275
FNMA	AAA	6.00	11/01/34	1,326,438	1,368,775
FNMA	AAA	6.00	12/01/36	1,831,209	1,887,369
FNMA	AAA	6.00	01/01/37	1,892,096	1,950,123
FNMA	AAA	6.00	04/01/37	1,707,597	1,733,059
FNMA	AAA	6.00	05/01/37	1,716,879	1,742,479
FNMA	AAA	6.00	06/01/37	1,995,805	2,025,564
FNMA	AAA	6.00	07/01/37	1,829,087	1,885,077
FNMA	AAA	6.00	08/01/37	2,734,236	2,817,934
FNMA	AAA	6.00	12/01/37	1,450,861	1,495,273
FNMA	AAA	6.00	02/25/47	1,607,705	1,634,835
FNMA	AAA	6.50	09/01/16	95,772	99,645
FNMA	AAA	6.50	03/01/17	794,244	825,251
FNMA	AAA	6.50	05/01/17	123,376	128,193
FNMA	AAA	6.50	04/01/32	330,917	345,292
FNMA	AAA	6.50	05/01/32	1,937,108	2,021,252
FNMA	AAA	6.50	05/01/32	605,151	631,438
FNMA	AAA	6.50	09/01/36	1,457,920	1,493,038
FNMA	AAA	6.50	05/01/37	1,714,102	1,782,302
FNMA	AAA	6.50	07/01/37	1,249,419	1,299,131
FNMA	AAA	6.50	09/01/37	2,171,963	2,258,381
FNMA	AAA	6.50	05/01/38	2,004,972	2,084,545
FNMA	AAA	7.00	09/01/31	179,765	190,216
FNMA	AAA	7.00	11/01/31	139,114	147,202
FNMA	AAA	7.50	04/01/32	102,426	108,524
FNMA	AAA	7.50	06/01/32	501,005	530,831
FNMA	AAA	8.00	03/01/31	84,262	89,498
FNMA	AAA	8.00	04/01/32	114,684	121,854
FNMA	AAA	8.00	04/01/32	46,227	49,109
GNMA (5)	AAA	6.27	10/16/27	2,910,480	3,049,121
GNMA (5)	AAA	6.50	04/15/31	48,137	50,596
GNMA (5)	AAA	6.50	12/15/31	234,757	246,749

GNMA (5)	AAA	6.50	05/15/32	94,112	98,919
GNMA (5)	AAA	7.00	09/15/31	58,763	62,139
GNMA (5)	AAA	7.00	09/15/31	35,193	37,215
GNMA (5)	AAA	7.00	05/15/32	35,034	36,838
					147,250,543
NON-MORTGAGE-BACKED OBLIGATIONS (2.9%)
FNMA	AAA	0.00	10/09/19	20,000,000	10,838,776

CORPORATE DEBT (50.2%)
BASIC MATERIALS (3.0%)
ARCO Chemical Co.	D	10.25	11/01/10	5,000,000	800,000
International Paper Co.	BBB	4.25	01/15/09	2,000,000	1,999,310
Lubrizol Corp.	BBB	5.50	10/01/14	2,000,000	1,818,186
Martin Marietta Materials, Inc	BBB+	6.88	04/01/11	1,500,000	1,432,517
PolyOne Corp.	B	7.50	12/15/15	3,750,000	1,134,375
Sonoco Products Co.	BBB+	6.50	11/15/13	500,000	469,520
Vulcan Materials Co.	BBB+	7.00	06/15/18	2,000,000	1,564,806
Worthington Industries, Inc.	BBB	6.70	12/01/09	2,000,000	2,042,302
					11,261,016
CONSUMER, CYCLICAL (8.8%)
Best Buy Co., Inc.†	BBB-	6.75	07/15/13	500,000	466,785
Black & Decker Corp.	BBB	4.75	11/01/14	2,000,000	1,747,102
Brinker International, Inc.	BBB-	5.75	06/01/14	2,000,000	1,576,408
Ethan Allen Interiors, Inc.	BBB-	5.38	10/01/15	2,000,000	1,895,586
Fortune Brands, Inc.	BBB	4.88	12/01/13	500,000	440,382
Fortune Brands, Inc.	BBB	5.38	01/15/16	1,900,000	1,586,981
Fruit of the Loom (2)	NR	7.38	11/15/23	345,170	35
Home Depot, Inc.	BBB+	5.40	03/01/16	2,000,000	1,789,840
Johnson Controls, Inc.	BBB	4.88	09/15/13	2,500,000	1,969,303
Kellwood Co.	NR	7.88	07/15/09	4,000,000	2,600,000
Kohl’s Corp.	BBB+	6.30	03/01/11	1,500,000	1,453,313
Leggett & Platt, Inc.	A-	4.70	04/01/13	2,000,000	1,796,872
Macys Retail Hldgs., Inc.†	BBB-	4.80	07/15/09	2,000,000	1,895,674
Marriott International, Inc.	BBB	5.63	02/15/13	2,000,000	1,520,000
Newell Rubbermaid, Inc.	BBB+	4.63	12/15/09	2,500,000	2,431,618
RadioShack Corp.	BB	7.38	05/15/11	2,000,000	1,740,000
Scholastic Corp.	BB	5.00	04/15/13	2,000,000	1,540,000
Starwood Hotels & Resorts	BB+	6.25	02/15/13	500,000	345,000
Target Corp.	A+	5.38	06/15/09	3,250,000	3,284,583
Wendy’s International, Inc.	B+	6.25	11/15/11	1,500,000	1,267,500
Whirlpool Corp.	BBB	6.50	06/15/16	2,000,000	1,576,176
					32,923,158
CONSUMER, NON-CYCLICAL (3.1%)
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	2,000,000	1,434,830
Cargill, Inc.†	A	5.00	11/15/13	500,000	447,019
Clorox Co.	BBB+	5.00	03/01/13	2,000,000	1,970,450
CVS Caremark Corp.	BBB+	6.13	08/15/16	2,000,000	1,937,666
Kroger Co.	BBB-	4.95	01/15/15	2,000,000	1,904,132
PepsiAmericas, Inc.	A	6.38	05/01/09	2,000,000	2,009,516
Sara Lee Corp.	BBB+	6.25	09/15/11	2,000,000	1,979,882
					11,683,495

ENERGY (5.8%)
Diamond Offshore Drilling	A-	4.88	07/01/15	2,000,000	1,836,694
Enbridge, Inc.	A-	5.80	06/15/14	1,000,000	877,101
Knight, Inc.	BB	5.15	03/01/15	2,000,000	1,490,000
Nabors Industries Ltd.	BBB+	5.38	08/15/12	1,000,000	943,715
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	2,000,000	1,737,242
Noble Corp.	A-	7.50	03/15/19	2,000,000	2,473,014
Premco Refining Group	BBB	7.50	06/15/15	2,000,000	1,800,832
Seariver Maritime, Inc.	AAA	0.00	09/01/12	10,000,000	8,564,670
Weatherford Int’l. Ltd.	BBB+	5.15	03/15/13	500,000	440,286
Weatherford Int’l. Ltd.	BBB+	5.50	02/15/16	1,500,000	1,289,414
					21,452,968
FINANCIAL (15.7%)
American Express Credit Corp.	A+	5.88	05/02/13	500,000	479,987
Berkley (W.R.) Corp.	BBB+	8.70	01/01/22	5,000,000	5,358,920
Brandywine Realty Trust	BBB-	4.50	11/01/09	2,000,000	1,875,574
Capital One Bank	A-	5.75	09/15/10	2,000,000	1,941,138
Colonial Realty LP	BBB-	4.80	04/01/11	1,500,000	1,195,799
Corporate Pptys. Investors†	A-	7.88	03/15/16	5,000,000	3,487,785
Developers Diversified Realty	BBB-	5.00	05/03/10	2,000,000	1,449,064
Duke Realty LP	BBB+	4.63	05/15/13	2,000,000	1,258,262
Fairfax Financial Hldgs.	BB+	8.25	10/01/15	2,500,000	1,950,000
First Horizon Mtg.	AAA	5.00	06/25/33	1,486,516	1,470,733
First Horizon National Corp.	BBB-	4.50	05/15/13	5,000,000	3,472,975
First Industrial LP	BBB-	6.88	04/15/12	2,000,000	1,304,720
Ford Motor Credit Co. LLC	CCC+	7.38	10/28/09	3,000,000	2,634,663
Fosters Finance Corp.†	BBB	6.88	06/15/11	2,000,000	1,984,912
GATX Financial Corp.	BBB+	5.13	04/15/10	1,000,000	936,714
GMAC LLC	CC	0.00	12/01/12	10,000,000	1,894,900
Harley-Davidson Funding†	A	5.25	12/15/12	500,000	348,887
HCP, Inc.	BBB	4.88	09/15/10	2,000,000	1,782,928
HCP, Inc.	BBB	5.65	12/15/13	2,000,000	1,195,120
Health Care REIT, Inc.	BBB-	8.00	09/12/12	2,000,000	1,713,660
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	2,000,000	2,015,254
HSBC Finance Corp.	AA-	5.82	11/10/13	100,000	65,000
HSBC Finance Corp.	AA-	6.52	10/10/13	70,000	45,500
KeyCorp	A-	6.50	05/14/13	2,000,000	1,843,774
Kimco Realty Corp.	BBB+	6.00	11/30/12	1,000,000	773,577
Lincoln National Corp.	A+	5.65	08/27/12	2,000,000	1,648,200
Markel Corp.	BBB	6.80	02/15/13	1,000,000	883,540
Nationwide Health Pptys., Inc.	BBB-	6.50	07/15/11	2,000,000	1,815,442
ProLogis	BBB-	5.50	04/01/12	2,000,000	1,204,996
Protective Life Corp.	A	4.88	11/01/14	1,000,000	797,272
Protective Life Secured Trust	AA	1.07	08/10/14	21,000	12,775
Protective Life Secured Trust	AA	2.92	10/10/14	53,000	33,166
Protective Life Secured Trust	AA	5.88	12/10/14	124,000	75,950
Regency Centers LP	BBB+	4.95	04/15/14	2,000,000	1,380,492
Shurgard Storage Centers	A-	7.75	02/22/11	750,000	753,212
SLM Corp.	BBB-	4.00	01/15/09	2,250,000	2,239,724
Southtrust Bank, N.A.	AA	4.75	03/01/13	1,250,000	1,170,456
Travelers Cos., Inc.	A-	5.38	06/15/12	500,000	498,910
Vornado Realty LP	BBB	5.60	02/15/11	2,000,000	1,807,612
Zions Bancorporation	BBB	5.65	05/15/14	2,000,000	1,495,174
					58,296,767

HEALTHCARE (4.5%)
Allergan, Inc.	A	5.75	04/01/16	2,000,000	1,913,444
Cardinal Health, Inc.	BBB+	6.75	02/15/11	2,000,000	1,990,252
Fisher Scientific Int’l., Inc.	BBB	6.13	07/01/15	2,000,000	1,762,500
Humana, Inc.	BBB	7.20	06/15/18	2,000,000	1,608,376
Laboratory Corp. of America	BBB	5.50	02/01/13	1,000,000	959,527
Laboratory Corp. of America	BBB	5.63	12/15/15	1,000,000	841,626
McKesson Corp.	BBB+	7.75	02/01/12	1,750,000	1,956,344
UnitedHealth Group, Inc.	A-	5.50	11/15/12	2,000,000	1,822,560
WellPoint, Inc.	A-	4.25	12/15/09	2,000,000	1,923,334
Wyeth	A+	5.50	03/15/13	1,750,000	1,782,582
					16,560,545
INDUSTRIAL (3.5%)
Canadian Pacific Railway Co.	BBB	5.75	05/15/13	500,000	462,731
CSX Corp.	BBB-	5.30	02/15/14	2,000,000	1,805,116
Donnelley (R.R.) & Sons Co.	BBB+	4.95	04/01/14	2,000,000	1,516,004
Goodrich Corp.	BBB+	7.63	12/15/12	2,000,000	2,075,784
Masco Corp.	BBB	5.88	07/15/12	2,000,000	1,639,988
Precision Castparts Corp.	BBB+	5.60	12/15/13	2,000,000	1,803,310
Ryder System, Inc.	BBB+	6.00	03/01/13	2,000,000	1,638,618
Steelcase, Inc.	BBB	6.50	08/15/11	2,000,000	1,883,452
					12,825,003
TECHNOLOGY (1.1%)
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	2,000,000	1,632,854
Cisco Systems, Inc.	A+	5.25	02/22/11	2,000,000	2,076,264
Xerox Corp.	BBB	6.88	08/15/11	500,000	432,204
					4,141,322
TELECOMMUNICATIONS (1.5%)
Alltel Corp.	A	7.00	03/15/16	2,000,000	1,970,000
Nextel Communications, Inc.	BB	5.25	01/15/10	2,000,000	1,725,000
Verizon Florida LLC	A	6.13	01/15/13	2,000,000	1,906,104
					5,601,104
UTILITIES (3.2%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	455,189
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	2,000,000	1,875,566
Duke Energy Corp.	A	4.50	04/01/10	750,000	748,936
Entergy New Orleans, Inc.	BBB+	5.25	08/01/13	1,075,000	924,860
Entergy New Orleans, Inc.	BBB+	6.75	10/15/17	500,000	440,514
Pepco Hldgs., Inc.	BBB-	4.00	05/15/10	2,000,000	1,923,036
PPL Energy Supply LLC	BBB	5.40	08/15/14	2,000,000	1,707,758
Progress Energy, Inc.	A-	5.25	12/15/15	2,000,000	2,028,956
Virginia Electric & Power Co.	A-	4.50	12/15/10	2,000,000	1,973,892
					12,078,707
SOVEREIGN DEBT (1.4%)
Sri Lanka AID	NR	6.59	09/15/28	4,000,000	5,063,760

TOTAL LONG-TERM DEBT SECURITIES (Cost: $387,723,894) 96.1%					357,663,854

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (2.8%)
Danaher Corp.	A-1	0.02	01/05/09	5,000,000	4,999,989
Toyota Motor Credit Corp.	A-1+	0.40	01/21/09	5,400,000	5,398,800
					10,398,789
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $10,398,789) 2.8%					10,398,789

TOTAL INVESTMENTS
(Cost: $398,122,683) 98.9%					368,062,643

OTHER NET ASSETS 1.1%					4,038,766

NET ASSETS 100.0%					$372,101,409

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2008

Abbreviations:	FFCB = Federal Farm Credit Bank
FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poors Corporation.

*** This security was fair valued in accordance with procedures adopted by the Funds’ Board of Directors.

† Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

EQUITY INDEX FUND	$13,916,586	2.6%
ALL AMERICA FUND	$5,435,336	2.5%
SMALL CAP VALUE FUND	$6,489,645	4.2%
SMALL CAP GROWTH FUND	$1,799,995	1.2%
MID CAP VALUE FUND	$799,998	2.7%
MID-CAP EQUITY INDEX FUND	$7,375,677	3.0%
COMPOSITE FUND	$1,930,145	1.3%
MONEY MARKET FUND	$90,178,715	44.9%
MID-TERM BOND FUND	$7,067,985	3.9%
BOND FUND	$8,631,062	2.3%

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.Information on futures contracts outstanding in the Funds as of December 31, 2008, were as follows:

							Face Value
							of Futures
					Underlying		as a % of
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value	Gain(Loss)	Investments

EQUITY INDEX FUND	129	S&P 500 Stock Index	P	March 2009	$29,028,225	$(9,213)	5.3%
ALL AMERICA FUND	32	S&P 500 Stock Index	P	March 2009	$7,200,800	$(21,200)	3.2%
MID-CAP EQUITY INDEX FUND	100	S&P MidCap 400 Stock Index	P	March 2009	$26,860,000	$495,125	11.0%

(2)	Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.
(3)

The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2008 was 0.10%.

(4)	Percentage is less than 0.05%.
(5)	U.S. Government guaranteed security.

Fair Value—Effective January 1, 2008, the Investment Company adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a single definition of fair value, institutes a framework for measuring fair value and expands disclosures about fair value measurements. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. SFAS 157 establishes a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 –other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 –significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of December 31, 2008, management determined that the fair value inputs for all equity securities, including shares of registered investment companies, were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. However, certain Rule 144A securities not actively traded were considered Level 3. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2008, by SFAS 157 valuation hierarchy:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments at Market Value:
Equity Index Fund	$515,040,073	$29,264,154	—	$544,304,227
All America Fund	$209,905,213	$11,005,584	695,347	$221,606,144
Small Cap Value Fund	$143,283,334	$7,719,621	3,989,652	$154,992,607
Small Cap Growth Fund	$143,791,492	$5,799,395	—	$149,590,887
Mid Cap Value Fund	$28,304,261	$1,499,842	—	$29,804,103
Mid-Cap Equity Index Fund	$218,695,597	$26,402,786	—	$245,098,383
International Fund	$11,828,829	—	—	$11,828,829
Composite Fund	$86,205,106	$63,040,475	—	$149,245,581
Retirement Income Fund	$3,516,933	—	—	$3,516,933
2010 Retirement Fund	$8,274,705	—	—	$8,274,705
2015 Retirement Fund	$20,017,092	—	—	$20,017,092
2020 Retirement Fund	$20,685,744	—	—	$20,685,744
2025 Retirement Fund	$14,822,394	—	—	$14,822,394
2030 Retirement Fund	$11,661,423	—	—	$11,661,423
2035 Retirement Fund	$8,780,940	—	—	$8,780,940
2040 Retirement Fund	$6,200,702	—	—	$6,200,702
2045 Retirement Fund	$6,858,194	—	—	$6,858,194
Conservative Allocation Fund	$23,604,668	—	—	$23,604,668
Moderate Allocation Fund	$89,505,262	—	—	$89,505,262
Aggressive Allocation Fund	$81,248,122	—	—	$81,248,122
Money Market Fund	—	$200,986,624	—	$200,986,624
Mid-Term Bond Fund	—	$181,100,980	—	$181,100,980
Bond Fund	—	$368,062,643	—	$368,062,643
Other Financial Instruments:*
Equity Index Fund	$(9,213)	—	—	$(9,213)
All America Fund	$(21,200)	—	—	$(21,200)
Mid-Cap Equity Index Fund	$495,125	—	—	$495,125

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Value Measurement Using Signficant Unobservable Inputs (Level 3)
for the Year Ended December 31, 2008

	Balance December 31, 2007	Purchases/ (Sales)	Unrealized Gains (Losses) (a)	Transfer In/(Out) of Level 3	Balance December 31, 2008
All America Fund	$1,473,487	—	$(599,139)	$(179,001)	$695,347
Small Cap Value Fund	$6,658,540	$170,630	$(2,839,518)	—	$3,989,652

(a)	Unrealized gains and losses on Level 3 securities are included in Net Unrealized Appreciation (Depreciation) of Investments in the Statements of Operations

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the market on which the security is principally traded but before the Funds calculate their net asset value, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of common stock are based on the identified cost basis of the security determined on the first-in, first-out (“FIFO”) basis.

Equity-type funds with an indexed portfolio component may, in order to remain more fully invested in the equity markets while minimizing transaction costs, purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in Footnote 1), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities.

Each of the Retirement Funds invests in equity (stock) funds and fixed income (bond) funds and targets different percentages to these asset classes. The targets reflect varying emphases on achieving capital appreciation and gains versus preserving capital and producing income, depending on the specific Fund’s time horizon.

The Retirement Funds invest in the following underlying funds of the Investment Company in accordance with the percentage allocations noted:

	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Growth Fund	Small Cap Value Fund	International Fund	Bond Fund	Mid-Term Bond Fund	Money Market Fund
Retirement Income Fund	20%	5%	—	—	—	30%	30%	15%
2010 Retirement Fund	25%	15%	—	—	5%	25%	20%	10%
2015 Retirement Fund	30%	12%	3%	3%	7%	25%	11%	9%
2020 Retirement Fund	35%	12%	4%	4%	10%	24%	11%	—
2025 Retirement Fund	40%	15%	5%	5%	10%	20%	5%	—
2030 Retirement Fund	40%	18%	6%	6%	10%	20%	—	—
2035 Retirement Fund	40%	21%	7%	7%	13%	12%	—	—
2040 Retirement Fund	35%	24%	8%	8%	14%	11%	—	—
2045 Retirement Fund	35%	20%	10%	10%	15%	10%	—	—

Generally, rebalancing of the Retirement Funds’ holdings are performed on a quarterly or other periodic basis and the mix of underlying Funds is reviewed annually.

The Allocation Funds invest in the following underlying Funds of the Investment Company in accordance with the percentage allocations noted:

Conservative Allocation: Equity Index (25%), Bond (30%), Mid-Term Bond (45%).

Moderate Allocation: Equity Index (35%), Bond (30%), Mid-Term Bond (20%), Mid-Cap Equity Index (15%).

Aggressive Allocation: Equity Index (45%), Bond (25%), Mid-Cap Equity Index (20%), Small Cap Value (5%), Small Cap Growth (5%).

Generally, rebalancing of the Allocation Funds’ holdings are performed on a monthly basis.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at December 31, 2008 for each of the funds were as follows. Differences with amounts reflected in the Statements of Assets and Liabilities arise principally from wash sales and the treatment of distributions from Real Estate Investment Trusts (REITs).

	Equity Index	All America	Small Cap	Small Cap	Mid Cap
	Fund	Fund	Value Fund	Growth	Value Fund
Unrealized Appreciation	$77,630,933	$16,155,056	$6,808,157	$6,762,867	$449,951
Unrealized Depreciation	(190,801,132)	(84,931,327)	(53,302,796)	(35,282,416)	(11,380,363)
Net	$(113,170,199)	$(68,776,271)	$(46,494,639)	$(28,519,549)	$(10,930,412)
Cost of Invesmtents	$657,474,428	$290,382,414	$201,487,246	$178,110,436	$40,734,515

	Mid-Cap
	Equity Index	International	Composite	Retirement	2010 Retirement
	Fund	Fund	Fund	Income Fund	Fund
Unrealized Appreciation	$13,364,583	$0	$4,398,899	$0	$0
Unrealized Depreciation	(103,027,891)	(4,392,369)	(30,851,940)	(439,857)	(1,583,060)
Net	$(89,663,308)	$(4,392,369)	$(26,453,041)	$(439,857)	$(1,583,060)
Cost of Investments	$334,761,691	$16,221,198	$175,698,622	$3,956,790	$9,857,765

	2015		2025	2030
	Retirement	2020 Retirement	Retirement	Retirement	2035 Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$0	$0	$0	$0	$0
Unrealized Depreciation	(4,494,429)	(5,268,430)	(3,707,761)	(3,228,941)	(2,540,113)
Net	$(4,494,429)	$(5,268,430)	$(3,707,761)	$(3,228,941)	$(2,540,113)
Cost of Investments	$24,511,521	$25,954,174	$18,530,155	$14,890,364	$(11,321,053)

	2040		Conservative	Moderate	Aggressive
	Retirement	2045 Retirement	Allocation	Allocation	Allocation
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$0	$0	$0	$0	$0
Unrealized Depreciation	(1,817,009)	(1,816,548)	(3,603,606)	(23,676,178)	(32,729,667)
Net	$(1,817,009)	$(1,816,548)	$(3,603,606)	$(23,676,178)	$(32,729,667)
Cost of Investments	$8,017,711	$8,674,742	$27,208,274	$113,181,440	$113,977,789

	Money
	Market	Mid-Term	Bond
	Fund	Bond Fund	Fund
Unrealized Appreciation	$49,812	$5,802,337	$6,634,058
Unrealized Depreciation	(324)	(10,312,968)	(36,694,098)
Net	$49,488	$(4,510,631)	$(30,060,040)
Cost of Investments	$200,937,136	$185,611,611	$398,122,683

New Accounting Pronouncement — In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133 (“SFAS 161”), which is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires entities that utilize derivative instruments to provide qualitative disclosures about their objectives and strategies for using such instruments, as well as any details of credit-risk-related contingent features contained within derivatives. SFAS 161 requires entities to disclose additional information about the amounts and location of derivatives located within the financial statements and the impact that hedges have on an entity’s financial position, financial performance, and cash flows. Management is currently evaluating the Impact of SFAS 161 on the disclosures about its use of derivatives.

(b) Not applicable

ITEM 7.               DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.               PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.               PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.        EXHIBITS.

Attached hereto:

(a)	(1)	Not applicable.

	(2)	Exhibit 99.CERT

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

	(3)	Not applicable.

(b)		Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

		Exhibit 99.REPT	Report of Independent Registered Public Accounting Firm

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ MANFRED ALTSTADT
Manfred Altstadt
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date: February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ MANFRED ALTSTADT
Manfred Altstadt
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date: February 27, 2009

By:	/s/ JOHN R. GREED
John R. Greed
Senior Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date: February 27, 2009